First Trust North American Energy Infrastructure Fund (EMLP)

Portfolio of Investments
January 31, 2023 (Unaudited)

Shares	Description	Value

	Common Stocks — 54.8%
	Construction & Engineering — 3.5%
605,409	Quanta Services, Inc.	$92,137,196

	Electric Utilities — 15.8%
763,277	Alliant Energy Corp.	41,239,856
707,048	American Electric Power Co., Inc.	66,434,230
150,919	Constellation Energy Corp.	12,882,446
134,977	Duke Energy Corp.	13,828,394
42,941	Emera, Inc. (CAD)	1,709,830
4,907,212	Enel S.p.A., ADR	28,609,046
210,792	Evergy, Inc.	13,206,119
320,770	Eversource Energy	26,408,994
419,279	Exelon Corp.	17,689,381
51,333	Fortis, Inc. (CAD)	2,109,184
559,229	Iberdrola S.A., ADR	26,283,763
338,983	IDACORP, Inc.	35,867,791
344,667	NextEra Energy, Inc.	25,722,498
92,882	Orsted A/S, ADR	2,740,948
1,050,660	PPL Corp.	31,099,536
811,850	Southern (The) Co.	54,946,008
258,658	Xcel Energy, Inc.	17,787,911
		418,565,935

	Energy Equipment & Services — 0.2%
545,344	Archrock, Inc.	5,404,359

	Gas Utilities — 5.9%
3,239,648	AltaGas Ltd. (CAD)	60,578,289
248,960	Atmos Energy Corp.	29,262,758
12,261	Chesapeake Utilities Corp.	1,545,867
460,920	National Fuel Gas Co.	26,761,015
129,707	New Jersey Resources Corp.	6,474,974
337,929	ONE Gas, Inc.	27,831,832
100,432	UGI Corp.	4,000,207
		156,454,942

	Independent Power and Renewable Electricity Producers — 0.9%
476,096	AES (The) Corp.	13,049,791
240,378	Clearway Energy, Inc., Class A	7,704,115
107,396	Northland Power, Inc. (CAD)	2,884,772
		23,638,678

	Multi-Utilities — 9.8%
1,125,187	ATCO Ltd., Class I (CAD)	35,805,056
82,129	Canadian Utilities Ltd., Class A (CAD)	2,282,613
382,537	CenterPoint Energy, Inc.	11,522,015
303,349	CMS Energy Corp.	19,168,623
277,236	DTE Energy Co.	32,261,953
1,121,480	Public Service Enterprise Group, Inc.	69,453,256
454,768	Sempra Energy	72,912,953

Shares/Units	Description	Value

	Common Stocks (Continued)
	Multi-Utilities (Continued)
179,043	WEC Energy Group, Inc.	$16,828,252
		260,234,721

	Oil, Gas & Consumable Fuels — 18.5%
451,676	Cheniere Energy, Inc.	69,011,576
1,509,676	DT Midstream, Inc.	82,518,890
907,384	Enbridge, Inc.	37,175,523
2,099,955	Keyera Corp. (CAD)	47,900,217
3,935,336	Kinder Morgan, Inc.	72,016,649
802,765	ONEOK, Inc.	54,973,347
565,269	Targa Resources Corp.	42,406,480
522,889	TC Energy Corp.	22,557,432
1,900,309	Williams (The) Cos., Inc.	61,265,962
		489,826,076

	Semiconductors & Semiconductor Equipment — 0.1%
15,023	Enphase Energy, Inc. (a)	3,325,792

	Water Utilities — 0.1%
16,788	American Water Works Co., Inc.	2,627,154

	Total Common Stocks — 54.8%	1,452,214,853
	(Cost $1,165,701,162)
	Master Limited Partnerships — 33.3%
	Chemicals — 0.6%
624,519	Westlake Chemical Partners, L.P.	15,962,706

	Energy Equipment & Services — 0.1%
156,463	USA Compression Partners, L.P.	3,238,784

	Independent Power and Renewable Electricity Producers — 3.6%
1,286,335	NextEra Energy Partners, L.P. (b)	94,288,356

	Oil, Gas & Consumable Fuels — 29.0%
709,407	Cheniere Energy Partners, L.P.	38,712,340
11,807,138	Energy Transfer, L.P.	156,798,793
620,014	EnLink Midstream LLC (b)	7,886,578
7,056,609	Enterprise Products Partners, L.P.	180,649,190
878,830	Hess Midstream, L.P., Class A (b)	27,138,270
1,752,224	Holly Energy Partners, L.P.	33,046,945
2,905,320	Magellan Midstream Partners, L.P.	155,144,088
1,598,326	MPLX, L.P.	55,813,544
8,062,485	Plains GP Holdings, L.P., Class A (b)	105,537,929

First Trust North American Energy Infrastructure Fund (EMLP)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Shares/Units	Description	Value

	Master Limited Partnerships (Continued)
	Oil, Gas & Consumable Fuels (Continued)
242,876	Western Midstream Partners, L.P.	$6,562,509
		767,290,186
	Total Master Limited Partnerships — 33.3%	880,780,032
	(Cost $616,676,466)

	Money Market Funds — 10.2%
271,192,430	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.12% (c)	271,192,430
	(Cost $271,192,430)

	Total Investments — 98.3%	2,604,187,315
	(Cost $2,053,570,058)
	Net Other Assets and Liabilities — 1.7%	45,499,678
	Net Assets — 100.0%	$2,649,686,993

(a)	Non-income producing security.
(b)	This security is taxed as a “C” corporation for federal income tax purposes.
(c)	Rate shown reflects yield as of January 31, 2023.

ADR	-	American Depositary Receipt

Currency Abbreviations:
CAD	-	Canadian Dollar

First Trust North American Energy Infrastructure Fund (EMLP)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 1/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,452,214,853	$1,452,214,853	$—	$—
Master Limited Partnerships*	880,780,032	880,780,032	—	—
Money Market Funds	271,192,430	271,192,430	—	—
Total Investments	$2,604,187,315	$2,604,187,315	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust EIP Carbon Impact ETF (ECLN)

Portfolio of Investments
January 31, 2023 (Unaudited)

Shares	Description	Value

	Common Stocks — 80.2%
	Construction & Engineering — 4.1%
9,550	Quanta Services, Inc.	$1,453,415

	Electric Utilities — 27.1%
18,313	Alliant Energy Corp.	989,451
11,311	American Electric Power Co., Inc.	1,062,782
2,100	Constellation Energy Corp.	179,256
2,413	Duke Energy Corp.	247,212
862	Edison International	59,392
8,271	Emera, Inc. (CAD)	329,336
76,444	Enel S.p.A., ADR	445,668
8,212	Evergy, Inc.	514,482
6,740	Eversource Energy	554,904
4,052	Fortis, Inc. (CAD)	166,490
12,708	Hydro One Ltd. (CAD) (a) (b)	347,463
10,526	Iberdrola S.A., ADR	494,722
8,297	IDACORP, Inc.	877,906
4,507	NextEra Energy, Inc.	336,357
6,173	OGE Energy Corp.	242,722
461	Orsted A/S (DKK) (a) (b) (c)	41,053
24,939	PPL Corp.	738,194
14,759	Southern (The) Co.	998,889
12,887	Xcel Energy, Inc.	886,239
		9,512,518

	Gas Utilities — 9.7%
64,860	AltaGas Ltd. (CAD)	1,212,820
10,658	Atmos Energy Corp.	1,252,741
1,984	Chesapeake Utilities Corp.	250,143
1,536	New Jersey Resources Corp.	76,677
7,523	ONE Gas, Inc.	619,594
		3,411,975

	Independent Power and Renewable Electricity Producers — 8.4%
22,037	AES (The) Corp.	604,034
4,556	Brookfield Renewable Corp., Class A (CAD)	143,506
32,186	Clearway Energy, Inc., Class A	1,031,561
32,910	EDP Renovaveis S.A. (EUR) (c)	715,826
7,774	Encavis AG (EUR) (c)	150,624
11,340	Northland Power, Inc. (CAD)	304,605
		2,950,156

	Mortgage Real Estate Investment Trusts — 2.5%
24,101	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	889,568

	Multi-Utilities — 14.7%
13,682	ATCO Ltd., Class I (CAD)	435,381
9,990	CenterPoint Energy, Inc.	300,899
7,857	CMS Energy Corp.	496,484
6,893	DTE Energy Co.	802,138
18,950	Public Service Enterprise Group, Inc.	1,173,574
7,803	Sempra Energy	1,251,055

Shares/Units	Description	Value

	Common Stocks (Continued)
	Multi-Utilities (Continued)
7,379	WEC Energy Group, Inc.	$693,552
		5,153,083

	Oil, Gas & Consumable Fuels — 12.2%
6,104	Cheniere Energy, Inc.	932,630
30,204	DT Midstream, Inc.	1,650,951
10,671	Targa Resources Corp.	800,538
27,924	Williams (The) Cos., Inc.	900,270
		4,284,389

	Semiconductors & Semiconductor Equipment — 1.0%
1,627	Enphase Energy, Inc. (d)	360,185

	Water Utilities — 0.5%
1,058	American Water Works Co., Inc.	165,566
	Total Common Stocks — 80.2%	28,180,855
	(Cost $26,187,665)

	Master Limited Partnerships — 7.9%
	Independent Power and Renewable Electricity Producers — 4.9%
25,185	Brookfield Renewable Partners, L.P. (CAD)	733,470
13,625	NextEra Energy Partners, L.P. (e)	998,713
		1,732,183

	Oil, Gas & Consumable Fuels — 3.0%
19,049	Cheniere Energy Partners, L.P.	1,039,504
	Total Master Limited Partnerships — 7.9%	2,771,687
	(Cost $2,571,214)

	Money Market Funds — 12.2%
4,298,149	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.12% (f)	4,298,149
	(Cost $4,298,149)

	Total Investments — 100.3%	35,250,691
	(Cost $33,057,028)
	Net Other Assets and Liabilities — (0.3)%	(101,213)
	Net Assets — 100.0%	$35,149,478

First Trust EIP Carbon Impact ETF (ECLN)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

(a)	This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”) and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(c)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At January 31, 2023, securities noted as such are valued at $907,503 or 2.6% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange (“NYSE”) close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(d)	Non-income producing security.
(e)	This security is taxed as a “C” corporation for federal income tax purposes.
(f)	Rate shown reflects yield as of January 31, 2023.

ADR	-	American Depositary Receipt

Currency Abbreviations:

CAD	-	Canadian Dollar
DKK	-	Danish Krone
EUR	-	Euro

First Trust EIP Carbon Impact ETF (ECLN)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 1/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Electric Utilities	$9,512,518	$9,471,465	$41,053	$—
Independent Power and Renewable Electricity Producers	2,950,156	2,083,706	866,450	—
Other Industry Categories*	15,718,181	15,718,181	—	—
Master Limited Partnerships*	2,771,687	2,771,687	—	—
Money Market Funds	4,298,149	4,298,149	—	—
Total Investments	$35,250,691	$34,343,188	$907,503	$—

* See Portfolio of Investments for industry breakout.

FT Energy Income Partners Strategy ETF (EIPX)

Portfolio of Investments
January 31, 2023 (Unaudited)

Shares	Description	Value

	Common Stocks — 71.5%
	Construction & Engineering — 2.1%
14,553	Quanta Services, Inc.	$2,214,821

	Electric Utilities — 7.6%
9,769	Alliant Energy Corp.	527,819
11,641	American Electric Power Co., Inc.	1,093,789
234,617	Enel S.p.A., ADR	1,367,817
4,673	Entergy Corp.	505,993
8,417	Evergy, Inc.	527,325
6,649	Eversource Energy	547,412
6,649	Exelon Corp.	280,521
25,577	Iberdrola S.A., ADR	1,202,119
6,545	NextEra Energy, Inc.	488,453
19,545	PPL Corp.	578,532
15,801	Southern (The) Co.	1,069,412
		8,189,192

	Energy Equipment & Services — 5.5%
136,961	Archrock, Inc.	1,357,283
10,081	Cactus, Inc., Class A	545,483
28,489	Halliburton Co.	1,174,317
2,905	Nabors Industries Ltd. (a)	515,754
23,081	NOV, Inc.	564,100
20,065	Schlumberger Ltd.	1,143,304
16,321	Tenaris S.A., ADR	578,579
		5,878,820

	Gas Utilities — 5.8%
119,697	AltaGas Ltd. (CAD)	2,238,218
9,665	Atmos Energy Corp.	1,136,024
30,777	National Fuel Gas Co.	1,786,913
12,889	ONE Gas, Inc.	1,061,538
		6,222,693

	Independent Power and Renewable Electricity Producers — 1.2%
9,552	AES (The) Corp.	261,820
31,921	Clearway Energy, Inc., Class A	1,023,068
		1,284,888

	Multi-Utilities — 7.2%
67,697	ATCO Ltd., Class I (CAD)	2,154,215
8,937	CMS Energy Corp.	564,729
4,569	DTE Energy Co.	531,694
36,913	Public Service Enterprise Group, Inc.	2,286,022
13,617	Sempra Energy	2,183,214
		7,719,874

	Oil, Gas & Consumable Fuels — 42.0%
156,825	BP PLC, ADR	5,681,770
12,889	Canadian Natural Resources Ltd. (CAD)	791,135
25,265	Cenovus Energy, Inc. (CAD)	504,711

Shares/Units	Description	Value

	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels (Continued)
6,929	Cheniere Energy, Inc.	$1,058,682
5,609	Chevron Corp.	976,078
25,265	Coterra Energy, Inc.	632,383
4,777	Diamondback Energy, Inc.	698,015
36,095	DT Midstream, Inc.	1,972,953
26,617	Enbridge, Inc.	1,090,499
5,609	EOG Resources, Inc.	741,790
18,505	Exxon Mobil Corp.	2,146,765
37,745	Imperial Oil Ltd. (CAD)	2,062,919
97,753	Keyera Corp. (CAD)	2,229,757
228,377	Kinder Morgan, Inc.	4,179,299
17,257	ONEOK, Inc.	1,181,759
3,529	PDC Energy, Inc.	239,019
3,009	Pioneer Natural Resources Co.	693,123
27,553	Range Resources Corp.	689,376
126,225	Shell PLC, ADR	7,423,292
5,609	SM Energy Co.	184,368
114,809	Southwestern Energy Co. (a)	633,746
7,481	Targa Resources Corp.	561,225
23,705	TC Energy Corp.	1,022,634
90,039	TotalEnergies SE, ADR	5,586,020
13,617	Tourmaline Oil Corp. (CAD)	634,617
7,793	Vital Energy, Inc. (a)	438,590
31,089	Williams (The) Cos., Inc.	1,002,309
		45,056,834

	Semiconductors & Semiconductor Equipment — 0.1%
721	Enphase Energy, Inc. (a)	159,615

	Total Common Stocks — 71.5%	76,726,737
	(Cost $75,224,496)

	Master Limited Partnerships — 26.7%
	Energy Equipment & Services — 0.6%
28,697	USA Compression Partners, L.P.	594,028

	Independent Power and Renewable Electricity Producers — 0.9%
13,721	NextEra Energy Partners, L.P. (b)	1,005,749

	Oil, Gas & Consumable Fuels — 25.2%
31,297	Alliance Resource Partners, L.P.	717,640
64,301	Cheniere Energy Partners, L.P.	3,508,906
408,609	Energy Transfer, L.P.	5,426,327
238,673	Enterprise Products Partners, L.P.	6,110,029
17,777	Hess Midstream, L.P., Class A (b)	548,954
26,929	Kimbell Royalty Partners L.P. (b)	438,673
77,681	Magellan Midstream Partners, L.P.	4,148,165
60,313	MPLX, L.P.	2,106,130
6,025	Natural Resource Partners, L.P.	326,495
242,209	Plains GP Holdings, L.P., Class A (b)	3,170,516

FT Energy Income Partners Strategy ETF (EIPX)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Shares/Units	Description	Value

	Master Limited Partnerships (Continued)
	Oil, Gas & Consumable Fuels (Continued)
25,348	TXO Energy Partners L.P. (a)	$567,795
		27,069,630
	Total Master Limited Partnerships — 26.7%	28,669,407
	(Cost $27,510,302)

	Money Market Funds — 1.6%
1,688,988	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.12% (c)	1,688,988
	(Cost $1,688,988)

	Total Investments — 99.8%	107,085,132
	(Cost $104,423,786)
	Net Other Assets and Liabilities — 0.2%	206,105
	Net Assets — 100.0%	$107,291,237

(a)	Non-income producing security.
(b)	This security is taxed as a “C” corporation for federal income tax purposes.
(c)	Rate shown reflects yield as of January 31, 2023.

ADR	-	American Depositary Receipt

Currency Abbreviations:
CAD	-	Canadian Dollar

FT Energy Income Partners Strategy ETF (EIPX)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 1/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$76,726,737	$76,726,737	$—	$—
Master Limited Partnerships*	28,669,407	28,669,407	—	—
Money Market Funds	1,688,988	1,688,988	—	—
Total Investments	$107,085,132	$107,085,132	$—	$—

* See Portfolio of Investments for industry breakout.

Additional Information

First Trust Exchange-Traded Fund IV

January 31, 2023 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments
January 31, 2023 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value

SENIOR FLOATING-RATE LOAN INTERESTS — 83.0%
	Application Software — 13.5%
$20,782,973	Applied Systems, Inc., Term Loan (First Lien), 3 Mo. LIBOR + 3.00%, 0.50% Floor	7.73%	09/19/24	$20,839,294
1,999,465	AppLovin Corp., Amendment No. 6 New Term Loan, 3 Mo. SOFR + 3.00%, 0.50% Floor	7.69%	10/25/28	1,965,104
830,654	CCC Intelligent Solutions, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.50% Floor	6.80%	09/21/28	830,031
8,311,474	ConnectWise LLC, Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	8.07%	09/30/28	8,030,962
23,169,120	Epicor Software Corp., Term Loan C (First Lien), 1 Mo. LIBOR + 3.25%, 0.75% Floor	7.82%	07/30/27	22,795,981
1,032,485	Flexera Software LLC, 2020 Term Loan B, 1 Mo. LIBOR + 3.75%, 0.75% Floor	8.32%	01/26/28	1,022,991
30,883,266	Gainwell Acquisition Corp. (fka Milano), Term Loan B, 3 Mo. LIBOR + 4.00%, 0.75% Floor	8.73%	10/01/27	30,219,276
24,408,033	Greeneden U.S. Holdings II LLC (Genesys Telecommunications Laboratories, Inc.), Initial Dollar Term Loan, 1 Mo. LIBOR + 4.00%, 0.75% Floor	8.57%	12/01/27	24,013,966
10,329,814	Hyland Software, Inc., Term Loan (Second Lien), 1 Mo. LIBOR + 6.25%, 0.75% Floor	10.82%	07/10/25	9,868,639
2,865,410	Informatica Corp., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	7.38%	10/29/28	2,864,507
23,686,934	Internet Brands, Inc. (WebMD/MH Sub I LLC), 2020 June New Term Loan, 1 Mo. LIBOR + 3.75%, 1.00% Floor	8.32%	09/15/24	23,479,674
52,559,194	Internet Brands, Inc. (WebMD/MH Sub I LLC), Initial Term Loan, 1 Mo. LIBOR + 3.75%, 0.00% Floor	8.32%	09/13/24	52,070,657
11,578,646	Internet Brands, Inc. (WebMD/MH Sub I LLC), Term Loan (Second Lien), 3 Mo. SOFR + 6.25%, 0.00% Floor	10.65%	02/23/29	10,478,675
5,851,976	ION Trading Technologies Ltd., Term Loan B, 3 Mo. LIBOR + 4.75%, 0.00% Floor	9.48%	04/01/28	5,683,001
30,759,408	LogMeIn, Inc. (GoTo Group, Inc.), Term Loan B, 1 Mo. LIBOR + 4.75%, 0.00% Floor	9.30%	08/31/27	17,263,718
21,867,041	McAfee Corp. (Condor Merger Sub, Inc.), Tranche B-1 Term Loan, 1 Mo. SOFR + 3.75%, 0.50% Floor	8.18%	02/28/29	20,695,186
21,548,535	Open Text Corp. (GSX), Term Loan B, 1 Mo. LIBOR + 1.75%, 0.00% Floor	6.32%	05/30/25	21,494,664
17,532,302	Open Text Corp. (GXS), New Term Loan B, 1 Mo. SOFR + 3.50%, 0.50% Floor	8.16%	12/31/29	17,532,302
14,335,603	RealPage, Inc., Term Loan (Second Lien), 1 Mo. LIBOR + 6.50%, 0.75% Floor	11.07%	04/22/29	13,887,615
27,759,294	RealPage, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.50% Floor	7.57%	04/24/28	27,129,574
25,751,931	SolarWinds Holdings, Inc., Extended Term Loan B, 1 Mo. SOFR + 4.00%, 0.00% Floor	8.56%	02/17/27	25,814,380
318,750	Solera Holdings, Inc. (Polaris Newco), Term Loan B, 3 Mo. LIBOR + 4.00%, 0.50% Floor	8.73%	06/04/28	303,361
372,639	Tenable, Inc., Term Loan B, 3 Mo. LIBOR + 2.75%, 0.50% Floor	7.58%	07/07/28	368,447
680,012	Ultimate Kronos Group (UKG, Inc.), 2021 Term Loan, 3 Mo. LIBOR + 3.25%, 0.50% Floor	8.03%	05/03/26	670,071
3,943,178	Veeam Software Holdings Ltd. (VS Buyer LLC), Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	7.70%	02/28/27	3,927,169
				363,249,245

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value

SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Asset Management & Custody Banks — 1.4%
$15,451,614	Edelman Financial Engines Center LLC, Term Loan (Second Lien), 1 Mo. LIBOR + 6.75%, 0.00% Floor	11.32%	07/20/26	$14,585,706
22,631,489	Edelman Financial Engines Center LLC, Term Loan B, 1 Mo. LIBOR + 3.50%, 0.75% Floor	8.07%	04/07/28	22,217,106
				36,802,812
	Auto Parts & Equipment — 0.3%
9,186,973	Clarios Global L.P. (Power Solutions), Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	7.82%	04/30/26	9,176,316
	Broadcasting — 2.9%
962,832	E.W. Scripps Co., Tranche B-3 Term Loan, 1 Mo. LIBOR + 2.75%, 0.75% Floor	7.32%	01/07/28	960,497
13,025,358	Gray Television, Inc., Term Loan B2, 1 Mo. LIBOR + 2.50%, 0.00% Floor	6.87% - 6.88%	02/07/24	13,043,268
7,369,088	Gray Television, Inc., Term Loan C, 1 Mo. LIBOR + 2.50%, 0.00% Floor	6.87%	01/02/26	7,350,666
24,939,453	iHeartCommunications, Inc., Second Amendment Incremental Term Loan B, 1 Mo. LIBOR + 3.25%, 0.50% Floor	7.82%	05/01/26	24,682,327
6,502,712	iHeartCommunications, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	7.57%	05/01/26	6,421,883
17,030,209	Nexstar Broadcasting, Inc., Incremental Term Loan B-4, 1 Mo. LIBOR + 2.50%, 0.00% Floor	7.07%	09/19/26	17,058,565
9,329,212	Univision Communications, Inc., 2021 Replacement New Term Loan (First Lien), 1 Mo. LIBOR + 3.25%, 0.75% Floor	7.82%	03/15/26	9,248,234
				78,765,440
	Building Products — 0.1%
2,122,105	Hunter Douglas, Inc. (Solis), Term Loan B, 3 Mo. SOFR + 3.50%, 0.50% Floor	7.86%	02/28/29	1,956,984
370,862	Quikrete Holdings, Inc., Term Loan B-1, 1 Mo. LIBOR + 3.00%, 0.00% Floor	7.57%	03/18/29	370,061
				2,327,045
	Cable & Satellite — 2.2%
15,999,886	Cablevision (aka CSC Holdings LLC), March 2017 Term Loan B-1, 1 Mo. LIBOR + 2.25%, 0.00% Floor	6.71%	07/17/25	15,479,889
42,797,986	Charter Communications Operating LLC, Term Loan B1, 1 Mo. LIBOR + 1.75%, 0.00% Floor	6.32%	04/30/25	42,782,151
				58,262,040
	Casinos & Gaming — 1.3%
9,105,736	Caesars Resort Collection LLC, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	7.32%	12/22/24	9,109,423
24,808,256	Golden Nugget, Inc. (Fertitta Entertainment LLC), Initial Term Loan B, 1 Mo. SOFR + 4.00%, 0.50% Floor	8.56%	01/27/29	24,561,910
497,500	Light & Wonder (FKA Scientific Games International, Inc.), Term Loan B, 1 Mo. SOFR + 3.00%, 0.50% Floor	7.58%	04/07/29	497,677
1,695,430	Scientific Games Holdings L.P. (Scientific Games Lottery), Initial Dollar Term Loan, 3 Mo. SOFR + 3.50%, 0.50% Floor	8.10%	04/04/29	1,670,482
				35,839,492

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value

SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Communications Equipment — 0.1%
$2,590,990	Commscope, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	7.82%	04/06/26	$2,544,028
	Education Services — 0.2%
5,867,674	Ascensus Holdings, Inc. (Mercury), Term Loan (First Lien), 3 Mo. LIBOR + 3.50%, 0.50% Floor	8.25%	08/02/28	5,698,978
	Electric Utilities — 2.8%
74,365,745	PG&E Corp., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.50% Floor	7.63%	06/23/25	74,393,632
	Electronic Equipment & Instruments — 0.6%
2,730,819	Chamberlain Group, Inc. (Chariot), Term Loan B, 1 Mo. LIBOR + 3.25%, 0.50% Floor	7.82%	11/03/28	2,641,317
14,691,181	Verifone Systems, Inc., Term Loan B, 3 Mo. LIBOR + 4.00%, 0.00% Floor	8.36%	08/20/25	13,856,942
				16,498,259
	Environmental & Facilities Services — 0.9%
10,774,072	GFL Environmental, Inc., Extended Term Loan B, 1 Mo. SOFR + 3.00%, 0.50% Floor	7.66%	05/31/27	10,814,475
13,986,093	Packers Holdings LLC (PSSI), Term Loan B, 1 Mo. LIBOR + 3.25%, 0.75% Floor	7.71%	03/15/28	12,995,458
				23,809,933
	Food Distributors — 0.2%
6,255,505	US Foods, Inc., 2019 Incremental Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	6.57%	08/31/26	6,253,378
	Health Care Equipment — 0.0%
911,030	Embecta Corp., Initial Term Loan, 6 Mo. SOFR + 3.00%, 0.50% Floor	7.79%	03/31/29	896,609
	Health Care Facilities — 0.9%
16,679,817	Ardent Health Services, Inc. (AHP Health Partners, Inc.), Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	8.07%	08/24/28	16,565,144
7,995,742	Select Medical Corp., Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00% Floor	7.07%	03/06/25	7,970,755
				24,535,899
	Health Care Services — 2.8%
23,966,821	ADMI Corp. (Aspen Dental), 2020 Incremental Term Loan B2, 1 Mo. LIBOR + 3.38%, 0.50% Floor	7.94%	12/23/27	22,151,334
3,213,603	ADMI Corp. (Aspen Dental), 2021 Incremental Term Loan B3, 1 Mo. LIBOR + 3.75%, 0.50% Floor	8.32%	12/23/27	2,977,934
7,323,508	Aveanna Healthcare LLC, 2021 Term Loan B, 1 Mo. LIBOR + 3.75%, 0.50% Floor	8.30%	07/15/28	6,023,586
1,003,584	Aveanna Healthcare LLC, Delayed Draw Term Loan, 1 Mo. LIBOR + 3.75%, 0.50% Floor	8.30%	07/15/28	825,448
21,149,764	CHG Healthcare Services, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.50% Floor	7.82%	09/30/28	21,042,746
12,032,246	DaVita, Inc., Term Loan B, 1 Mo. LIBOR + 1.75%, 0.00% Floor	6.32%	08/12/26	11,914,210
2,348,106	ExamWorks Group, Inc. (Electron Bidco), Term Loan B, 1 Mo. LIBOR + 3.00%, 0.50% Floor	7.57%	10/29/28	2,338,032

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value

SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Health Care Services (Continued)
$10,467,780	Global Medical Response, Inc. (fka Air Medical), 2018 New Term Loan, 1 Mo. LIBOR + 4.25%, 1.00% Floor	8.82%	03/14/25	$7,746,157
1,353,329	Global Medical Response, Inc. (fka Air Medical), 2021 Refinancing Term Loan, 1 Mo. LIBOR + 4.25%, 1.00% Floor	8.65%	10/02/25	1,006,538
				76,025,985
	Health Care Supplies — 1.5%
40,655,799	Medline Borrower L.P. (Mozart), Initial Dollar Term Loan, 1 Mo. LIBOR + 3.25%, 0.50% Floor	7.82%	10/21/28	39,551,790
	Health Care Technology — 9.6%
37,356,833	athenahealth, Inc. (Minerva Merger Sub, Inc.), Term Loan B, 1 Mo. SOFR + 3.50%, 0.50% Floor	8.01%	02/15/29	35,504,495
17,589,359	Ciox Health (Healthport/CT Technologies Intermediate Holdings, Inc.), New Term Loan B, 1 Mo. LIBOR + 4.25%, 0.75% Floor	8.82%	12/16/25	16,894,579
7,615,486	Ensemble RCM LLC (Ensemble Health), Term Loan B, 3 Mo. SOFR + 3.75%, 0.00% Floor	8.53%	08/01/26	7,625,462
25,859,713	Mediware (Wellsky/Project Ruby Ultimate Parent Corp.), Term Loan B, 1 Mo. LIBOR + 3.25%, 0.75% Floor	7.82%	03/10/28	25,051,597
20,758,423	Navicure, Inc. (Waystar Technologies, Inc.), Term Loan B, 1 Mo. LIBOR + 4.00%, 0.00% Floor	8.57%	10/23/26	20,667,709
91,023,892	Verscend Technologies, Inc. (Cotiviti), New Term Loan B-1, 1 Mo. LIBOR + 4.00%, 0.00% Floor	8.57%	08/27/25	91,048,013
62,040,223	Zelis Payments Buyer, Inc., New Term Loan B-1, 1 Mo. LIBOR + 3.50%, 0.00% Floor	8.07%	09/30/26	61,998,656
				258,790,511
	Hotels, Resorts & Cruise Lines — 1.4%
1,765,763	Alterra Mountain Company, Term Loan B-2, 1 Mo. LIBOR + 3.50%, 0.50% Floor	8.07%	08/17/28	1,764,659
7,842,587	Four Seasons Holdings, Inc., New Term Loan B, 1 Mo. SOFR + 3.25%, 0.50% Floor	7.91%	11/30/29	7,888,192
12,486,347	Hilton Worldwide Finance LLC, Refinancing Series B-2 Term Loan, 1 Mo. SOFR + 1.75%, 0.00% Floor	6.38%	06/21/26	12,485,723
14,262,041	Wyndham Hotels & Resorts, Inc., Term Loan B, 1 Mo. LIBOR + 1.75%, 0.00% Floor	6.32%	05/30/25	14,277,586
				36,416,160
	Household Appliances — 0.2%
6,059,152	Weber-Stephen Products LLC, Term Loan B, 1 Mo. LIBOR + 3.25%, 0.75% Floor	7.82%	10/31/27	5,337,355
	Human Resource & Employment Services — 0.0%
895,109	Alight, Inc. (fka Tempo Acq.), Extended Term Loan 2022, 1 Mo. SOFR + 3.00%, 0.50% Floor	7.56%	08/31/28	897,440
	Industrial Machinery — 0.6%
9,769,198	Filtration Group Corp., 2021 Incremental Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	8.07%	10/21/28	9,736,666
4,765,605	Filtration Group Corp., Initial Term Loan, 1 Mo. LIBOR + 3.00%, 0.00% Floor	7.57%	03/29/25	4,764,604

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value

SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Industrial Machinery (Continued)
$58,264	Gates Global LLC, Term Loan B-3, 1 Mo. LIBOR + 2.50%, 0.75% Floor	7.07%	03/31/27	$58,158
517,316	TK Elevator Newco GMBH (Vertical U.S. Newco, Inc.), New Term Loan B1 (USD), 6 Mo. LIBOR + 3.50%, 0.50% Floor	8.60%	07/31/27	508,982
				15,068,410
	Insurance Brokers — 9.8%
2,597,582	Alliant Holdings I LLC, 2019 New Term Loan, 1 Mo. LIBOR + 3.25%, 0.00% Floor	7.82%	05/10/25	2,597,998
57,614,552	Alliant Holdings I LLC, Initial Term Loan, 1 Mo. LIBOR + 3.25%, 0.00% Floor	7.82%	05/09/25	57,638,463
11,582,761	Alliant Holdings I LLC, TLB-4 New Term Loan, 1 Mo. LIBOR + 3.50%, 0.50% Floor	8.01%	11/06/27	11,582,761
6,431,379	AmWINS Group, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75% Floor	6.82%	02/28/28	6,401,891
12,823,033	AssuredPartners, Inc., 2021 Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	8.07%	02/13/27	12,698,008
889,598	AssuredPartners, Inc., 2022 Incremental Term Loan B4, 1 Mo. SOFR + 4.25%, 0.50% Floor	8.81%	02/13/27	891,266
13,097,432	AssuredPartners, Inc., Incremental Term Loan 2022, 1 Mo. SOFR + 3.50%, 0.50% Floor	8.06%	02/13/27	12,972,613
43,617,681	AssuredPartners, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	8.07%	02/12/27	43,226,867
8,958,179	BroadStreet Partners, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	7.57%	01/27/27	8,851,174
1,846,154	HUB International Ltd., Term Loan B4, 3 Mo. SOFR + 4.00%, 0.75% Floor	8.22%	11/10/29	1,847,594
95,339	HUB International Ltd., Initial Term Loan B, 2 Mo. LIBOR + 3.00%, 0.00% Floor	7.68%	04/25/25	95,364
36,324,005	HUB International Ltd., Initial Term Loan B, 3 Mo. LIBOR + 3.00%, 0.00% Floor	7.82%	04/25/25	36,333,813
118,522	HUB International Ltd., New Term Loan B-3, 2 Mo. LIBOR + 3.25%, 0.75% Floor	7.95%	04/25/25	118,586
46,342,158	HUB International Ltd., New Term Loan B-3, 3 Mo. LIBOR + 3.25%, 0.75% Floor	8.06%	04/25/25	46,366,950
7,000,000	USI, Inc. (fka Compass Investors, Inc.), 2021 New Term Loans, 3 Mo. LIBOR + 3.25%, 0.00% Floor	7.98%	12/02/26	7,007,105
14,453,655	USI, Inc. (fka Compass Investors, Inc.), 2022 New Term Loan, 3 Mo. SOFR + 3.75%, 0.50% Floor	8.33%	11/30/29	14,473,529
				263,103,982
	Integrated Telecommunication Services — 1.7%
11,542,173	Numericable (Altice France S.A. or SFR), Term Loan B-11, 3 Mo. LIBOR + 2.75%, 0.00% Floor	7.58%	07/31/25	11,454,164
1,933,673	Numericable (Altice France S.A. or SFR), Term Loan B-12, 3 Mo. LIBOR + 3.69%, 0.00% Floor	8.52%	01/31/26	1,865,995
12,677,704	Numericable (Altice France S.A. or SFR), Term Loan B-13, 3 Mo. LIBOR + 4.00%, 0.00% Floor	8.65%	08/14/26	12,265,679
6,653,348	Zayo Group Holdings, Inc., Incremental Term Loan B-2, 1 Mo. SOFR + 4.25%, 0.50% Floor	8.81%	03/09/27	5,727,102

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value

SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Integrated Telecommunication Services (Continued)
$17,001,608	Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1 Mo. LIBOR + 3.00%, 0.00% Floor	7.57%	03/09/27	$14,327,255
				45,640,195
	Internet Services & Infrastructure — 0.1%
2,000,000	Go Daddy Operating Co. LLC, Term Loan B4, 1 Mo. LIBOR + 2.00%, 0.00% Floor	6.57%	08/10/27	1,999,450
	Managed Health Care — 0.4%
13,340,022	Multiplan, Inc. (MPH), Term Loan B, 3 Mo. LIBOR + 4.25%, 0.50% Floor	8.98%	08/31/28	12,035,168
	Metal & Glass Containers — 1.7%
46,189,341	Berry Global, Inc., Term Loan Z, 1 Mo. LIBOR + 1.75%, 0.00% Floor	6.15%	07/01/26	46,157,932
	Office Services & Supplies — 0.8%
20,781,883	Dun & Bradstreet Corp., Refinancing Term Loan, 1 Mo. LIBOR + 3.25%, 0.00% Floor	7.77%	02/08/26	20,772,635
	Other Diversified Financial Services — 0.0%
953,997	AlixPartners, LLP, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.50% Floor	7.32%	02/04/28	953,735
	Packaged Foods & Meats — 0.4%
10,404,845	Hostess Brands LLC (HB Holdings), Term Loan B, 3 Mo. LIBOR + 2.25%, 0.75% Floor	7.08%	08/03/25	10,424,354
	Paper Packaging — 3.0%
29,961,758	Graham Packaging Company L.P., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.75% Floor	7.57%	08/04/27	29,882,659
16,266,968	Pactiv LLC/Evergreen Packaging LLC (fka Reynolds Group Holdings), Term Loan B-2, 1 Mo. LIBOR + 3.25%, 0.00% Floor	7.82%	02/05/26	16,264,447
20,796,967	Pactiv LLC/Evergreen Packaging LLC (fka Reynolds Group Holdings), Tranche B-3 U.S. Term Loan, 1 Mo. LIBOR + 3.25%, 0.50% Floor	7.82%	09/20/28	20,742,375
13,867,995	Reynolds Consumer Products LLC, Initial Term Loan, 1 Mo. LIBOR + 1.75%, 0.00% Floor	6.32%	02/04/27	13,861,962
				80,751,443
	Pharmaceuticals — 3.6%
1,461,900	ICON Clinical Investments LLC, Lux Term Loan B, 3 Mo. LIBOR + 2.25%, 0.50% Floor	7.00%	07/01/28	1,463,734
364,233	ICON Clinical Investments LLC, US Term Loan B, 3 Mo. LIBOR + 2.25%, 0.50% Floor	7.00%	07/01/28	364,691
28,147,393	IQVIA, Inc. (Quintiles), Term Loan B2, 1 Mo. LIBOR + 1.75%, 0.00% Floor	6.32%	01/18/25	28,173,851
42,936,893	IQVIA, Inc. (Quintiles), Term Loan B3, 3 Mo. LIBOR + 1.75%, 0.00% Floor	6.48%	06/11/25	42,970,598
35,564	Mallinckrodt International Finance S.A., 2017 Replacement Term Loan, 3 Mo. LIBOR + 5.25%, 0.75% Floor (c)	9.99%	09/30/27	27,387
22,824,661	Parexel International Corp. (Phoenix Newco), Term Loan (First Lien), 1 Mo. LIBOR + 3.25%, 0.50% Floor	7.82%	11/15/28	22,671,621
				95,671,882

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value

SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Research & Consulting Services — 2.6%
$47,268,679	Clarivate Analytics PLC (Camelot), Amendment No. 2 Incremental Term Loan, 1 Mo. LIBOR + 3.00%, 1.00% Floor	7.52%	10/31/26	$47,290,895
15,954,062	Corelogic, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	8.13%	06/02/28	13,594,217
9,271,072	J.D. Power (Project Boost Purchaser LLC), 2021 Incremental Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	8.07%	05/26/26	9,132,006
421,963	Veritext Corp. (VT TopCo, Inc.), Non-Fungible Term Loan (First Lien), 1 Mo. LIBOR + 3.75%, 0.75% Floor	8.32%	08/10/25	420,381
				70,437,499
	Restaurants — 5.5%
61,162,641	1011778 B.C. Unlimited Liability Co. (Restaurant Brands) (aka Burger King/Tim Horton’s), Term Loan B-4, 1 Mo. LIBOR + 1.75%, 0.00% Floor	6.32%	11/14/26	60,611,259
17,776,250	IRB Holding Corp. (Arby’s/Inspire Brands), New Term Loan B 2022, 3 Mo. SOFR + 3.00%, 0.75% Floor	7.69%	12/15/27	17,630,218
66,051,063	IRB Holding Corp. (Arby’s/Inspire Brands), Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	7.32%	02/05/25	66,040,825
4,469,407	Portillo’s Holdings LLC, Term Loan B-3, Prime Rate + 4.50%, 1.00% Floor	12.00%	09/06/24	4,459,642
				148,741,944
	Security & Alarm Services — 0.0%
629,846	Garda World Security Corp., Term Loan B, 3 Mo. LIBOR + 4.25%, 0.00% Floor	8.93%	10/30/26	628,901
	Soft Drinks — 0.3%
8,964,851	Tropicana (Naked Juice LLC/Bengal Debt Merger Sub LLC), Term Loan (First Lien), 3 Mo. SOFR + 3.25%, 0.50% Floor	7.93%	01/24/29	8,285,270
	Specialized Consumer Services — 0.7%
3,840,089	Aramark Services, Inc., Term Loan B-3, 1 Mo. LIBOR + 1.75%, 0.00% Floor	6.32%	03/11/25	3,831,679
4,400,030	Asurion LLC, New B-8 Term Loan, 1 Mo. LIBOR + 3.25%, 0.00% Floor	7.82%	12/23/26	4,219,233
12,979,453	Asurion LLC, Term Loan B-3 (Second Lien), 1 Mo. LIBOR + 5.25%, 0.00% Floor	9.82%	01/31/28	10,893,006
309,998	Driven Holdings LLC, 2021 Term Loan B, 3 Mo. LIBOR + 3.00%, 0.50% Floor	7.74%	11/30/28	304,057
				19,247,975
	Specialized Finance — 0.8%
5,612,670	Radiate Holdco LLC (Astound), Inc., Amendment No. 6 Term Loan, 1 Mo. LIBOR + 3.25%, 0.75% Floor	7.82%	09/25/26	4,703,782
16,361,527	WCG Purchaser Corp. (WIRB-Copernicus Group), Term Loan B, 1 Mo. LIBOR + 4.00%, 1.00% Floor	8.57%	01/08/27	15,809,408
				20,513,190
	Specialty Chemicals — 0.3%
6,953,824	Avantor, Inc., Term Loan B5, 1 Mo. LIBOR + 2.25%, 0.50% Floor	6.82%	11/06/27	6,960,813
	Specialty Stores — 1.0%
15,334,538	Petco Health and Wellness Co., Inc., Initial Term Loan B, 3 Mo. SOFR + 3.25%, 0.75% Floor	8.09%	03/03/28	15,201,204

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value

SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Specialty Stores (Continued)
$11,511,771	Petsmart, Inc., Initial Term Loan B, 1 Mo. SOFR + 3.75%, 0.75% Floor	8.41%	02/12/28	$11,449,434
				26,650,638
	Systems Software — 4.8%
17,424,154	BMC Software Finance, Inc. (Boxer Parent), 2021 Replacement Dollar Term Loan, 1 Mo. LIBOR + 3.75%, 0.00% Floor	8.32%	10/02/25	17,144,322
2,733,668	Idera, Inc., Initial Term Loan, 3 Mo. LIBOR + 3.75%, 0.75% Floor	8.51%	02/15/28	2,649,949
24,211,340	Misys Financial Software Ltd. (Almonde, Inc.) (Finastra), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	8.33%	06/13/24	22,811,683
10,395,000	Proofpoint, Inc., Term Loan (Second Lien), 3 Mo. LIBOR + 6.25%, 0.50% Floor	10.98%	08/31/29	10,076,653
3,380,172	Proofpoint, Inc., Term Loan B, 3 Mo. LIBOR + 3.25%, 0.50% Floor	7.98%	08/31/28	3,320,225
1,000,000	Sophos Group PLC (Surf), Term Loan B, 3 Mo. LIBOR + 3.50%, 0.00% Floor	8.23%	03/05/27	987,680
8,502,462	SS&C Technologies Holdings, Inc., Term Loan B-3, 1 Mo. LIBOR + 1.75%, 0.00% Floor	6.32%	04/16/25	8,497,403
7,402,799	SS&C Technologies Holdings, Inc., Term Loan B-4, 1 Mo. LIBOR + 1.75%, 0.00% Floor	6.32%	04/16/25	7,398,394
54,798,673	SS&C Technologies Holdings, Inc., Term Loan B-5, 1 Mo. LIBOR + 1.75%, 0.00% Floor	6.32%	04/16/25	54,757,574
974,684	SUSE (Marcel Lux IV S.A.R.L.), Facility Term Loan B1 USD, SOFR + 3.25%, 0.00% Floor	7.66% -7.69%	03/15/26	972,247
				128,616,130
	Trading Companies & Distributors — 0.7%
19,437,373	SRS Distribution, Inc., 2021 Refinancing Term Loan, 1 Mo. LIBOR + 3.50%, 0.50% Floor	8.07%	06/04/28	18,788,359
834,021	SRS Distribution, Inc., 2022 Refinancing Term Loan, 1 Mo. SOFR + 3.50%, 0.50% Floor	8.16%	06/04/28	805,789
				19,594,148
	Wireless Telecommunication Services — 1.3%
34,787,872	SBA Senior Finance II LLC, Term Loan B, 1 Mo. LIBOR + 1.75%, 0.00% Floor	6.32%	04/11/25	34,777,957
	Total Senior Floating-Rate Loan Interests			2,233,105,998
	(Cost $2,267,867,450)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES — 8.5%
	Aerospace & Defense — 0.0%
1,082,000	TransDigm, Inc. (d)	6.25%	03/15/26	1,082,841
	Application Software — 0.1%
3,598,000	GoTo Group, Inc. (d)	5.50%	09/01/27	1,816,558
	Broadcasting — 0.7%
2,148,000	Gray Television, Inc. (d)	5.88%	07/15/26	1,970,715
18,561,000	Nexstar Media, Inc. (d)	5.63%	07/15/27	17,706,823
				19,677,538

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Cable & Satellite — 3.5%
$57,771,000	CCO Holdings LLC / CCO Holdings Capital Corp. (d)	5.13%	05/01/27	$55,125,666
53,853,000	CSC Holdings LLC (d)	7.50%	04/01/28	39,481,250
				94,606,916
	Casinos & Gaming — 0.2%
5,330,000	VICI Properties L.P. / VICI Note Co., Inc. (d)	4.25%	12/01/26	5,037,069
	Health Care Facilities — 1.2%
3,798,000	Select Medical Corp. (d)	6.25%	08/15/26	3,714,197
10,364,000	Tenet Healthcare Corp.	4.88%	01/01/26	10,106,196
2,015,000	Tenet Healthcare Corp.	6.25%	02/01/27	1,977,390
16,407,000	Tenet Healthcare Corp.	5.13%	11/01/27	15,809,949
				31,607,732
	Health Care Services — 0.6%
24,212,000	Global Medical Response, Inc. (d)	6.50%	10/01/25	17,063,044
	Insurance Brokers — 1.1%
2,265,000	AmWINS Group, Inc. (d)	4.88%	06/30/29	1,990,027
9,728,000	AssuredPartners, Inc. (d)	7.00%	08/15/25	9,579,064
16,858,000	HUB International Ltd. (d)	7.00%	05/01/26	16,711,757
465,000	USI, Inc. (d)	6.88%	05/01/25	463,298
				28,744,146
	Integrated Telecommunication Services — 0.1%
2,291,000	Zayo Group Holdings, Inc. (d)	4.00%	03/01/27	1,824,873
	Internet Services & Infrastructure — 0.0%
763,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc. (d)	5.25%	12/01/27	739,378
	Paper Packaging — 0.1%
4,535,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer LLC (d)	4.00%	10/15/27	4,076,511
	Restaurants — 0.1%
3,185,000	IRB Holding Corp. (d)	7.00%	06/15/25	3,200,097
	Specialized Finance — 0.1%
2,882,000	Radiate Holdco LLC / Radiate Finance, Inc. (d)	4.50%	09/15/26	2,211,935
	Systems Software — 0.7%
788,000	Oracle Corp.	5.80%	11/10/25	810,426
18,749,000	SS&C Technologies, Inc. (d)	5.50%	09/30/27	18,053,960
				18,864,386
	Total Corporate Bonds and Notes			230,553,024
	(Cost $260,612,573)

FOREIGN CORPORATE BONDS AND NOTES — 0.8%
	Application Software — 0.4%
375,000	Open Text Corp. (d)	6.90%	12/01/27	384,309

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Application Software (Continued)
$12,478,000	Open Text Corp. (d)	3.88%	02/15/28	$10,859,167
				11,243,476
	Data Processing & Outsourced Services — 0.3%
10,755,000	Paysafe Finance PLC / Paysafe Holdings US Corp. (d)	4.00%	06/15/29	8,564,959
	Environmental & Facilities Services — 0.1%
1,323,000	GFL Environmental, Inc. (d)	4.00%	08/01/28	1,176,180
	Total Foreign Corporate Bonds and Notes			20,984,615
	(Cost $22,526,064)

Shares	Description	Value

COMMON STOCKS — 0.1%

	Pharmaceuticals — 0.1%
249,316	Akorn, Inc. (e) (f)	1,682,883
	(Cost $2,858,880)

WARRANTS — 0.0%

	Movies & Entertainment — 0.0%
972,355	Cineworld Group PLC, expiring 11/23/25 (e) (g) (h)	32,966
	(Cost $0)

RIGHTS — 0.0%

	Electric Utilities — 0.0%
4,887	Vistra Energy Corp., no expiration date (e) (g)	6,067

	Life Sciences Tools & Services — 0.0%
1	New Millennium Holdco, Inc., Corporate Claim Trust, no expiration date (e) (g) (i) (j)	0
1	New Millennium Holdco, Inc., Lender Claim Trust, no expiration date (e) (g) (i) (j)	0
		0
	Total Rights	6,067
	(Cost $8,491)

MONEY MARKET FUNDS — 8.9%
238,721,509	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.12% (k)	238,721,509
	(Cost $238,721,509)

	Total Investments — 101.3%	2,725,087,062
	(Cost $2,792,594,967)
	Net Other Assets and Liabilities — (1.3)%	(35,197,615)
	Net Assets — 100.0%	$2,689,889,447

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

(a)	Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the SOFR obtained from the U.S. Department of the Treasury’s Office of Financial Research, (iii) the prime rate offered by one or more United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR or SOFR floor that establishes a minimum LIBOR or SOFR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR or SOFR period, spread and floor, but different LIBOR or SOFR reset dates.
(b)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(c)	On June 16, 2022, Mallinckrodt plc completed a Bankruptcy Plan of Reorganization. In connection with the Plan of Reorganization, the Fund received a new replacement term loan.
(d)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2023, securities noted as such amounted to $222,833,678 or 8.3% of net assets.
(e)	Non-income producing security.
(f)

Security received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers (see Restricted Securities table).

(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(h)	This issuer has filed for protection in bankruptcy court.
(i)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs section).
(j)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At January 31, 2023, securities noted as such are valued at $0 or 0.0% of net assets.
(k)	Rate shown reflects yield as of January 31, 2023.

LIBOR	-	London Interbank Offered Rate
SOFR	-	Secured Overnight Financing Rate

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Valuation Inputs

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

A summary of the inputs used to value the Fund’s investments as of January 31, 2023 is as follows:

	Total Value at 1/31/2023		Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Senior Floating-Rate Loan Interests*	$2,233,105,998		$—	$2,233,105,998	$—
Corporate Bonds and Notes*	230,553,024		—	230,553,024	—
Foreign Corporate Bonds and Notes*	20,984,615		—	20,984,615	—
Common Stocks*	1,682,883		—	1,682,883	—
Warrants*	32,966		—	32,966	—
Rights:
Electric Utilities	6,067		—	6,067	—
Life Sciences Tools & Services	—	**	—	—	—	**
Money Market Funds	238,721,509		238,721,509	—	—
Total Investments	$2,725,087,062		$238,721,509	$2,486,365,553	$—	**

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.

Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. Level 3 investments values are based on unobservable and non-quantitative inputs.

Unfunded Loan Commitments As of January 31, 2023, the Fund had the following unfunded loan commitment:

Borrower	Principal Value	Commitment Amount	Value	Unrealized Appreciation (Depreciation)

athenahealth, Inc. (Minerva Merger Sub, Inc.), Term Loan	$4,577,669	$4,548,368	$4,350,685	$(197,683)
Veritext Corp. (VT TopCo, Inc.), Term Loan	28,277	27,460	28,171	711
		$4,575,828	$4,378,856	$(196,972)

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Restricted Securities As of January 31, 2023, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid.

Security	Acquisition Date	Shares	Current Price	Carrying Cost	Value	% of Net Assets

Akorn, Inc.	10/15/2020	249,316	$6.75	$2,858,880	$1,682,883	0.06%

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments
January 31, 2023 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES — 71.7%
	Aerospace & Defense — 0.2%
$342,000	Booz Allen Hamilton, Inc. (a)	3.88%	09/01/28	$309,765
3,412,000	TransDigm, Inc. (a)	6.25%	03/15/26	3,414,653
				3,724,418
	Agricultural Products — 0.1%
1,877,000	Lamb Weston Holdings, Inc. (a)	4.88%	05/15/28	1,817,757
	Alternative Carriers — 0.2%
2,000,000	Level 3 Financing, Inc. (a)	4.25%	07/01/28	1,587,530
2,000,000	Level 3 Financing, Inc. (a)	3.63%	01/15/29	1,491,000
				3,078,530
	Apparel Retail — 0.6%
8,080,000	Nordstrom, Inc. (b)	4.00%	03/15/27	6,988,745
2,854,000	Nordstrom, Inc.	4.38%	04/01/30	2,293,660
				9,282,405
	Application Software — 1.1%
13,254,000	GoTo Group, Inc. (a) (b)	5.50%	09/01/27	6,691,679
12,000,000	McAfee Corp. (a)	7.38%	02/15/30	9,984,568
				16,676,247
	Automobile Manufacturers — 0.6%
6,631,000	Ford Motor Co. (b)	9.63%	04/22/30	7,812,943
500,000	Ford Motor Credit Co. LLC	5.13%	06/16/25	491,947
667,000	Penske Automotive Group, Inc.	3.50%	09/01/25	632,433
				8,937,323
	Automotive Retail — 0.0%
167,000	Group 1 Automotive, Inc. (a)	4.00%	08/15/28	147,089
250,000	Lithia Motors, Inc. (a)	3.88%	06/01/29	212,773
				359,862
	Broadcasting — 10.0%
21,673,000	Diamond Sports Group LLC / Diamond Sports Finance Co. (a) (b)	6.63%	08/15/27	460,551
28,294,000	Gray Television, Inc. (a) (b)	5.88%	07/15/26	25,958,755
12,429,000	Gray Television, Inc. (a) (b)	7.00%	05/15/27	11,324,248
3,591,000	Gray Television, Inc. (a)	4.75%	10/15/30	2,653,587
28,936,000	iHeartCommunications, Inc. (b)	8.38%	05/01/27	25,977,728
40,562,000	Nexstar Media, Inc. (a) (b)	5.63%	07/15/27	38,695,337
13,255,000	Nexstar Media, Inc. (a) (b)	4.75%	11/01/28	11,981,924
1,389,000	Scripps Escrow II, Inc. (a)	3.88%	01/15/29	1,161,971
8,355,000	Scripps Escrow, Inc. (a) (b)	5.88%	07/15/27	7,466,488
15,319,000	Sinclair Television Group, Inc. (a) (b)	5.13%	02/15/27	13,559,887
5,000,000	Sinclair Television Group, Inc. (a)	5.50%	03/01/30	3,994,500
1,000,000	Sinclair Television Group, Inc. (a)	4.13%	12/01/30	796,185
5,509,000	Sirius XM Radio, Inc. (a)	3.13%	09/01/26	4,966,613
857,000	Sirius XM Radio, Inc. (a)	5.50%	07/01/29	804,260
2,000,000	Sirius XM Radio, Inc. (a)	4.13%	07/01/30	1,717,630
5,357,000	Univision Communications, Inc. (a) (b)	5.13%	02/15/25	5,225,459
				156,745,123
	Building Products — 0.5%
1,000,000	American Builders & Contractors Supply Co., Inc. (a)	4.00%	01/15/28	912,165

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Building Products (Continued)
$500,000	American Builders & Contractors Supply Co., Inc. (a)	3.88%	11/15/29	$426,775
100,000	Beacon Roofing Supply, Inc. (a)	4.13%	05/15/29	86,340
100,000	Builders FirstSource, Inc. (a)	4.25%	02/01/32	86,182
1,392,000	Standard Industries, Inc. (a)	5.00%	02/15/27	1,320,928
1,426,000	Standard Industries, Inc. (a)	4.75%	01/15/28	1,338,108
2,492,000	Standard Industries, Inc. (a)	4.38%	07/15/30	2,133,079
1,000,000	Standard Industries, Inc. (a)	3.38%	01/15/31	795,488
1,000,000	TopBuild Corp. (a)	3.63%	03/15/29	853,460
				7,952,525
	Cable & Satellite — 6.6%
1,000,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	5.50%	05/01/26	983,770
2,828,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	5.13%	05/01/27	2,698,506
4,738,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	5.00%	02/01/28	4,430,599
23,466,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	5.38%	06/01/29	21,732,215
20,653,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	4.75%	03/01/30	18,071,375
9,707,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	4.50%	08/15/30	8,305,552
2,445,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	4.25%	02/01/31	2,039,741
3,456,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	7.38%	03/01/31	3,466,800
1,000,000	CCO Holdings LLC / CCO Holdings Capital Corp.	4.50%	05/01/32	828,770
819,000	CSC Holdings LLC (a)	5.50%	04/15/27	722,358
13,619,000	CSC Holdings LLC (a)	7.50%	04/01/28	9,984,497
42,608,000	CSC Holdings LLC (a) (b)	5.75%	01/15/30	26,897,365
4,167,000	CSC Holdings LLC (a)	4.63%	12/01/30	2,468,812
1,000,000	CSC Holdings LLC (a)	5.00%	11/15/31	601,205
357,000	Directv Financing LLC / Directv Financing Co-Obligor, Inc. (a)	5.88%	08/15/27	323,899
				103,555,464
	Casinos & Gaming — 2.8%
500,000	Boyd Gaming Corp.	4.75%	12/01/27	475,839
6,062,000	Boyd Gaming Corp. (a)	4.75%	06/15/31	5,462,802
1,426,000	Caesars Entertainment, Inc. (a) (b)	8.13%	07/01/27	1,448,937
5,662,000	Caesars Entertainment, Inc. (a)	4.63%	10/15/29	4,848,993
173,000	Caesars Entertainment, Inc. (a)	7.00%	02/15/30	176,244
179,000	CDI Escrow Issuer, Inc. (a)	5.75%	04/01/30	169,843
21,496,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. (a)	6.75%	01/15/30	17,867,905
430,000	MGM Resorts International	6.75%	05/01/25	433,659
2,440,000	MGM Resorts International	5.75%	06/15/25	2,412,070
716,000	Scientific Games Holdings L.P. / Scientific Games US FinCo, Inc. (a)	6.63%	03/01/30	638,672
3,903,000	Station Casinos LLC (a)	4.50%	02/15/28	3,518,633
5,952,000	VICI Properties L.P. / VICI Note Co., Inc. (a)	4.25%	12/01/26	5,624,884
140,000	VICI Properties L.P. / VICI Note Co., Inc. (a)	3.75%	02/15/27	129,524
100,000	VICI Properties L.P. / VICI Note Co., Inc. (a)	3.88%	02/15/29	90,211
				43,298,216
	Communications Equipment — 0.8%
13,734,000	CommScope Technologies LLC (a) (b)	6.00%	06/15/25	13,022,167
	Construction & Engineering — 0.8%
500,000	Atkore, Inc. (a)	4.25%	06/01/31	439,362
13,490,000	Pike Corp. (a) (b)	5.50%	09/01/28	11,923,898
				12,363,260

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Construction Materials — 0.2%
$176,000	GYP Holdings III Corp. (a)	4.63%	05/01/29	$149,178
3,623,000	Summit Materials LLC / Summit Materials Finance Corp. (a)	5.25%	01/15/29	3,406,344
				3,555,522
	Consumer Finance — 0.3%
1,889,000	Black Knight InfoServ LLC (a)	3.63%	09/01/28	1,681,210
3,000,000	FirstCash, Inc. (a)	4.63%	09/01/28	2,699,250
				4,380,460
	Data Processing & Outsourced Services — 0.0%
500,000	Block, Inc.	2.75%	06/01/26	455,045
250,000	Block, Inc.	3.50%	06/01/31	209,123
				664,168
	Electric Utilities — 1.2%
11,077,000	PG&E Corp. (b)	5.00%	07/01/28	10,393,549
5,000,000	Vistra Operations Co. LLC (a)	5.63%	02/15/27	4,834,934
3,189,000	Vistra Operations Co. LLC (a)	5.00%	07/31/27	3,005,601
				18,234,084
	Electrical Components & Equipment — 0.0%
667,000	Sensata Technologies, Inc. (a)	3.75%	02/15/31	567,075
	Fertilizers & Agricultural Chemicals — 0.1%
250,000	Scotts Miracle-Gro (The) Co.	4.50%	10/15/29	215,949
1,000,000	Scotts Miracle-Gro (The) Co.	4.00%	04/01/31	811,100
				1,027,049
	Financial Exchanges & Data — 0.0%
750,000	MSCI, Inc. (a)	4.00%	11/15/29	683,490
	Food Distributors — 0.1%
1,397,000	US Foods, Inc. (a)	4.75%	02/15/29	1,279,770
	Health Care Equipment — 0.1%
1,435,000	Embecta Corp. (a)	5.00%	02/15/30	1,183,860
300,000	Teleflex, Inc. (a)	4.25%	06/01/28	277,079
				1,460,939
	Health Care Facilities — 5.7%
1,000,000	Acadia Healthcare Co., Inc. (a)	5.50%	07/01/28	964,380
1,290,000	Acadia Healthcare Co., Inc. (a)	5.00%	04/15/29	1,207,756
3,652,000	AHP Health Partners, Inc. (a)	5.75%	07/15/29	3,008,905
2,284,000	Encompass Health Corp.	5.75%	09/15/25	2,269,482
1,300,000	Encompass Health Corp.	4.50%	02/01/28	1,215,305
1,362,000	Encompass Health Corp.	4.75%	02/01/30	1,250,248
3,840,000	HCA, Inc.	5.88%	02/15/26	3,910,245
1,324,000	HCA, Inc.	5.38%	09/01/26	1,332,453
3,000,000	HCA, Inc.	3.50%	09/01/30	2,690,731
26,514,000	Select Medical Corp. (a) (b)	6.25%	08/15/26	25,928,969
10,005,000	Tenet Healthcare Corp.	4.88%	01/01/26	9,756,126
9,689,000	Tenet Healthcare Corp. (b)	5.13%	11/01/27	9,336,417
2,600,000	Tenet Healthcare Corp.	4.63%	06/15/28	2,414,620
25,752,000	Tenet Healthcare Corp. (b)	6.13%	10/01/28	24,109,022
				89,394,659

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Health Care Services — 2.8%
$24,415,000	DaVita, Inc. (a) (b)	4.63%	06/01/30	$20,595,762
908,000	DaVita, Inc. (a)	3.75%	02/15/31	707,155
25,976,000	Global Medical Response, Inc. (a) (b)	6.50%	10/01/25	18,306,196
5,022,000	Pediatrix Medical Group, Inc. (a)	5.38%	02/15/30	4,450,396
100,000	Service Corp. International	3.38%	08/15/30	84,180
				44,143,689
	Health Care Supplies — 1.4%
200,000	180 Medical, Inc. (a)	3.88%	10/15/29	177,489
13,953,000	Medline Borrower L.P. (a)	3.88%	04/01/29	11,947,117
10,908,000	Medline Borrower L.P. (a) (b)	5.25%	10/01/29	9,148,596
770,000	Owens & Minor, Inc. (a)	4.50%	03/31/29	628,355
				21,901,557
	Health Care Technology — 3.0%
15,722,000	AthenaHealth Group, Inc. (a)	6.50%	02/15/30	13,045,757
4,503,000	HealthEquity, Inc. (a)	4.50%	10/01/29	4,037,165
30,258,000	Verscend Escrow Corp. (a) (b)	9.75%	08/15/26	30,399,834
				47,482,756
	Hotels, Resorts & Cruise Lines — 0.4%
706,000	Boyne USA, Inc. (a)	4.75%	05/15/29	640,698
4,898,000	Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp. (a)	4.88%	05/01/29	4,292,665
711,000	Wyndham Hotels & Resorts, Inc. (a)	4.38%	08/15/28	656,623
125,000	XHR L.P. (a)	4.88%	06/01/29	111,087
				5,701,073
	Household Products — 0.2%
200,000	Central Garden & Pet Co.	4.13%	10/15/30	170,263
2,154,000	Energizer Holdings, Inc. (a)	6.50%	12/31/27	2,103,112
1,350,000	Energizer Holdings, Inc. (a)	4.38%	03/31/29	1,174,128
				3,447,503
	Independent Power Producers & Energy Traders — 0.6%
10,427,000	Calpine Corp. (a) (b)	5.13%	03/15/28	9,453,750
	Industrial Machinery — 0.4%
5,573,000	Gates Global LLC / Gates Corp. (a)	6.25%	01/15/26	5,495,800
250,000	Roller Bearing Co. of America, Inc. (a)	4.38%	10/15/29	225,580
				5,721,380
	Insurance Brokers — 13.1%
38,556,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (a)	6.75%	10/15/27	36,122,345
1,790,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (a)	5.88%	11/01/29	1,561,775
54,652,000	AmWINS Group, Inc. (a)	4.88%	06/30/29	48,017,199
25,001,000	AssuredPartners, Inc. (a)	7.00%	08/15/25	24,618,235
36,774,000	AssuredPartners, Inc. (a)	5.63%	01/15/29	31,503,918
8,120,000	BroadStreet Partners, Inc. (a) (b)	5.88%	04/15/29	7,184,211
3,761,000	GTCR AP Finance, Inc. (a)	8.00%	05/15/27	3,698,774
46,507,000	HUB International Ltd. (a) (b)	7.00%	05/01/26	46,103,552
7,730,000	HUB International Ltd. (a)	5.63%	12/01/29	6,926,597

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Insurance Brokers (Continued)
$535,000	USI, Inc. (a)	6.88%	05/01/25	$533,042
				206,269,648
	Integrated Telecommunication Services — 1.3%
500,000	Ciena Corp. (a)	4.00%	01/31/30	438,158
1,910,000	Zayo Group Holdings, Inc. (a)	4.00%	03/01/27	1,521,391
25,891,000	Zayo Group Holdings, Inc. (a) (b)	6.13%	03/01/28	17,841,100
				19,800,649
	Interactive Media & Services — 0.0%
500,000	Match Group Holdings II LLC (a)	4.63%	06/01/28	460,445
	Internet & Direct Marketing Retail — 1.2%
20,909,000	Cars.com, Inc. (a) (b)	6.38%	11/01/28	19,414,216
	Internet Services & Infrastructure — 0.4%
5,500,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc. (a) (b)	5.25%	12/01/27	5,329,720
987,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc. (a)	3.50%	03/01/29	854,890
				6,184,610
	Investment Banking & Brokerage — 0.1%
1,455,000	LPL Holdings, Inc. (a)	4.63%	11/15/27	1,386,251
	IT Consulting & Other Services — 0.0%
250,000	Gartner, Inc. (a)	4.50%	07/01/28	237,811
250,000	Gartner, Inc. (a)	3.75%	10/01/30	221,900
				459,711
	Leisure Facilities — 0.1%
250,000	Cedar Fair L.P.	5.25%	07/15/29	229,496
850,000	Cedar Fair L.P. / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op	5.38%	04/15/27	823,327
717,000	SeaWorld Parks & Entertainment, Inc. (a)	5.25%	08/15/29	648,991
				1,701,814
	Managed Health Care — 0.9%
3,269,000	Centene Corp.	4.25%	12/15/27	3,139,744
1,000,000	Molina Healthcare, Inc. (a)	4.38%	06/15/28	924,940
100,000	Molina Healthcare, Inc. (a)	3.88%	11/15/30	86,132
6,523,000	MPH Acquisition Holdings LLC (a) (b)	5.50%	09/01/28	5,423,809
5,844,000	MPH Acquisition Holdings LLC (a) (b)	5.75%	11/01/28	4,252,737
				13,827,362
	Metal & Glass Containers — 1.4%
697,000	Ball Corp.	6.88%	03/15/28	719,743
10,648,000	Ball Corp.	2.88%	08/15/30	8,745,147
3,864,000	Berry Global, Inc. (a)	4.50%	02/15/26	3,753,866
981,000	Berry Global, Inc. (a)	5.63%	07/15/27	964,966
175,000	Crown Americas LLC	5.25%	04/01/30	168,620
6,050,000	Owens-Brockway Glass Container, Inc. (a) (b)	6.38%	08/15/25	5,936,562
2,200,000	Silgan Holdings, Inc.	4.13%	02/01/28	2,056,923
				22,345,827
	Movies & Entertainment — 0.8%
5,494,000	Live Nation Entertainment, Inc. (a)	5.63%	03/15/26	5,336,707
523,000	Live Nation Entertainment, Inc. (a)	6.50%	05/15/27	526,594

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Movies & Entertainment (Continued)
$5,895,000	Live Nation Entertainment, Inc. (a)	4.75%	10/15/27	$5,460,244
1,000,000	WMG Acquisition Corp. (a)	3.00%	02/15/31	830,615
				12,154,160
	Packaged Foods & Meats — 0.6%
2,190,000	B&G Foods, Inc.	5.25%	04/01/25	1,998,353
750,000	Performance Food Group, Inc. (a)	5.50%	10/15/27	722,820
2,116,000	Post Holdings, Inc. (a)	5.75%	03/01/27	2,086,990
4,434,000	Post Holdings, Inc. (a)	5.63%	01/15/28	4,273,090
				9,081,253
	Paper Packaging — 2.7%
30,696,000	Graham Packaging Co., Inc. (a) (b)	7.13%	08/15/28	26,881,706
2,000,000	Graphic Packaging International LLC (a)	3.50%	03/15/28	1,790,346
1,000,000	Graphic Packaging International LLC (a)	3.50%	03/01/29	881,155
11,095,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer LLC (a)	4.00%	10/15/27	9,973,295
420,000	Pactiv LLC	7.95%	12/15/25	415,961
376,000	Sealed Air Corp. (a)	5.50%	09/15/25	374,186
1,383,000	Sealed Air Corp. (a)	6.13%	02/01/28	1,396,692
1,434,000	Sealed Air Corp. (a)	5.00%	04/15/29	1,377,844
				43,091,185
	Personal Products — 0.1%
250,000	Prestige Brands, Inc. (a)	5.13%	01/15/28	239,064
750,000	Prestige Brands, Inc. (a)	3.75%	04/01/31	637,852
				876,916
	Pharmaceuticals — 0.3%
500,000	Catalent Pharma Solutions, Inc. (a)	5.00%	07/15/27	473,522
250,000	Catalent Pharma Solutions, Inc. (a)	3.13%	02/15/29	207,189
950,000	Charles River Laboratories International, Inc. (a)	4.25%	05/01/28	880,189
1,000,000	Charles River Laboratories International, Inc. (a)	3.75%	03/15/29	892,035
1,000,000	Charles River Laboratories International, Inc. (a)	4.00%	03/15/31	883,410
800,000	IQVIA, Inc. (a)	5.00%	10/15/26	781,160
1,278,000	IQVIA, Inc. (a)	5.00%	05/15/27	1,241,819
				5,359,324
	Real Estate Services — 0.1%
290,000	Tri Pointe Homes, Inc.	5.25%	06/01/27	273,151
500,000	Tri Pointe Homes, Inc.	5.70%	06/15/28	469,595
				742,746
	Research & Consulting Services — 0.6%
325,000	Clarivate Science Holdings Corp. (a)	4.88%	07/01/29	286,413
12,324,000	CoreLogic, Inc. (a) (b)	4.50%	05/01/28	9,815,388
				10,101,801
	Restaurants — 0.6%
661,000	Brinker International, Inc. (a)	5.00%	10/01/24	647,542
9,310,000	IRB Holding Corp. (a) (b)	7.00%	06/15/25	9,354,129
				10,001,671
	Security & Alarm Services — 0.2%
1,200,000	Brink’s (The) Co. (a)	5.50%	07/15/25	1,183,512

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Security & Alarm Services (Continued)
$2,061,000	Brink’s (The) Co. (a)	4.63%	10/15/27	$1,925,288
				3,108,800
	Semiconductors — 0.1%
1,000,000	Qorvo, Inc. (a)	3.38%	04/01/31	828,275
	Specialized Consumer Services — 0.4%
4,000,000	Aramark Services, Inc. (a)	6.38%	05/01/25	4,005,900
1,055,000	Aramark Services, Inc. (a)	5.00%	02/01/28	995,814
775,000	Carriage Services, Inc. (a)	4.25%	05/15/29	638,693
				5,640,407
	Specialized Finance — 0.4%
1,776,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer (a)	4.88%	05/15/29	1,537,582
2,851,000	Radiate Holdco LLC / Radiate Finance, Inc. (a)	4.50%	09/15/26	2,188,143
6,216,000	Radiate Holdco LLC / Radiate Finance, Inc. (a)	6.50%	09/15/28	3,246,710
				6,972,435
	Specialty Chemicals — 0.7%
10,214,000	Avantor Funding, Inc. (a)	4.63%	07/15/28	9,641,454
500,000	Axalta Coating Systems LLC (a)	3.38%	02/15/29	430,680
250,000	HB Fuller Co.	4.25%	10/15/28	221,505
				10,293,639
	Specialty Stores — 0.0%
350,000	PetSmart, Inc. / PetSmart Finance Corp. (a)	4.75%	02/15/28	324,250
	Systems Software — 4.1%
8,407,000	Boxer Parent Co., Inc. (a) (b)	9.13%	03/01/26	8,004,385
2,500,000	Crowdstrike Holdings, Inc.	3.00%	02/15/29	2,148,124
7,500,000	Oracle Corp.	6.25%	11/09/32	8,158,901
4,204,000	Oracle Corp.	6.50%	04/15/38	4,625,496
250,000	PTC, Inc. (a)	3.63%	02/15/25	240,011
41,967,000	SS&C Technologies, Inc. (a) (b)	5.50%	09/30/27	40,411,250
				63,588,167
	Technology Distributors — 0.0%
750,000	CDW LLC / CDW Finance Corp.	3.25%	02/15/29	650,553
	Trading Companies & Distributors — 0.7%
2,715,000	SRS Distribution, Inc. (a)	6.13%	07/01/29	2,338,335
9,816,000	SRS Distribution, Inc. (a) (b)	6.00%	12/01/29	8,399,109
127,000	United Rentals North America, Inc.	5.50%	05/15/27	126,365
				10,863,809
	Wireless Telecommunication Services — 0.0%
500,000	SBA Communications Corp.	3.88%	02/15/27	462,510
	Total Corporate Bonds and Notes			1,125,904,655
	(Cost $1,268,244,507)

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

FOREIGN CORPORATE BONDS AND NOTES — 8.5%
	Application Software — 1.5%
$4,318,000	ION Trading Technologies S.A.R.L. (a)	5.75%	05/15/28	$3,702,620
436,000	Open Text Corp. (a)	6.90%	12/01/27	446,824
11,860,000	Open Text Corp. (a)	3.88%	02/15/28	10,321,343
10,577,000	Open Text Corp. (a)	3.88%	12/01/29	8,809,901
				23,280,688
	Auto Parts & Equipment — 0.3%
4,432,000	Clarios Global L.P. / Clarios US Finance Co. (a)	8.50%	05/15/27	4,420,507
	Building Products — 1.2%
15,022,000	Cemex SAB de C.V. (a) (b)	7.38%	06/05/27	15,461,243
1,304,000	Cemex SAB de C.V. (a)	5.45%	11/19/29	1,260,577
2,000,000	Cemex SAB de C.V. (a)	5.20%	09/17/30	1,872,985
1,000,000	Masonite International Corp. (a)	5.38%	02/01/28	937,135
				19,531,940
	Cable & Satellite — 0.0%
250,000	Virgin Media Finance PLC (a)	5.00%	07/15/30	210,163
	Casinos & Gaming — 0.0%
500,000	International Game Technology PLC (a)	5.25%	01/15/29	480,477
	Data Processing & Outsourced Services — 0.8%
15,159,000	Paysafe Finance PLC / Paysafe Holdings US Corp. (a) (b)	4.00%	06/15/29	12,072,173
	Electrical Components & Equipment — 0.0%
500,000	Sensata Technologies B.V. (a)	4.00%	04/15/29	449,537
	Environmental & Facilities Services — 0.7%
500,000	GFL Environmental, Inc. (a)	5.13%	12/15/26	486,963
9,173,000	GFL Environmental, Inc. (a) (b)	4.00%	08/01/28	8,155,026
1,784,000	GFL Environmental, Inc. (a)	4.75%	06/15/29	1,612,549
1,000,000	GFL Environmental, Inc. (a)	4.38%	08/15/29	888,120
				11,142,658
	Integrated Telecommunication Services — 1.1%
2,989,000	Altice France S.A. (a)	5.50%	01/15/28	2,487,655
500,000	Altice France S.A. (a)	5.13%	07/15/29	393,105
17,387,000	Altice France S.A. (a)	5.50%	10/15/29	13,769,735
				16,650,495
	Life Sciences Tools & Services — 0.1%
2,604,000	Grifols Escrow Issuer S.A. (a)	4.75%	10/15/28	2,268,110
	Metal & Glass Containers — 0.1%
1,403,000	Trivium Packaging Finance B.V. (a)	5.50%	08/15/26	1,348,592
	Research & Consulting Services — 0.1%
774,000	Camelot Finance S.A. (a)	4.50%	11/01/26	737,189
	Restaurants — 1.5%
28,132,000	1011778 BC ULC / New Red Finance, Inc. (a)	4.00%	10/15/30	23,984,077
	Specialized Finance — 0.0%
710,000	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC (a)	6.00%	06/15/27	708,942

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Specialty Chemicals — 0.1%
$1,000,000	Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B B.V. (a)	4.75%	06/15/27	$946,130
	Trading Companies & Distributors — 1.0%
6,779,000	VistaJet Malta Finance PLC / XO Management Holding, Inc. (a)	7.88%	05/01/27	6,584,138
9,742,000	VistaJet Malta Finance PLC / XO Management Holding, Inc. (a)	6.38%	02/01/30	8,606,570
				15,190,708
	Total Foreign Corporate Bonds and Notes			133,422,386
	(Cost $143,175,202)

Principal Value	Description	Rate (c)	Stated Maturity (d)	Value

SENIOR FLOATING-RATE LOAN INTERESTS — 12.2%
	Application Software — 6.5%
3,000,000	Epicor Software Corp., Term Loan (Second Lien), 1 Mo. LIBOR + 7.75%, 1.00% Floor	12.32%	07/30/28	3,001,245
21,286,112	Gainwell Acquisition Corp. (fka Milano), Term Loan B, 3 Mo. LIBOR + 4.00%, 0.75% Floor	8.73%	10/01/27	20,828,461
12,403,842	Greeneden U.S. Holdings II LLC (Genesys Telecommunications Laboratories, Inc.), Initial Dollar Term Loan, 1 Mo. LIBOR + 4.00%, 0.75% Floor	8.57%	12/01/27	12,203,582
5,923,857	Hyland Software, Inc., Term Loan (Second Lien), 1 Mo. LIBOR + 6.25%, 0.75% Floor	10.82%	07/10/25	5,659,387
12,031,301	Internet Brands, Inc. (WebMD/MH Sub I LLC), 2020 June New Term Loan, 1 Mo. LIBOR + 3.75%, 1.00% Floor	8.32%	09/15/24	11,926,027
14,505,048	Internet Brands, Inc. (WebMD/MH Sub I LLC), Initial Term Loan, 1 Mo. LIBOR + 3.75%, 0.00% Floor	8.32%	09/13/24	14,370,224
19,021,355	Internet Brands, Inc. (WebMD/MH Sub I LLC), Term Loan (Second Lien), 3 Mo. SOFR + 6.25%, 0.00% Floor	10.65%	02/23/29	17,214,326
14,909,505	LogMeIn, Inc. (GoTo Group, Inc.), Term Loan B, 1 Mo. LIBOR + 4.75%, 0.00% Floor	9.30%	08/31/27	8,367,960
8,870,934	RealPage, Inc., Term Loan (Second Lien), 1 Mo. LIBOR + 6.50%, 0.75% Floor	11.07%	04/22/29	8,593,717
				102,164,929
	Asset Management & Custody Banks — 0.4%
7,000,000	Edelman Financial Engines Center LLC, Term Loan (Second Lien), 1 Mo. LIBOR + 6.75%, 0.00% Floor	11.32%	07/20/26	6,607,720
	Education Services — 0.0%
357,709	Ascensus Holdings, Inc. (Mercury), Term Loan (Second Lien), 3 Mo. LIBOR + 6.50%, 0.50% Floor	11.31%	08/02/29	321,044
	Electronic Equipment & Instruments — 0.4%
7,155,950	Verifone Systems, Inc., Term Loan B, 3 Mo. LIBOR + 4.00%, 0.00% Floor	8.36%	08/20/25	6,749,599
	Health Care Technology — 2.4%
7,025,145	Ciox Health (Healthport/CT Technologies Intermediate Holdings, Inc.), New Term Loan B, 1 Mo. LIBOR + 4.25%, 0.75% Floor	8.82%	12/16/25	6,747,651
2,243,904	Navicure, Inc. (Waystar Technologies, Inc.), Term Loan B, 1 Mo. LIBOR + 4.00%, 0.00% Floor	8.57%	10/23/26	2,234,098

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Principal Value	Description	Rate (c)	Stated Maturity (d)	Value

SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Health Care Technology (Continued)
$27,966,466	Verscend Technologies, Inc. (Cotiviti), New Term Loan B-1, 1 Mo. LIBOR + 4.00%, 0.00% Floor	8.57%	08/27/25	$27,973,877
				36,955,626
	Integrated Telecommunication Services — 0.3%
3,249,831	Numericable (Altice France S.A. or SFR), Term Loan B-13, 3 Mo. LIBOR + 4.00%, 0.00% Floor	8.65%	08/14/26	3,144,211
1,894,000	Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1 Mo. LIBOR + 3.00%, 0.00% Floor	7.57%	03/09/27	1,596,074
				4,740,285
	Restaurants — 0.1%
1,877,807	Portillo’s Holdings LLC, Term Loan B-3, Prime Rate + 4.50%, 1.00% Floor	12.00%	09/06/24	1,873,704
	Specialized Consumer Services — 0.9%
15,966,625	Asurion LLC, Term Loan B-3 (Second Lien), 1 Mo. LIBOR + 5.25%, 0.00% Floor	9.82%	01/31/28	13,399,990
	Specialized Finance — 0.3%
5,575,541	WCG Purchaser Corp. (WIRB-Copernicus Group), Term Loan B, 1 Mo. LIBOR + 4.00%, 1.00% Floor	8.57%	01/08/27	5,387,394
	Systems Software — 0.9%
5,931,418	BMC Software Finance, Inc. (Boxer Parent), 2021 Replacement Dollar Term Loan, 1 Mo. LIBOR + 3.75%, 0.00% Floor	8.32%	10/02/25	5,836,159
9,119,210	Misys Financial Software Ltd. (Almonde, Inc.) (Finastra), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	8.33%	06/13/24	8,592,028
				14,428,187
	Total Senior Floating-Rate Loan Interests			192,628,478
	(Cost $205,684,555)

Shares	Description	Value

COMMON STOCKS — 0.1%

	Pharmaceuticals — 0.1%
259,956	Akorn, Inc. (e) (f)	1,754,703
	(Cost $2,979,179)

WARRANTS — 0.0%

	Movies & Entertainment — 0.0%
828,940	Cineworld Group PLC, expiring 11/23/25 (e) (g) (h)	28,104
	(Cost $0)

RIGHTS — 0.0%

	Electric Utilities — 0.0%
1,629	Vistra Energy Corp., no expiration date (e) (g)	2,022
	(Cost $2,830)

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Shares	Description	Value

MONEY MARKET FUNDS — 4.5%
70,000,000	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.12% (i)	$70,000,000
	(Cost $70,000,000)

	Total Investments — 97.0%	1,523,740,348
	(Cost $1,690,086,273)
	Net Other Assets and Liabilities — 3.0%	47,008,907
	Net Assets — 100.0%	$1,570,749,255

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (“First Trust” or the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2023, securities noted as such amounted to $1,104,921,875 or 70.3% of net assets.
(b)	This security or a portion of this security is segregated as collateral for borrowings. At January 31, 2023, the segregated value of these securities amounts to $569,077,400.
(c)	Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the SOFR obtained from the U.S. Department of the Treasury’s Office of Financial Research, (iii) the prime rate offered by one or more United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR or SOFR floor that establishes a minimum LIBOR or SOFR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR or SOFR period, spread and floor, but different LIBOR or SOFR reset dates.
(d)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(e)	Non-income producing security.
(f)	Security received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers (see Restricted Securities table).
(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(h)	This issuer has filed for protection in bankruptcy court.
(i)	Rate shown reflects yield as of January 31, 2023.

LIBOR	-	London Interbank Offered Rate
SOFR	-	Secured Overnight Financing Rate

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Valuation Inputs

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

A summary of the inputs used to value the Fund’s investments as of January 31, 2023 is as follows:

	Total Value at 1/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$1,125,904,655	$—	$1,125,904,655	$—
Foreign Corporate Bonds and Notes*	133,422,386	—	133,422,386	—
Senior Floating-Rate Loan Interests*	192,628,478	—	192,628,478	—
Common Stocks*	1,754,703	—	1,754,703	—
Warrants*	28,104	—	28,104	—
Rights*	2,022	—	2,022	—
Money Market Funds	70,000,000	70,000,000	—	—
Total Investments	$1,523,740,348	$70,000,000	$1,453,740,348	$—

* See Portfolio of Investments for industry breakout.

Restricted Securities
As of January 31, 2023, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid.

Security	Acquisition Date	Shares	Current Price	Carrying Cost	Value	% of Net Assets
Akorn, Inc.	10/15/2020	259,956	$ 6.75	$ 2,979,179	$ 1,754,703	0.11%

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments
January 31, 2023 (Unaudited)

Principal Value	Description	Annualized Yield on Date of Purchase	Stated Maturity	Value

COMMERCIAL PAPER — 45.3%
	Agriculture — 0.2%
$15,000,000	BAT International Finance PLC	5.41%	07/17/23	$14,639,604
	Auto Manufacturers — 1.8%
10,000,000	American Honda Finance Corp.	4.81%	02/03/23	9,997,367
10,000,000	American Honda Finance Corp.	5.05%	04/05/23	9,913,630
18,000,000	American Honda Finance Corp.	5.08%	04/10/23	17,831,375
10,000,000	American Honda Finance Corp.	5.02%	04/12/23	9,904,605
10,000,000	General Motors Financial Co., Inc.	4.82%	02/01/23	10,000,000
20,000,000	Mercedes-Benz Finance North America LLC	4.73%	02/10/23	19,976,681
10,200,000	Mercedes-Benz Finance North America LLC	4.78%	02/15/23	10,181,320
20,000,000	VW Credit, Inc.	4.96%	02/22/23	19,943,095
11,181,000	VW Credit, Inc.	4.89%	03/09/23	11,127,281
26,850,000	VW Credit, Inc.	4.96% - 4.97%	03/14/23	26,698,611
				145,573,965
	Banks — 3.1%
10,000,000	Australia & New Zealand Banking Group Ltd., SOFR + 0.43% (a)	4.23%	06/06/23	10,000,000
15,000,000	Barclays PLC	4.99%	05/24/23	14,773,890
15,000,000	Commonwealth Bank of Australia, SOFR + 0.66% (a)	4.46%	05/02/23	15,000,000
4,500,000	Cooperatieve Rabobank UA, SOFR + 0.59% (a)	3.57%	03/29/23	4,501,651
14,000,000	Cooperatieve Rabobank UA	5.05%	07/31/23	13,660,134
11,920,000	Cooperatieve Rabobank UA	5.16%	10/20/23	11,496,080
10,000,000	Macquarie Bank Ltd., SOFR + 0.60% (a)	4.90%	03/02/23	10,000,000
16,000,000	Mitsubishi UFJ Trust & Banking Corp.	5.14%	07/28/23	15,610,600
16,000,000	MUFG Bank Ltd.	5.11%	07/20/23	15,630,100
15,000,000	Royal Bank of Canada, Fed Funds + 0.45% (a)	3.53%	03/24/23	15,000,000
10,000,000	Royal Bank of Canada	3.91%	07/19/23	10,000,000
13,408,000	Royal Bank of Canada, SOFR + 0.73% (a)	5.03%	08/08/23	13,441,069
16,000,000	Skandinaviska Enskilda Banken AB, SOFR + 0.26% (a)	4.56%	08/25/23	16,000,000
20,000,000	Svenska Handelsbanken AB, SOFR + 0.40% (a)	4.71%	03/01/23	19,999,160
25,000,000	Svenska Handelsbanken AB	5.05%	07/24/23	24,415,573
10,000,000	Toronto-Dominion Bank (The) SOFR + 0.50% (a)	2.77%	03/06/23	10,000,000
10,000,000	Toronto-Dominion Bank (The)	3.95%	07/19/23	10,000,000
15,000,000	UBS AG/London, SOFR + 0.42% (a)	3.47%	04/20/23	15,000,000
				244,528,257
	Beverages — 2.2%
25,000,000	Brown-Forman Corp.	4.64%	02/03/23	24,993,640
15,000,000	Brown-Forman Corp.	4.72%	02/06/23	14,990,317
15,000,000	Brown-Forman Corp.	4.80%	02/10/23	14,982,264
10,000,000	Brown-Forman Corp.	4.77%	02/13/23	9,984,344
9,819,000	Brown-Forman Corp.	4.86%	02/22/23	9,791,634
10,000,000	Constellation Brands, Inc.	5.22%	02/03/23	9,997,138
10,000,000	Constellation Brands, Inc.	5.12%	02/13/23	9,983,184
21,000,000	Constellation Brands, Inc.	5.11%	02/14/23	20,961,815
11,000,000	Constellation Brands, Inc.	5.13%	02/23/23	10,966,092
30,000,000	Constellation Brands, Inc.	5.20%	02/24/23	29,902,009
15,000,000	Constellation Brands, Inc.	5.22%	02/27/23	14,944,484
				171,496,921
	Building Materials — 0.8%
31,911,000	Vulcan Materials Co.	4.78%	02/09/23	31,877,611
15,000,000	Vulcan Materials Co.	4.78%	02/13/23	14,976,476

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Principal Value	Description	Annualized Yield on Date of Purchase	Stated Maturity	Value

COMMERCIAL PAPER (Continued)
	Building Materials (Continued)
$20,000,000	Vulcan Materials Co.	4.89%	02/28/23	$19,927,942
				66,782,029
	Chemicals — 2.6%
19,300,000	Cabot Corp.	4.61%	02/01/23	19,300,000
17,000,000	Cabot Corp.	4.86%	02/28/23	16,939,047
25,000,000	Eastman Chemical Co.	4.67%	02/06/23	24,984,017
40,000,000	FMC Corp.	4.92%	02/01/23	40,000,000
16,000,000	International Flavors & Fragrances, Inc.	5.45%	02/28/23	15,938,178
10,000,000	Nutrien Ltd.	5.01%	02/14/23	9,982,192
10,000,000	Nutrien Ltd.	4.86%	03/01/23	9,962,865
16,000,000	Nutrien Ltd.	4.86%	03/02/23	15,938,479
25,000,000	Nutrien Ltd.	4.89%	03/07/23	24,886,561
16,500,000	Sherwin-Williams (The) Co.	4.67%	02/06/23	16,489,344
15,000,000	Sherwin-Williams (The) Co.	4.78%	02/22/23	14,958,827
				209,379,510
	Commercial Services — 0.2%
20,000,000	ERAC USA Finance LLC	4.94%	02/21/23	19,946,024
	Cosmetics/Personal Care — 0.7%
15,000,000	GSK Consumer Healthcare Capital UK PLC	4.75%	02/02/23	14,998,049
15,000,000	GSK Consumer Healthcare Capital UK PLC	4.81%	02/15/23	14,972,383
10,000,000	Procter & Gamble (The) Co.	4.48%	02/17/23	9,980,418
10,000,000	Procter & Gamble (The) Co.	4.48%	02/27/23	9,968,183
5,000,000	Procter & Gamble (The) Co.	4.48%	03/01/23	4,982,870
				54,901,903
	Diversified Financial Services — 0.9%
10,000,000	Citigroup Global Markets, Inc., SOFR + 0.52% (a)	4.83%	06/16/23	10,000,000
20,000,000	Nasdaq, Inc.	4.81%	02/01/23	20,000,000
20,000,000	Nasdaq, Inc.	4.90%	02/08/23	19,981,226
11,000,000	Nasdaq, Inc.	4.78%	02/15/23	10,979,857
10,000,000	Nasdaq, Inc.	4.90%	03/15/23	9,943,940
				70,905,023
	Electric — 8.2%
10,000,000	American Electric Power Co., Inc.	5.08%	02/07/23	9,991,661
10,000,000	American Electric Power Co., Inc.	4.79%	02/09/23	9,989,517
10,000,000	American Electric Power Co., Inc.	4.94%	02/14/23	9,982,442
10,000,000	American Electric Power Co., Inc.	4.91%	03/14/23	9,945,109
10,000,000	American Electric Power Co., Inc.	5.01%	03/15/23	9,942,724
10,000,000	American Electric Power Co., Inc.	5.12%	03/27/23	9,924,770
16,000,000	Baltimore Gas and Electric Co.	4.89%	02/23/23	15,953,017
10,000,000	CenterPoint Energy, Inc.	4.82%	02/09/23	9,989,437
20,000,000	CenterPoint Energy, Inc.	4.86%	03/02/23	19,923,058
10,000,000	Consolidated Edison Co. of New York, Inc.	4.86%	02/02/23	9,998,669
20,000,000	Consolidated Edison Co. of New York, Inc.	4.76%	02/21/23	19,948,010
10,000,000	Consolidated Edison Co. of New York, Inc.	4.78%	02/23/23	9,971,290
25,000,000	Consolidated Edison Co. of New York, Inc.	4.83%	03/03/23	24,901,138
17,550,000	Constellation Energy Generation LLC	5.04%	02/01/23	17,550,000
20,000,000	Constellation Energy Generation LLC	5.09%	02/17/23	19,955,481
6,000,000	Dominion Energy, Inc.	4.77%	02/03/23	5,998,433

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Principal Value	Description	Annualized Yield on Date of Purchase	Stated Maturity	Value

COMMERCIAL PAPER (Continued)
	Electric (Continued)
$10,000,000	Dominion Energy, Inc.	4.81%	02/06/23	$9,993,418
25,000,000	Dominion Energy, Inc.	4.86% - 4.90%	02/13/23	24,959,922
15,000,000	Dominion Energy, Inc.	4.90%	02/14/23	14,973,857
15,000,000	DTE Electric Co.	4.72%	02/07/23	14,988,369
20,000,000	DTE Electric Co.	4.75%	02/21/23	19,948,050
18,600,000	Duke Energy Corp.	4.74% - 4.75%	02/02/23	18,597,582
15,000,000	Duke Energy Corp.	4.67%	02/08/23	14,986,577
20,000,000	Duke Energy Corp.	4.67%	02/10/23	19,976,991
15,000,000	Entergy Corp.	4.79%	02/14/23	14,974,452
15,000,000	Entergy Corp.	4.98%	02/16/23	14,969,391
15,000,000	Entergy Corp.	4.98%	02/23/23	14,955,155
12,000,000	Entergy Corp.	5.03%	04/13/23	11,883,812
10,000,000	NextEra Energy Capital Holdings, Inc.	4.73%	02/15/23	9,981,872
20,600,000	NextEra Energy Capital Holdings, Inc.	4.74%	02/17/23	20,557,305
15,000,000	NextEra Energy Capital Holdings, Inc.	4.83%	02/28/23	14,946,548
25,000,000	Public Service Co. of Colorado	4.83%	02/08/23	24,976,846
20,000,000	Public Service Co. of Colorado	4.77%	02/13/23	19,968,658
18,000,000	Public Service Co. of Colorado	4.73%	02/17/23	17,962,733
17,000,000	Sempra Energy	4.67%	02/08/23	16,984,777
23,000,000	Sempra Energy	4.67%	02/09/23	22,976,465
32,000,000	Sempra Energy	4.78%	02/14/23	31,945,649
34,000,000	Southern California Edison Co.	4.72%	02/01/23	34,000,000
10,000,000	Virginia Electric and Power Co.	4.80%	02/06/23	9,993,435
15,000,000	Virginia Electric and Power Co.	4.74%	02/07/23	14,988,321
				648,454,941
	Electronics — 2.4%
20,000,000	Arrow Electronics, Inc.	4.98%	02/01/23	20,000,000
15,000,000	Arrow Electronics, Inc.	5.08%	02/08/23	14,985,415
20,000,000	Arrow Electronics, Inc.	5.24%	02/15/23	19,959,904
28,050,000	Flex Ltd.	5.02%	02/01/23	28,050,000
18,750,000	Honeywell International, Inc.	4.25%	02/01/23	18,750,000
7,000,000	Honeywell International, Inc.	4.37%	02/14/23	6,989,125
8,000,000	Honeywell International, Inc.	4.42%	02/23/23	7,978,726
10,000,000	Jabil, Inc.	5.34%	02/02/23	9,998,537
15,000,000	Jabil, Inc.	5.34%	02/03/23	14,995,610
5,000,000	Jabil, Inc.	5.36%	02/10/23	4,993,405
15,000,000	Jabil, Inc.	5.36%	02/13/23	14,973,623
15,000,000	Jabil, Inc.	5.36%	02/16/23	14,967,033
15,000,000	Jabil, Inc.	5.36%	02/27/23	14,942,967
				191,584,345
	Environmental Control — 1.0%
27,000,000	Republic Services, Inc.	4.57% - 4.66%	02/02/23	26,996,583
15,000,000	Republic Services, Inc.	5.03%	02/21/23	14,958,768
35,000,000	Waste Management, Inc.	4.74% - 4.99%	02/16/23	34,930,454
				76,885,805
	Food — 2.3%
10,000,000	Conagra Brands, Inc.	5.08%	02/14/23	9,981,924
16,000,000	Conagra Brands, Inc.	5.14%	02/21/23	15,955,061
17,000,000	Conagra Brands, Inc.	5.24%	02/28/23	16,934,328

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Principal Value	Description	Annualized Yield on Date of Purchase	Stated Maturity	Value

COMMERCIAL PAPER (Continued)
	Food (Continued)
$15,000,000	McCormick & Co., Inc.	4.84%	02/02/23	$14,998,010
10,000,000	McCormick & Co., Inc.	4.67%	02/07/23	9,992,325
25,000,000	McCormick & Co., Inc.	4.76%	02/17/23	24,947,983
20,000,000	Mondelez International, Inc.	4.70%	02/03/23	19,994,847
38,000,000	Mondelez International, Inc.	4.68% - 4.83%	02/07/23	37,970,315
30,800,000	Sysco Corp.	4.51%	02/01/23	30,800,000
				181,574,793
	Gas — 0.5%
15,000,000	CenterPoint Energy Resources Corp.	4.86%	02/16/23	14,970,108
25,000,000	NiSource, Inc.	4.72%	02/09/23	24,974,159
				39,944,267
	Health Care Products — 1.1%
30,000,000	Baxter International, Inc.	4.88%	02/23/23	29,912,090
15,000,000	Medtronic Global Holdings SCA	4.72%	02/09/23	14,984,486
15,000,000	Thermo Fisher Scientific, Inc.	4.84%	02/24/23	14,954,425
25,000,000	Thermo Fisher Scientific, Inc.	4.84%	02/27/23	24,914,134
				84,765,135
	Health Care Services — 1.7%
69,500,000	Elevance Health, Inc.	4.56% - 4.62%	02/01/23	69,500,000
15,000,000	Humana, Inc.	4.87%	02/07/23	14,987,875
15,000,000	Humana, Inc.	4.94%	02/09/23	14,983,785
12,000,000	Humana, Inc.	4.94%	02/15/23	11,977,327
15,000,000	Humana, Inc.	4.94%	02/16/23	14,969,626
10,000,000	Humana, Inc.	4.85%	03/09/23	9,952,375
				136,370,988
	Household Products/Wares — 0.2%
15,000,000	Reckitt Benckiser Treasury Services PLC	4.85%	02/28/23	14,946,357
	Insurance — 0.3%
22,500,000	Aon Corp.	4.97% - 5.07%	02/02/23	22,496,926
	Lodging — 0.3%
10,000,000	Marriott International, Inc.	4.72%	02/07/23	9,992,167
12,000,000	Marriott International, Inc.	4.75%	02/09/23	11,987,516
5,720,000	Marriott International, Inc.	4.82%	02/13/23	5,710,955
				27,690,638
	Mining — 0.6%
25,000,000	Glencore Funding LLC	4.87%	02/08/23	24,976,674
10,000,000	Glencore Funding LLC	4.96%	02/16/23	9,979,645
15,000,000	Glencore Funding LLC	4.98%	02/28/23	14,944,935
				49,901,254
	Miscellaneous Manufacturing — 0.7%
15,000,000	Parker-Hannifin Corp.	4.92%	02/03/23	14,995,960
10,000,000	Parker-Hannifin Corp.	4.80%	02/09/23	9,989,487
15,000,000	Parker-Hannifin Corp.	4.82%	02/21/23	14,960,523
15,000,000	Parker-Hannifin Corp.	5.06%	05/01/23	14,817,350
				54,763,320

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Principal Value	Description	Annualized Yield on Date of Purchase	Stated Maturity	Value

COMMERCIAL PAPER (Continued)
	Oil & Gas — 2.7%
$15,000,000	BP Capital Markets PLC	4.96%	02/21/23	$14,959,305
15,000,000	BP Capital Markets PLC	4.88%	02/22/23	14,957,972
21,600,000	Canadian Natural Resources Ltd.	5.19%	02/16/23	21,554,003
25,000,000	Canadian Natural Resources Ltd.	5.27%	02/23/23	24,920,850
30,000,000	Canadian Natural Resources Ltd.	5.27%	02/24/23	29,900,702
20,000,000	Suncor Energy, Inc.	5.01% - 5.14%	02/02/23	19,997,221
10,000,000	Suncor Energy, Inc.	5.06%	02/06/23	9,993,076
18,500,000	Suncor Energy, Inc.	5.06% - 5.19%	02/09/23	18,479,403
15,188,000	Suncor Energy, Inc.	4.84%	02/17/23	15,155,873
10,000,000	Suncor Energy, Inc.	5.34%	03/14/23	9,937,882
25,000,000	Suncor Energy, Inc.	5.01%	03/27/23	24,816,075
10,000,000	Suncor Energy, Inc.	5.24%	04/10/23	9,903,365
				214,575,727
	Pharmaceuticals — 2.1%
30,500,000	AstraZeneca PLC	4.78% - 4.80%	03/13/23	30,340,766
16,000,000	Becton Dickinson and Co.	4.71%	02/06/23	15,989,675
12,000,000	Becton Dickinson and Co.	4.79%	02/21/23	11,968,614
20,000,000	Becton Dickinson and Co.	4.82%	02/27/23	19,931,615
10,000,000	Becton Dickinson and Co.	4.82%	03/03/23	9,960,547
15,000,000	Cigna Corp.	4.73%	02/06/23	14,990,277
15,000,000	Cigna Corp.	4.74%	02/07/23	14,988,331
15,000,000	Cigna Corp.	4.74%	02/08/23	14,986,387
30,000,000	McKesson Corp.	4.73%	02/03/23	29,992,231
				163,148,443
	Pipelines — 2.3%
15,000,000	Enbridge US, Inc.	4.92%	02/22/23	14,957,652
20,000,000	Enbridge US, Inc.	5.00%	02/24/23	19,937,218
10,000,000	Enbridge US, Inc.	4.94%	02/28/23	9,963,566
8,000,000	Energy Transfer, L.P.	5.00%	02/01/23	8,000,000
40,000,000	Plains All American Pipeline, L.P.	4.92%	02/01/23	40,000,000
25,000,000	Targa Resources Corp.	5.12%	02/01/23	25,000,000
16,900,000	Targa Resources Corp.	5.29% - 5.34%	02/10/23	16,877,839
10,000,000	TransCanada PipeLines Ltd.	5.04%	02/10/23	9,987,588
10,000,000	TransCanada PipeLines Ltd.	5.06%	02/13/23	9,983,391
8,846,000	TransCanada PipeLines Ltd.	5.11%	02/21/23	8,821,287
15,000,000	TransCanada PipeLines Ltd.	5.16%	02/24/23	14,951,366
				178,479,907
	Real Estate Investment Trusts — 1.3%
18,000,000	Alexandria Real Estate Equities, Inc.	4.72%	02/09/23	17,981,385
11,000,000	Crown Castle, Inc.	5.27%	02/02/23	10,998,411
23,500,000	Crown Castle, Inc.	5.09% - 5.38%	02/14/23	23,455,352
10,000,000	Crown Castle, Inc.	5.38%	02/16/23	9,977,929
15,000,000	Crown Castle, Inc.	5.33%	02/28/23	14,941,041
15,000,000	Crown Castle, Inc.	5.45%	03/08/23	14,921,968
13,000,000	Crown Castle, Inc.	5.45%	03/09/23	12,930,440
				105,206,526
	Retail — 0.9%
17,000,000	Alimentation Couche-Tard, Inc.	4.80%	02/14/23	16,970,959
15,000,000	Alimentation Couche-Tard, Inc.	4.91%	03/02/23	14,941,751

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Principal Value	Description	Annualized Yield on Date of Purchase	Stated Maturity	Value

COMMERCIAL PAPER (Continued)
	Retail (Continued)
$30,000,000	Alimentation Couche-Tard, Inc.	4.98%	03/16/23	$29,825,086
10,000,000	Alimentation Couche-Tard, Inc.	5.06%	03/31/23	9,920,228
				71,658,024
	Software — 2.6%
20,000,000	Fidelity National Information Services, Inc.	4.84%	02/07/23	19,984,102
20,000,000	Fidelity National Information Services, Inc.	4.78%	02/08/23	19,981,689
10,000,000	Fidelity National Information Services, Inc.	4.83%	02/09/23	9,989,435
25,000,000	Fidelity National Information Services, Inc.	4.84%	02/10/23	24,970,175
10,000,000	Fidelity National Information Services, Inc.	4.85%	02/17/23	9,978,763
15,000,000	Fiserv, Inc.	4.78%	02/08/23	14,986,256
26,000,000	Fiserv, Inc.	4.71%	02/10/23	25,969,855
25,000,000	Fiserv, Inc.	4.76% - 4.78%	02/16/23	24,951,100
10,000,000	Oracle Corp.	4.84%	02/09/23	9,989,396
12,000,000	Oracle Corp.	4.73%	02/10/23	11,986,016
10,000,000	Oracle Corp.	5.00%	02/13/23	9,983,573
15,000,000	Oracle Corp.	5.01%	02/17/23	14,967,150
10,000,000	Oracle Corp.	4.78%	02/23/23	9,971,255
				207,708,765
	Telecommunications — 1.0%
25,000,000	AT&T, Inc.	4.78%	02/13/23	24,960,736
10,000,000	AT&T, Inc.	4.78%	02/14/23	9,982,997
20,000,000	AT&T, Inc.	4.82%	02/15/23	19,963,119
10,000,000	Bell Telephone Co. of Canada or Bell Canada (The)	4.82%	02/22/23	9,972,361
14,000,000	Bell Telephone Co. of Canada or Bell Canada (The)	4.84%	03/03/23	13,944,576
				78,823,789
	Trucking & Leasing — 0.3%
23,000,000	Penske Truck Leasing Co., L.P.	4.78%	02/07/23	22,981,948
	Water — 0.3%
25,000,000	American Water Capital Corp.	4.47%	02/03/23	24,993,873
	Total Commercial Paper			3,595,109,007
	(Cost $3,595,109,006)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES — 34.4%
	Aerospace/Defense — 1.2%
7,001,000	Boeing (The) Co.	1.17%	02/04/23	6,999,827
2,361,000	Boeing (The) Co.	4.51%	05/01/23	2,357,410
9,443,000	General Dynamics Corp.	3.38%	05/15/23	9,404,787
30,458,000	L3Harris Technologies, Inc.	3.85%	06/15/23	30,325,895
32,443,000	Northrop Grumman Corp.	3.25%	08/01/23	32,223,983
14,353,000	Northrop Grumman Corp.	2.93%	01/15/25	13,889,145
				95,201,047
	Auto Manufacturers — 1.7%
20,000,000	American Honda Finance Corp., Medium-Term Note, 3 Mo. LIBOR + 0.37% (a)	4.96%	05/10/23	20,009,158
4,000,000	BMW US Capital LLC (b)	3.80%	04/06/23	3,993,050

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Auto Manufacturers (Continued)
$6,159,000	BMW US Capital LLC, SOFR Compounded Index + 0.53% (a) (b)	4.85%	04/01/24	$6,141,269
4,000,000	Daimler Trucks Finance North America LLC (b)	1.13%	12/14/23	3,867,071
5,000,000	Daimler Trucks Finance North America LLC, SOFR + 0.60% (a) (b)	4.92%	12/14/23	4,995,766
3,900,000	General Motors Financial Co., Inc.	4.15%	06/19/23	3,888,499
15,000,000	General Motors Financial Co., Inc., SOFR + 0.76% (a)	5.03%	03/08/24	14,896,855
12,600,000	Hyundai Capital America (b)	2.38%	02/10/23	12,590,282
7,000,000	Hyundai Capital America (b)	1.00%	09/17/24	6,540,325
9,773,000	Mercedes-Benz Finance North America LLC (b)	3.35%	02/22/23	9,766,747
19,610,000	Mercedes-Benz Finance North America LLC (b)	1.75%	03/10/23	19,548,788
3,000,000	Nissan Motor Acceptance Co. LLC, 3 Mo. LIBOR + 0.64% (a) (b)	5.37%	03/08/24	2,972,932
10,000,000	Toyota Motor Credit Corp., Series B, SOFR + 0.29% (a)	4.58%	09/13/24	9,976,307
1,000,000	Toyota Motor Credit Corp., Medium-Term Note	2.50%	03/22/24	976,362
15,676,000	Volkswagen Group of America Finance LLC (b)	3.13%	05/12/23	15,598,435
				135,761,846
	Banks — 5.1%
25,589,000	Bank of America Corp. (c)	3.55%	03/05/24	25,549,835
10,000,000	Bank of America Corp., SOFR + 0.69% (a)	5.01%	04/22/25	9,951,394
1,000,000	Bank of America Corp., Medium-Term Note, 3 Mo. LIBOR + 0.79% (a)	5.56%	03/05/24	1,000,409
15,000,000	Bank of America Corp., Medium-Term Note, 3 Mo. Bloomberg Short Term Bank Yield + 0.43% (a)	4.96%	05/28/24	14,920,200
23,004,000	Bank of America Corp., Medium-Term Note (c)	3.86%	07/23/24	22,868,585
4,136,000	Citigroup, Inc. (c)	1.68%	05/15/24	4,095,387
31,969,000	Citigroup, Inc. (c)	4.04%	06/01/24	31,856,420
4,300,000	Discover Bank	3.35%	02/06/23	4,299,302
10,588,000	Fifth Third Bancorp	1.63%	05/05/23	10,500,380
5,341,000	Fifth Third Bancorp	3.65%	01/25/24	5,276,644
3,000,000	Goldman Sachs Group (The), Inc.	0.52%	03/08/23	2,987,040
7,000,000	Goldman Sachs Group (The), Inc.	1.22%	12/06/23	6,785,184
25,000,000	Goldman Sachs Group (The), Inc.	3.63%	02/20/24	24,652,155
26,844,000	Goldman Sachs Group (The), Inc.	3.00%	03/15/24	26,316,532
12,500,000	Goldman Sachs Group (The), Inc., SOFR + 0.50% (a)	4.79%	09/10/24	12,463,879
4,000,000	Goldman Sachs Group (The), Inc., SOFR + 0.49% (a)	4.81%	10/21/24	3,982,428
11,000,000	JPMorgan Chase & Co.	3.38%	05/01/23	10,962,601
12,000,000	JPMorgan Chase & Co., SOFR + 0.58% (a)	4.90%	03/16/24	12,004,280
29,162,000	JPMorgan Chase & Co. (c)	3.56%	04/23/24	29,055,696
30,157,000	JPMorgan Chase & Co. (c)	3.80%	07/23/24	29,958,781
10,000,000	JPMorgan Chase & Co., SOFR + 0.54% (a)	4.77%	06/01/25	9,918,495
2,000,000	Morgan Stanley (c)	0.73%	04/05/24	1,982,737
20,762,000	Morgan Stanley (c)	3.74%	04/24/24	20,689,904
12,000,000	Morgan Stanley, Global Medium-Term Note	3.70%	10/23/24	11,798,996
15,000,000	Morgan Stanley, Global Medium-Term Note (c)	0.79%	01/22/25	14,312,518
5,000,000	Morgan Stanley, Medium-Term Note	4.10%	05/22/23	4,987,847
9,507,000	Morgan Stanley, Medium-Term Note, SOFR + 0.46%	4.78%	01/25/24	9,500,871
516,000	State Street Corp. (c)	4.86%	01/26/26	518,020
3,000,000	Truist Bank, SOFR + 0.73% (a)	5.01%	03/09/23	3,001,952
7,645,000	Truist Bank (c)	3.69%	08/02/24	7,597,543
15,000,000	Truist Financial Corp., Medium-Term Note	3.75%	12/06/23	14,877,069
12,000,000	Truist Financial Corp., Medium-Term Note, SOFR + 0.40% (a)	4.68%	06/09/25	11,860,106
3,197,000	Wells Fargo & Co., Medium-Term Note	3.75%	01/24/24	3,162,487
2,401,000	Wells Fargo & Co., Medium-Term Note (c)	1.65%	06/02/24	2,372,940
				406,068,617

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Beverages — 0.3%
$5,000,000	Anheuser-Busch InBev Worldwide, Inc., 3 Mo. LIBOR + 0.74% (a)	5.55%	01/12/24	$5,009,623
5,898,000	Constellation Brands, Inc.	3.60%	05/09/24	5,814,330
1,579,000	Constellation Brands, Inc. (d)	5.00%	02/02/26	1,580,780
10,000,000	PepsiCo, Inc.	0.40%	10/07/23	9,704,383
				22,109,116
	Biotechnology — 1.4%
17,796,000	Amgen, Inc.	2.25%	08/19/23	17,527,370
33,756,000	Gilead Sciences, Inc.	2.50%	09/01/23	33,277,906
21,854,000	Gilead Sciences, Inc.	0.75%	09/29/23	21,255,418
6,976,000	Gilead Sciences, Inc.	3.70%	04/01/24	6,887,836
28,505,000	Illumina, Inc.	0.55%	03/23/23	28,335,547
				107,284,077
	Building Materials — 0.4%
35,060,000	Martin Marietta Materials, Inc.	0.65%	07/15/23	34,349,006
	Chemicals — 0.3%
6,650,000	Dow Chemical (The) Co.	7.38%	03/01/23	6,662,270
6,140,000	International Flavors & Fragrances, Inc.	3.20%	05/01/23	6,111,398
10,730,000	Union Carbide Corp.	7.88%	04/01/23	10,782,168
3,140,000	Westlake Chemical Corp.	0.88%	08/15/24	2,940,846
				26,496,682
	Commercial Services — 0.4%
13,043,000	Global Payments, Inc.	3.75%	06/01/23	12,975,523
13,820,000	Global Payments, Inc.	4.00%	06/01/23	13,761,611
3,200,000	PayPal Holdings, Inc.	1.35%	06/01/23	3,163,057
				29,900,191
	Cosmetics/Personal Care — 0.1%
4,000,000	Unilever Capital Corp.	3.13%	03/22/23	3,992,880
	Diversified Financial Services — 0.3%
7,280,000	American Express Co.	3.70%	08/03/23	7,239,160
2,292,000	American Express Co., 3 Mo. LIBOR + 0.75% (a)	5.21%	08/03/23	2,295,882
3,766,000	American Express Co.	3.38%	05/03/24	3,702,081
8,000,000	Capital One Financial Corp., SOFR + 0.69% (a)	4.96%	12/06/24	7,922,386
				21,159,509
	Electric — 4.2%
20,305,000	Alabama Power Co., Series 13-A	3.55%	12/01/23	20,114,056
7,224,000	American Electric Power Co., Inc., Series A, 3 Mo. LIBOR + 0.48% (a)	5.29%	11/01/23	7,196,743
18,860,000	Baltimore Gas and Electric Co.	3.35%	07/01/23	18,713,600
7,070,000	CenterPoint Energy, Inc., SOFR Compounded Index + 0.65% (a)	4.78%	05/13/24	6,990,543
10,537,000	Delmarva Power & Light Co.	3.50%	11/15/23	10,427,755
13,573,000	Dominion Energy, Inc., Series D, 3 Mo. LIBOR + 0.53% (a)	5.30%	09/15/23	13,591,753
3,000,000	Duke Energy Corp., SOFR + 0.25% (a)	4.54%	06/10/23	2,996,984
20,000,000	Duke Energy Corp.	3.75%	04/15/24	19,739,954
26,335,000	Georgia Power Co., Series A	2.10%	07/30/23	25,961,749
19,800,000	Metropolitan Edison Co. (b)	3.50%	03/15/23	19,757,733
31,686,000	NextEra Energy Capital Holdings, Inc.	0.65%	03/01/23	31,590,000
5,260,000	NextEra Energy Capital Holdings, Inc., SOFR Compounded Index + 0.54% (a)	4.78%	03/01/23	5,260,209

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Electric (Continued)
$10,000,000	NextEra Energy Capital Holdings, Inc., SOFR Compounded Index + 0.40% (a)	4.47%	11/03/23	$9,987,113
10,488,000	NextEra Energy Capital Holdings, Inc.	4.26%	09/01/24	10,401,487
11,950,000	Northern States Power Co.	2.60%	05/15/23	11,870,390
15,000,000	Oklahoma Gas and Electric Co.	0.55%	05/26/23	14,792,603
10,000,000	Pacific Gas and Electric Co.	4.25%	08/01/23	9,956,759
5,000,000	Pacific Gas and Electric Co.	3.85%	11/15/23	4,946,061
4,200,000	PPL Electric Utilities Corp., SOFR + 0.33% (a)	4.65%	06/24/24	4,151,294
5,637,000	Public Service Electric and Gas Co., Medium-Term Note	2.38%	05/15/23	5,599,440
25,570,000	Public Service Enterprise Group, Inc.	0.84%	11/08/23	24,740,421
15,000,000	Southern California Edison Co., SOFR Compounded Index + 0.64% (a)	4.96%	04/03/23	15,005,412
4,000,000	Southern California Edison Co., Series J	0.70%	08/01/23	3,917,992
7,550,000	Southern (The) Co., Series 2021, SOFR Compounded Index + 0.37% (a)	4.49%	05/10/23	7,544,494
2,599,000	Virginia Electric and Power Co.	3.45%	02/15/24	2,556,937
11,723,000	Virginia Electric and Power Co., Series C	2.75%	03/15/23	11,704,267
17,749,000	WEC Energy Group, Inc.	0.80%	03/15/24	16,939,802
				336,455,551
	Environmental Control — 0.9%
31,182,000	Republic Services, Inc.	4.75%	05/15/23	31,163,479
10,495,000	Republic Services, Inc.	2.50%	08/15/24	10,130,442
26,631,000	Waste Management, Inc.	2.40%	05/15/23	26,433,750
4,937,000	Waste Management, Inc.	3.50%	05/15/24	4,853,635
				72,581,306
	Food — 0.2%
10,000,000	ConAgra Brands, Inc.	0.50%	08/11/23	9,764,806
7,956,000	ConAgra Brands, Inc.	4.30%	05/01/24	7,875,651
				17,640,457
	Gas — 0.4%
17,033,000	CenterPoint Energy Resources Corp.	0.70%	03/02/23	16,980,180
5,864,000	CenterPoint Energy Resources Corp., 3 Mo. LIBOR + 0.50% (a)	5.28%	03/02/23	5,865,628
5,000,000	Southern California Gas Co., 3 Mo. LIBOR + 0.35% (a)	5.10%	09/14/23	4,989,973
				27,835,781
	Health Care Products — 1.8%
15,000,000	Abbott Laboratories	3.40%	11/30/23	14,853,562
15,000,000	Baxter International, Inc.	0.87%	12/01/23	14,502,612
10,000,000	Baxter International, Inc., SOFR Compounded Index + 0.26% (a)	4.50%	12/01/23	9,941,264
9,177,000	Baxter International, Inc.	1.32%	11/29/24	8,618,231
10,000,000	Baxter International, Inc., SOFR Compounded Index + 0.44% (a)	4.65%	11/29/24	9,842,488
16,000,000	PerkinElmer, Inc.	0.55%	09/15/23	15,516,119
11,962,000	Stryker Corp.	0.60%	12/01/23	11,534,585
7,681,000	Thermo Fisher Scientific, Inc., SOFR Compounded Index + 0.35% (a)	4.67%	04/18/23	7,680,730
31,576,000	Thermo Fisher Scientific, Inc.	0.80%	10/18/23	30,684,670
10,000,000	Thermo Fisher Scientific, Inc., SOFR Compounded Index + 0.39% (a)	4.71%	10/18/23	9,982,627
13,170,000	Thermo Fisher Scientific, Inc.	1.22%	10/18/24	12,442,533

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Health Care Products (Continued)
$1,000,000	Thermo Fisher Scientific, Inc., SOFR Compounded Index + 0.53% (a)	4.85%	10/18/24	$997,769
				146,597,190
	Health Care Services — 1.1%
34,315,000	Aetna, Inc.	2.80%	06/15/23	34,039,855
15,134,000	Elevance Health, Inc.	0.45%	03/15/23	15,054,602
1,667,000	Elevance Health, Inc. (d)	4.90%	02/08/26	1,668,774
33,000,000	Humana, Inc.	0.65%	08/03/23	32,272,428
4,799,000	UnitedHealth Group, Inc.	3.50%	06/15/23	4,776,403
				87,812,062
	Insurance — 1.0%
15,035,000	Allstate (The) Corp.	3.15%	06/15/23	14,938,489
5,000,000	Athene Global Funding, SOFR Compounded Index + 0.70% (a) (b)	4.90%	05/24/24	4,958,210
3,000,000	Brighthouse Financial Global Funding, SOFR + 0.76% (a) (b)	5.08%	04/12/24	2,985,693
11,587,000	Marsh & McLennan Cos., Inc.	4.05%	10/15/23	11,481,508
15,503,000	Marsh & McLennan Cos., Inc.	3.88%	03/15/24	15,335,312
7,000,000	Metropolitan Life Global Funding I, SOFR + 0.30% (a) (b)	4.62%	09/27/24	6,971,655
5,000,000	New York Life Global Funding, SOFR Compounded Index + 0.43% (a) (b)	4.68%	06/06/24	5,004,666
13,054,000	Principal Life Global Funding II, SOFR + 0.45% (a) (b)	4.77%	04/12/24	13,002,518
5,000,000	Principal Life Global Funding II, SOFR + 0.38% (a) (b)	4.58%	08/23/24	4,946,517
				79,624,568
	Lodging — 0.1%
8,000,000	Hyatt Hotels Corp.	1.30%	10/01/23	7,787,461
	Machinery-Diversified — 0.4%
3,955,000	John Deere Capital Corp., Global Medium-Term Note, 3 Mo. LIBOR + 0.55% (a)	5.27%	06/07/23	3,958,536
9,500,000	John Deere Capital Corp., Medium-Term Note	0.40%	10/10/23	9,213,286
15,000,000	Rockwell Automation, Inc.	0.35%	08/15/23	14,646,006
				27,817,828
	Media — 0.2%
11,612,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3 Mo. LIBOR + 1.65% (a)	6.46%	02/01/24	11,699,794
1,295,000	Time Warner Cable Enterprises LLC	8.38%	03/15/23	1,300,377
				13,000,171
	Miscellaneous Manufacturing — 0.2%
7,346,000	Parker-Hannifin Corp.	3.65%	06/15/24	7,224,259
9,100,000	Teledyne Technologies, Inc.	0.65%	04/01/23	9,029,860
				16,254,119
	Oil & Gas — 0.1%
5,000,000	Chevron Corp.	1.14%	05/11/23	4,950,967
	Pharmaceuticals — 5.0%
34,847,000	AbbVie, Inc.	2.85%	05/14/23	34,641,451
15,000,000	AbbVie, Inc.	3.75%	11/14/23	14,875,440
14,662,000	AbbVie, Inc.	3.85%	06/15/24	14,485,693
9,816,000	AbbVie, Inc.	2.60%	11/21/24	9,463,194
29,271,000	AmerisourceBergen Corp.	0.74%	03/15/23	29,128,994

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Pharmaceuticals (Continued)
$14,575,000	AmerisourceBergen Corp.	3.40%	05/15/24	$14,293,762
19,780,000	Astrazeneca Finance LLC	0.70%	05/28/24	18,789,883
41,160,000	Bayer US Finance II LLC (b)	3.88%	12/15/23	40,645,702
15,126,000	Bristol-Myers Squibb Co.	3.25%	11/01/23	14,966,819
24,205,000	Cigna Corp.	3.00%	07/15/23	23,991,878
31,381,000	Cigna Corp.	3.75%	07/15/23	31,211,461
5,000,000	Cigna Corp.	3.50%	06/15/24	4,914,188
29,320,000	CVS Health Corp.	4.00%	12/05/23	29,105,192
6,000,000	CVS Health Corp.	3.38%	08/12/24	5,872,923
4,954,000	CVS Health Corp.	2.63%	08/15/24	4,799,978
40,964,000	Johnson & Johnson	3.38%	12/05/23	40,695,213
30,090,000	McKesson Corp.	3.80%	03/15/24	29,703,153
34,013,000	Zoetis, Inc.	3.25%	02/01/23	34,013,000
				395,597,924
	Pipelines — 1.7%
25,460,000	Energy Transfer, L.P.	3.60%	02/01/23	25,460,000
20,014,000	Energy Transfer, L.P.	5.88%	01/15/24	20,104,774
4,423,000	Energy Transfer, L.P. / Regency Energy Finance Corp.	4.50%	11/01/23	4,401,053
34,670,000	Enterprise Products Operating LLC	3.35%	03/15/23	34,609,892
5,218,000	Enterprise Products Operating LLC	3.90%	02/15/24	5,162,461
2,989,000	Kinder Morgan Energy Partners, L.P.	3.45%	02/15/23	2,987,301
20,320,000	Kinder Morgan, Inc. (b)	5.63%	11/15/23	20,364,466
10,958,000	Spectra Energy Partners, L.P.	4.75%	03/15/24	10,916,923
10,601,000	Williams Cos., (The), Inc.	4.50%	11/15/23	10,566,029
				134,572,899
	Real Estate Investment Trusts — 0.4%
17,074,000	Crown Castle, Inc.	3.15%	07/15/23	16,945,950
15,190,000	Public Storage, SOFR + 0.47% (a)	4.79%	04/23/24	15,149,119
				32,095,069
	Retail — 0.5%
3,000,000	AutoZone, Inc.	3.13%	07/15/23	2,974,064
11,880,000	Lowe’s Cos., Inc.	3.88%	09/15/23	11,799,556
22,327,000	O’reilly Automotive, Inc.	3.85%	06/15/23	22,267,415
				37,041,035
	Semiconductors — 0.7%
9,955,000	Marvell Technology, Inc.	4.20%	06/22/23	9,910,304
16,156,000	Microchip Technology, Inc.	4.33%	06/01/23	16,104,691
5,820,000	Microchip Technology, Inc.	0.98%	09/01/24	5,452,099
1,727,000	Qorvo, Inc. (b)	1.75%	12/15/24	1,617,871
25,108,000	Skyworks Solutions, Inc.	0.90%	06/01/23	24,722,087
				57,807,052
	Software — 2.9%
7,349,000	Cadence Design Systems, Inc.	4.38%	10/15/24	7,329,922
31,545,000	Fidelity National Information Services, Inc.	0.38%	03/01/23	31,444,756
32,712,000	Fiserv, Inc.	3.80%	10/01/23	32,452,623
7,000,000	Fiserv, Inc.	2.75%	07/01/24	6,785,013
19,467,000	Infor, Inc. (b)	1.45%	07/15/23	19,054,769
8,979,000	Microsoft Corp.	3.63%	12/15/23	8,900,595
33,959,000	Oracle Corp.	2.63%	02/15/23	33,928,154

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Software (Continued)
$825,000	Oracle Corp.	3.63%	07/15/23	$820,266
16,849,000	Oracle Corp.	2.40%	09/15/23	16,582,113
13,678,000	Oracle Corp.	3.40%	07/08/24	13,407,357
34,542,000	Roper Technologies, Inc.	3.65%	09/15/23	34,258,515
996,000	Roper Technologies, Inc.	2.35%	09/15/24	956,102
24,287,000	VMware, Inc.	0.60%	08/15/23	23,737,902
3,000,000	VMware, Inc.	1.00%	08/15/24	2,821,511
				232,479,598
	Telecommunications — 0.4%
9,936,000	AT&T, Inc., SOFR Compounded Index + 0.64% (a)	4.96%	03/25/24	9,936,545
10,000,000	AT&T, Inc., 3 Mo. LIBOR + 1.18% (a)	5.92%	06/12/24	10,108,264
11,421,000	Verizon Communications, Inc., SOFR Compounded Index + 0.50% (a)	4.82%	03/22/24	11,398,280
				31,443,089
	Transportation — 1.0%
15,000,000	CSX Corp.	3.40%	08/01/24	14,711,356
26,512,000	Norfolk Southern Corp.	2.90%	02/15/23	26,494,556
3,254,000	Union Pacific Corp.	2.75%	04/15/23	3,239,121
22,265,000	Union Pacific Corp.	3.50%	06/08/23	22,157,890
12,323,000	Union Pacific Corp.	3.65%	02/15/24	12,170,936
3,000,000	United Parcel Service, Inc.	2.50%	04/01/23	2,988,439
				81,762,298
	Water — 0.0%
3,138,000	American Water Capital Corp.	3.85%	03/01/24	3,097,876
	Total Corporate Bonds and Notes			2,726,577,272
	(Cost $2,738,289,871)

FOREIGN CORPORATE BONDS AND NOTES — 7.4%
	Banks — 3.8%
10,000,000	Bank of Montreal, Medium-Term Note, SOFR Compounded Index + 0.32% (a)	4.64%	07/09/24	9,963,286
16,043,000	Bank of Montreal, Medium-Term Note, Series E	3.30%	02/05/24	15,788,386
15,000,000	Bank of Montreal, Medium-Term Note, Series H	4.25%	09/14/24	14,861,966
25,000,000	Bank of Nova Scotia (The), SOFR Compounded Index + 0.45% (a)	4.77%	04/15/24	24,971,574
8,000,000	Bank of Nova Scotia (The), SOFR + 0.38% (a)	4.56%	07/31/24	7,971,216
5,000,000	Banque Federative du Credit Mutuel S.A., SOFR Compounded Index + 0.41% (a) (b)	4.49%	02/04/25	4,932,835
15,623,000	Barclays PLC (c)	4.34%	05/16/24	15,558,465
17,625,000	Canadian Imperial Bank of Commerce, SOFR + 0.80% (a)	5.12%	03/17/23	17,636,736
8,500,000	Canadian Imperial Bank of Commerce, SOFR + 0.34% (a)	4.66%	06/22/23	8,497,683
18,275,000	Cooperatieve Rabobank UA (b)	3.88%	09/26/23	18,153,777
5,000,000	Credit Suisse AG/New York NY	0.52%	08/09/23	4,838,043
10,000,000	Credit Suisse AG/New York NY, SOFR Compounded Index + 0.38% (a)	4.50%	08/09/23	9,869,950
5,000,000	Danske Bank A/S (b) (c)	0.98%	09/10/25	4,607,049
4,992,000	Deutsche Bank AG/New York NY	3.95%	02/27/23	4,986,692
10,000,000	Deutsche Bank AG/New York NY, Series E, SOFR + 0.50% (a)	4.61%	11/08/23	9,971,082

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
$6,200,000	Federation des Caisses Desjardins du Quebec, SOFR + 0.43% (a) (b)	4.62%	05/21/24	$6,175,945
6,000,000	ING Groep N.V., 3 Mo. LIBOR + 1.00% (a)	5.75%	10/02/23	6,019,670
11,282,000	Lloyds Banking Group PLC	4.05%	08/16/23	11,221,481
5,000,000	Macquarie Group Ltd., SOFR + 0.71% (a) (b)	5.03%	10/14/25	4,927,724
10,991,000	Mitsubishi UFJ Financial Group, Inc., 3 Mo. LIBOR + 0.74% (a)	5.52%	03/02/23	10,996,500
3,306,000	Mizuho Financial Group, Inc. (c)	0.85%	09/08/24	3,211,468
5,000,000	National Bank of Canada, SOFR + 0.49% (a)	4.58%	08/06/24	4,984,898
7,615,000	NatWest Group PLC (c)	2.36%	05/22/24	7,533,400
14,885,000	NatWest Markets PLC, SOFR + 0.53% (a) (b)	4.66%	08/12/24	14,763,142
8,000,000	Royal Bank of Canada, SOFR Compounded Index + 0.36% (a)	4.68%	07/29/24	7,974,445
18,454,000	Royal Bank of Canada, Global Medium-Term Note, SOFR Compounded Index + 0.30% (a)	4.62%	01/19/24	18,413,746
10,000,000	Sumitomo Mitsui Trust Bank Ltd., SOFR + 0.44% (a) (b)	4.75%	09/16/24	9,962,816
3,000,000	Toronto-Dominion Bank (The), Medium-Term Note	2.35%	03/08/24	2,923,839
10,000,000	Toronto-Dominion Bank (The), Medium-Term Note, SOFR + 0.91% (a)	5.18%	03/08/24	10,041,001
5,000,000	UBS AG/London, SOFR + 0.45% (a) (b)	4.57%	08/09/24	4,994,952
2,315,000	UBS Group AG (b) (c)	1.01%	07/30/24	2,266,776
				299,020,543
	Beverages — 0.5%
31,632,000	Heineken N.V. (b)	2.75%	04/01/23	31,500,384
11,000,000	JDE Peet’s N.V. (b)	0.80%	09/24/24	10,164,579
				41,664,963
	Biotechnology — 0.4%
30,000,000	Royalty Pharma PLC	0.75%	09/02/23	29,245,175
	Chemicals — 0.2%
18,939,000	Nutrien Ltd.	1.90%	05/13/23	18,772,368
	Insurance — 0.1%
10,553,000	Aon Global Ltd.	4.00%	11/27/23	10,505,550
	Pharmaceuticals — 1.2%
12,436,000	AstraZeneca PLC	0.30%	05/26/23	12,261,060
12,000,000	AstraZeneca PLC	3.50%	08/17/23	11,914,376
8,860,000	GlaxoSmithKline Capital PLC	0.53%	10/01/23	8,609,665
5,275,000	Sanofi	3.38%	06/19/23	5,240,700
30,393,000	Shire Acquisitions Investments Ireland DAC	2.88%	09/23/23	29,942,997
26,320,000	Takeda Pharmaceutical Co., Ltd.	4.40%	11/26/23	26,220,582
				94,189,380
	Pipelines — 0.8%
2,000,000	Enbridge, Inc., SOFR + 0.40% (a)	4.56%	02/17/23	1,999,935
17,142,000	Enbridge, Inc.	4.00%	10/01/23	17,023,671
5,442,000	Enbridge, Inc.	0.55%	10/04/23	5,280,639
3,000,000	Enbridge, Inc., SOFR Compounded Index + 0.63% (a)	4.79%	02/16/24	2,989,972
36,500,000	Transcanada Pipelines Ltd.	3.75%	10/16/23	36,176,678
				63,470,895
	Semiconductors — 0.2%
15,055,000	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.63%	01/15/24	14,845,412
	Transportation — 0.2%
8,916,000	Canadian Pacific Railway Co.	4.45%	03/15/23	8,915,316

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Transportation (Continued)
$5,000,000	Canadian Pacific Railway Co.	1.35%	12/02/24	$4,700,491
				13,615,807
	Total Foreign Corporate Bonds and Notes			585,330,093
	(Cost $588,796,695)

U.S. GOVERNMENT BONDS AND NOTES — 6.1%
60,000,000	U.S. Treasury Note	2.50%	03/31/23	59,793,635
10,000,000	U.S. Treasury Note	2.75%	04/30/23	9,951,274
60,000,000	U.S. Treasury Note	1.75%	05/15/23	59,487,557
85,000,000	U.S. Treasury Note	2.50%	08/15/23	83,966,268
25,000,000	U.S. Treasury Note	2.88%	10/31/23	24,651,283
86,000,000	U.S. Treasury Note	2.75%	11/15/23	84,672,923
165,000,000	U.S. Treasury Note	2.50%	01/31/24	161,417,774
	Total U.S. Government Bonds and Notes			483,940,714
	(Cost $485,963,830)

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 2.8%
	Collateralized Mortgage Obligations — 0.2%
	Federal Home Loan Mortgage Corporation
79,092	Series 2003-2723, Class KN	5.00%	12/15/23	78,837
190,253	Series 2004-2783, Class YB	5.00%	04/15/24	189,432
109,907	Series 2014-4387, Class DE	2.00%	01/15/32	109,014
4,858,367	Series 2017-4671, Class CA	3.50%	08/15/43	4,767,901
	Federal National Mortgage Association
250	Series 2009-14, Class EB	4.50%	03/25/24	249
43	Series 2009-52, Class AJ	4.00%	07/25/24	43
1	Series 2011-15, Class HT	5.50%	03/25/26	1
88,314	Series 2013-74, Class EL	3.00%	04/25/41	87,903
2,211,056	Series 2014-20, Class NA	3.00%	06/25/33	2,134,621
1,878,080	Series 2015-28, Class GC	2.50%	06/25/34	1,801,349
3,132,613	Series 2017-18, Class VB	3.00%	05/25/40	3,083,686
				12,253,036
	Commercial Mortgage-Backed Securities — 2.6%
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
22,703,490	Series 2013-K030, Class A2	3.25%	04/25/23	22,609,904
22,177,906	Series 2013-K031, Class A2	3.30%	04/25/23	22,057,688
40,507,477	Series 2013-K032, Class A2	3.31%	05/25/23	40,218,821
39,727,511	Series 2013-K034, Class A2	3.53%	07/25/23	39,408,416
27,275,976	Series 2013-K035, Class A2	3.46%	08/25/23	27,040,898
31,942,295	Series 2014-K036, Class A2	3.53%	10/25/23	31,599,053
12,978,869	Series 2014-K038, Class A2	3.39%	03/25/24	12,753,029
5,267,519	Series 2014-K041, Class A1	2.72%	08/25/24	5,227,613
4,009,609	Series 2015-K046, Class A1	2.70%	01/25/25	3,946,435

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates (Continued)
$3,673,993	Series 2017-KJ12, Class A2	3.04%	08/25/24	$3,632,523
				208,494,380
	Pass-through Securities — 0.0%
	Federal Home Loan Mortgage Corporation
1,493	Pool G15435	5.00%	11/01/24	1,520
1,550	Pool G15821	5.00%	07/01/25	1,578
4,125	Pool G15874	5.00%	06/01/26	4,201
	Federal National Mortgage Association
138	Pool 890403	6.00%	05/01/23	138
2,139	Pool 962078	4.50%	03/01/23	2,157
10	Pool AE0237	5.50%	11/01/23	10
3,889	Pool AE0812	5.00%	07/01/25	3,956
6,322	Pool AL5764	5.00%	09/01/25	6,431
382	Pool AL5812	5.50%	05/01/25	380
1,915	Pool AL6212	4.50%	01/01/27	1,936
6,863	Pool AL6798	5.00%	09/01/25	6,982
12	Pool AL8539	4.50%	01/01/27	12
63,764	Pool BM1299	5.00%	03/01/27	64,871
	Government National Mortgage Association
2,693	Pool 783524	5.00%	09/15/24	2,743
				96,915
	Total U.S. Government Agency Mortgage-Backed Securities			220,844,331
	(Cost $222,055,208)

ASSET-BACKED SECURITIES — 2.8%
	American Credit Acceptance Receivables Trust
102,395	Series 2021-4, Class A (b)	0.45%	09/15/25	102,229
2,159,053	Series 2022-1, Class A (b)	0.99%	12/15/25	2,145,991
	Avis Budget Rental Car Funding AESOP LLC
6,518,333	Series 2017-2A, Class A (b)	2.97%	03/20/24	6,504,603
	BMW Vehicle Owner Trust
12,277,495	Series 2022-A, Class A2A	2.52%	12/26/24	12,148,816
	Chase Auto Owner Trust
13,200,000	Series 2022-AA, Class A2 (b)	3.86%	10/27/25	13,104,887
	DT Auto Owner Trust
2,812,539	Series 2021-4A, Class A (b)	0.56%	09/15/25	2,776,528
4,954,827	Series 2022-1A, Class A (b)	1.58%	04/15/26	4,870,161
	Exeter Automobile Receivables Trust
3,102,834	Series 2020-3A, Class C	1.32%	07/15/25	3,072,784
	First Investors Auto Owner Trust
1,354,877	Series 2021-1A, Class A (b)	0.45%	03/16/26	1,341,784
	Flagship Credit Auto Trust
4,717,538	Series 2021-3, Class A (b)	0.36%	07/15/27	4,577,967
	Ford Credit Auto Owner Trust
5,043,156	Series 2022-B, Class A2A	3.44%	02/15/25	5,004,746

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

ASSET-BACKED SECURITIES (Continued)
	Foursight Capital Automobile Receivables Trust
$1,966,510	Series 2022-1, Class A2 (b)	1.15%	09/15/25	$1,936,282
	GLS Auto Receivables Issuer Trust
1,632,981	Series 2021-3A, Class A (b)	0.42%	01/15/25	1,626,331
2,921,899	Series 2021-4A, Class A (b)	0.84%	07/15/25	2,880,932
	GLS Auto Receivables Trust
2,479,527	Series 2022-1A, Class A (b)	1.98%	08/15/25	2,448,346
	GM Financial Automobile Leasing Trust
1,428,778	Series 2022-3, Class A2A	4.01%	10/21/24	1,418,564
	GM Financial Consumer Automobile Receivables Trust
9,753,641	Series 2022-2, Class A2	2.52%	05/16/25	9,644,265
	Honda Auto Receivables Owner Trust
14,100,000	Series 2022-2, Class A2	3.81%	03/18/25	13,974,978
	Hyundai Auto Receivables Trust
4,152,852	Series 2022-A, Class A2A	1.81%	02/18/25	4,101,755
	John Deere Owner Trust
20,000,000	Series 2022-C, Class A2	4.98%	08/15/25	19,993,810
	MVW Owner Trust
1,532,742	Series 2018-1A, Class A (b)	3.45%	01/21/36	1,493,261
	OSCAR US Funding Trust IX LLC
913,064	Series 2018-2A, Class A4 (b)	3.63%	09/10/25	910,656
	OSCAR US Funding Trust VIII LLC
112,027	Series 2018-1A, Class A4 (b)	3.50%	05/12/25	111,851
	OSCAR US Funding XIII LLC
5,303,470	Series 2021-2A, Class A2 (b)	0.39%	08/12/24	5,256,717
	OSCAR US Funding XIV LLC
7,038,025	Series 2022-1A, Class A2 (b)	1.60%	03/10/25	6,907,429
	Santander Retail Auto Lease Trust
214,191	Series 2021-B, Class A2 (b)	0.31%	01/22/24	213,668
	Sierra Timeshare Receivables Funding LLC
3,796,333	Series 2018-2A, Class A (b)	3.50%	06/20/35	3,727,533
	Toyota Auto Receivables Owner Trust
7,500,000	Series 2022-C, Class A2A	3.83%	08/15/25	7,434,504
	Verizon Master Trust
3,000,000	Series 2022-1, Class A (e)	1.04%	01/20/27	2,944,016
20,862,000	Series 2022-3, Class A, steps up to 3.76% on 11/20/23 (e)	3.01%	05/20/27	20,531,531
14,000,000	Series 2022-5, Class A1A, steps up to 4.47% on 01/20/24 (e)	3.72%	07/20/27	13,825,531
	Westlake Automobile Receivables Trust
2,955,629	Series 2021-2A, Class A2A (b)	0.32%	04/15/25	2,928,904
3,528,816	Series 2021-3A, Class A2 (b)	0.57%	09/16/24	3,507,432
6,000,000	Series 2022-1A, Class A3 (b)	2.42%	07/15/25	5,865,053
	World Omni Auto Receivables Trust
13,817,642	Series 2022-B, Class A2A	2.77%	10/15/25	13,648,443

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

ASSET-BACKED SECURITIES (Continued)
	World Omni Auto Receivables Trust (Continued)
$15,000,000	Series 2022-C, Class A2	3.73%	03/16/26	$14,840,557
	Total Asset-Backed Securities			217,822,845
	(Cost $220,406,328)

MORTGAGE-BACKED SECURITIES — 1.2%
	Collateralized Mortgage Obligations — 0.6%
	BRAVO Residential Funding Trust
6,297,764	Series 2021-NQM1, Class A1 (b)	0.94%	02/25/49	5,610,293
	CIM Trust
1,341,081	Series 2019-INV1, Class A2, 1 Mo. LIBOR + 1.00% (a) (b)	5.39%	02/25/49	1,296,115
677,243	Series 2019-INV2, Class A11, 1 Mo. LIBOR + 0.95% (a) (b)	5.34%	05/25/49	662,696
4,955,324	Series 2019-INV3, Class A11, 1 Mo. LIBOR + 1.00% (a) (b)	5.34%	08/25/49	4,718,301
	COLT Mortgage Loan Trust
3,346,328	Series 2020-2R, Class A1 (b)	1.33%	10/26/65	3,040,958
	Credit Suisse Mortgage Trust
4,679,004	Series 2019-AFC1, Class A1, Class A1, steps up to 3.57% on 08/26/23 (b) (e)	2.57%	07/25/49	4,413,073
5,106,618	Series 2020-NQM1, Class A1, steps up to 2.21% on 09/26/24 (b) (e)	1.21%	05/25/65	4,701,225
	GCAT Trust
2,753,439	Series 2020-NQM1, Class A1, steps up to 3.25% on 02/26/24 (b) (e)	2.25%	01/25/60	2,618,333
	JP Morgan Mortgage Trust
3,262,539	Series 2019-7, Class A11, 1 Mo. LIBOR + 0.90% (a) (b)	5.29%	02/25/50	3,123,294
202,051	Series 2019-8, Class A11, 1 Mo. LIBOR + 0.85% (a) (b)	5.24%	03/25/50	187,195
2,899,284	Series 2019-INV1, Class A11, 1 Mo. LIBOR + 0.95% (a) (b)	5.34%	10/25/49	2,818,188
232,033	Series 2019-LTV2, Class A11, 1 Mo. LIBOR + 0.90% (a) (b)	5.41%	12/25/49	231,765
271,103	Series 2019-LTV3, Class A11, 1 Mo. LIBOR + 0.85% (a) (b)	5.24%	03/25/50	269,958
3,785,728	Series 2020-2, Class A11, 1 Mo. LIBOR + 0.80% (a) (b)	5.19%	07/25/50	3,480,616
513,889	Series 2020-LTV1, Class A11, 1 Mo. LIBOR + 1.00% (a) (b)	5.39%	06/25/50	507,450
	OBX Trust
1,889,597	Series 2020-INV1, Class A11, 1 Mo. LIBOR + 0.90% (a) (b)	5.29%	12/25/49	1,745,454
	Residential Mortgage Loan Trust
342,053	Series 2019-3, Class A2 (b)	2.94%	09/25/59	336,000
	Starwood Mortgage Residential Trust
1,101,905	Series 2020-1, Class A1 (b)	2.28%	02/25/50	1,064,377
	Verus Securitization Trust
1,316,685	Series 2019-4, Class A2, steps up to 3.85% on 10/26/23 (b) (e)	2.85%	11/25/59	1,261,985
798,387	Series 2019-INV2, Class A2, steps up to 3.95% on 08/25/23 (b) (e)	3.12%	07/25/59	775,758
938,088	Series 2020-4, Class A2, steps up to 2.91% on 07/26/24 (b) (e)	1.91%	05/25/65	876,115
				43,739,149
	Commercial Mortgage-Backed Securities — 0.6%
	COMM Mortgage Trust
789,328	Series 2013-CR9, Class ASB	3.83%	07/10/45	787,802
13,473,249	Series 2013-LC13, Class A5	4.21%	08/10/46	13,342,610
	FREMF Mortgage Trust
15,364,000	Series 2013-K29, Class B (b) (f)	3.46%	05/25/46	15,257,592
3,495,000	Series 2013-K29, Class C (b) (f)	3.46%	05/25/46	3,465,369
	JPMBB Commercial Mortgage Securities Trust
10,195,813	Series 2013-C14, Class A4	4.13%	08/15/46	10,127,185

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	KNDL Mortgage Trust
$4,100,000	Series 2019-KNSQ, Class A, 1 Mo. LIBOR + 0.80% (a) (b)	5.26%	05/15/36	$4,073,432
	Wells Fargo Commercial Mortgage Trust
4,436,000	Series 2013-LC12, Class A3FL, 1 Mo. LIBOR + 1.05% (a) (b)	5.51%	07/15/46	4,432,584
				51,486,574
	Total Mortgage-Backed Securities			95,225,723
	(Cost $98,389,658)

CERTIFICATES OF DEPOSIT — 0.7%
	Banks — 0.7%
10,000,000	Bank of Montreal, SOFR + 0.52% (a)	4.82%	03/03/23	10,003,406
15,000,000	Bank of Montreal, SOFR + 0.65% (a)	4.95%	07/03/23	15,025,074
15,000,000	Royal Bank of Canada, SOFR + 0.50% (a)	4.80%	03/16/23	15,006,086
15,000,000	Toronto-Dominion Bank (The), SOFR + 0.49% (a)	4.79%	02/27/23	15,003,688
	Total Certificates of Deposit			55,038,254
	(Cost $55,000,000)

	Total Investments — 100.7%			7,979,888,239
	(Cost $8,004,010,596)
	Net Other Assets and Liabilities — (0.7)%			(53,252,173)
	Net Assets — 100.0%			$7,926,636,066

(a)	Floating or variable rate security.
(b)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2023, securities noted as such amounted to $483,981,115 or 6.1% of net assets.
(c)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at January 31, 2023. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(d)	When-issued security. The interest rate shown reflects the rate in effect at January 31, 2023. Interest will begin accruing on the security’s first settlement date.
(e)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(f)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.

LIBOR	-	London Interbank Offered Rate
SOFR	-	Secured Overnight Financing Rate

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Valuation Inputs

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.

•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)

•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

A summary of the inputs used to value the Fund’s investments as of January 31, 2023 is as follows:

	Total Value at 1/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Commercial Paper*	$3,595,109,007	$—	$3,595,109,007	$—
Corporate Bonds and Notes*	2,726,577,272	—	2,726,577,272	—
Foreign Corporate Bonds and Notes*	585,330,093	—	585,330,093	—
U.S. Government Bonds and Notes	483,940,714	—	483,940,714	—
U.S. Government Agency Mortgage-Backed Securities	220,844,331	—	220,844,331	—
Asset-Backed Securities	217,822,845	—	217,822,845	—
Mortgage-Backed Securities	95,225,723	—	95,225,723	—
Certificates of Deposit*	55,038,254	—	55,038,254	—
Total Investments	$7,979,888,239	$—	$7,979,888,239	$—

* See Portfolio of Investments for industry breakout.

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments
January 31, 2023 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 78.2%
	Collateralized Mortgage Obligations — 30.5%
	Federal Home Loan Mortgage Corporation
$263	Series 1993-1498, Class I, 1 Mo. LIBOR + 1.15% (a)	5.61%	04/15/23	$263
697	Series 1993-1552, Class I, 10 Yr. Constant Maturity Treasury Rate - 0.65% (a)	2.86%	08/15/23	695
6,713	Series 1993-1579, Class PM	6.70%	09/15/23	6,706
10,132	Series 1993-1630, Class PK	6.00%	11/15/23	10,132
168	Series 1993-1643, Class PK	6.50%	12/15/23	167
26,490	Series 1994-1710, Class G, 1 Mo. LIBOR + 1.50% (a)	5.96%	04/15/24	26,622
916	Series 1998-2089, Class PJ, IO	7.00%	10/15/28	74
3,472	Series 1998-2102, Class Z	6.00%	12/15/28	3,546
6,728	Series 2002-2405, Class BF	7.00%	03/25/24	6,714
150,747	Series 2002-2410, Class OG	6.38%	02/15/32	159,373
81,768	Series 2002-2427, Class GE	6.00%	03/15/32	85,430
116,740	Series 2002-2437, Class SA, IO, 1 Mo. LIBOR × -1 + 7.90% (b)	3.44%	01/15/29	6,006
156,137	Series 2003-2557, Class HL	5.30%	01/15/33	159,436
94,870	Series 2003-2564, Class AC	5.50%	02/15/33	96,606
236,132	Series 2003-2574, Class PE	5.50%	02/15/33	243,292
101,354	Series 2003-2577, Class LI, IO	5.50%	02/15/33	12,884
822,000	Series 2003-2581, Class LL	5.25%	03/15/33	845,621
1,331	Series 2003-2586, Class TG	5.50%	03/15/23	1,327
23,701	Series 2003-2597, Class AE	5.50%	04/15/33	23,818
1,113,000	Series 2003-2613, Class LL	5.00%	05/15/33	1,123,423
265,682	Series 2003-2626, Class ZW	5.00%	06/15/33	234,821
579,188	Series 2003-2626, Class ZX	5.00%	06/15/33	539,474
375,306	Series 2004-2771, Class NL	6.00%	03/15/34	387,197
274,225	Series 2004-2793, Class PE	5.00%	05/15/34	278,770
753,056	Series 2004-2801, Class SE, IO, 1 Mo. LIBOR × -1 + 7.05% (b)	2.59%	07/15/32	46,987
114,978	Series 2004-2835, Class QY, IO, 1 Mo. LIBOR × -1 + 7.90% (b)	3.44%	12/15/32	9,957
649,345	Series 2004-2891, Class ZA	6.50%	11/15/34	741,847
352,667	Series 2004-2907, Class DZ	4.00%	12/15/34	341,345
989,957	Series 2005-233, Class 12, IO, STRIPS	5.00%	09/15/35	132,671
708,142	Series 2005-234, Class IO, IO, STRIPS	4.50%	10/01/35	96,710
785,000	Series 2005-2973, Class GE	5.50%	05/15/35	823,663
104,427	Series 2005-3031, Class BI, IO, 1 Mo. LIBOR × -1 + 6.69% (b)	2.23%	08/15/35	9,801
2,149,642	Series 2005-3054, Class ZW	6.00%	10/15/35	2,188,854
23,086	Series 2005-3074, Class ZH	5.50%	11/15/35	24,701
218,988	Series 2006-238, Class 8, IO, STRIPS	5.00%	04/15/36	35,301
184,026	Series 2006-243, Class 11, IO, STRIPS (c)	7.00%	08/15/36	29,800
71,027	Series 2006-3117, Class ZU	6.00%	02/15/36	81,602
21,514	Series 2006-3150, Class DZ	5.50%	05/15/36	22,228
2,898,530	Series 2006-3196, Class ZK	6.50%	04/15/32	3,196,906
28,224	Series 2007-3274, Class B	6.00%	02/15/37	28,656
178,988	Series 2007-3322, Class NF, 1 Mo. LIBOR × 2,566.67 - 16,683.33%, 0.00% Floor (a)	0.00%	05/15/37	159,211
33,539	Series 2007-3340, Class PF, 1 Mo. LIBOR + 0.30% (a)	4.76%	07/15/37	33,026
68,291	Series 2007-3360, Class CB	5.50%	08/15/37	69,616
65,669	Series 2007-3380, Class FS, 1 Mo. LIBOR + 0.35% (a)	4.81%	11/15/36	63,329
153,742	Series 2008-3406, Class B	6.00%	01/15/38	155,883
96,779	Series 2008-3413, Class B	5.50%	04/15/37	97,433
170,767	Series 2008-3420, Class AZ	5.50%	02/15/38	174,280
154,622	Series 2008-3448, Class SA, IO, 1 Mo. LIBOR × -1 + 6.05% (b)	1.59%	05/15/38	865

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$26,858	Series 2009-3523, Class SD, 1 Mo. LIBOR × -2.75 + 19.66% (b)	7.40%	06/15/36	$25,771
1,282,954	Series 2009-3542, Class ZP	5.00%	06/15/39	1,302,614
177,000	Series 2009-3550, Class LL	4.50%	07/15/39	179,744
781,257	Series 2009-3563, Class ZP	5.00%	08/15/39	805,440
1,290,037	Series 2009-3572, Class JS, IO, 1 Mo. LIBOR × -1 + 6.80% (b)	2.34%	09/15/39	76,539
34,861	Series 2009-3585, Class QZ	5.00%	08/15/39	31,975
110,745	Series 2009-3587, Class FX, 1 Mo. LIBOR + 0.00% (a)	4.46%	12/15/37	101,751
394,066	Series 2009-3593, Class F, 1 Mo. LIBOR + 0.50% (a)	3.79%	03/15/36	387,878
1,110,282	Series 2009-3605, Class NC	5.50%	06/15/37	1,132,476
500,000	Series 2010-3622, Class PB	5.00%	01/15/40	510,558
107,000	Series 2010-3645, Class WD	4.50%	02/15/40	108,626
507,491	Series 2010-3667, Class PL	5.00%	05/15/40	498,996
54,050	Series 2010-3699, Class FD, 1 Mo. LIBOR + 0.60% (a)	5.06%	07/15/40	53,884
382,178	Series 2010-3704, Class ED	4.00%	12/15/36	377,046
400,000	Series 2010-3714, Class PB	4.75%	08/15/40	413,489
288,552	Series 2010-3735, Class IK, IO	3.50%	10/15/25	8,311
63,217	Series 2010-3735, Class JI, IO	4.50%	10/15/30	6,031
195,665	Series 2010-3740, Class SC, IO, 1 Mo. LIBOR × -1 + 6.00% (b)	1.54%	10/15/40	21,282
154,863	Series 2010-3770, Class GZ	4.50%	10/15/40	145,556
9,027	Series 2011-3795, Class ED	3.00%	10/15/39	8,967
600,000	Series 2011-3796, Class PB	5.00%	01/15/41	607,762
180,945	Series 2011-3819, Class ZQ	6.00%	04/15/36	190,936
300,000	Series 2011-3820, Class NC	4.50%	03/15/41	303,057
103,547	Series 2011-3842, Class BS, 1 Mo. LIBOR × -5 + 22.75% (b)	0.91%	04/15/41	99,811
1,387,000	Series 2011-3895, Class PW	4.50%	07/15/41	1,406,814
1,899,603	Series 2011-3925, Class ZD	4.50%	09/15/41	1,889,637
8,608,443	Series 2011-3954, Class GS, IO, 1 Mo. LIBOR × -1 + 6.00% (b)	1.54%	11/15/41	922,084
320,937	Series 2012-267, Class S5, IO, STRIPS, 1 Mo. LIBOR × -1 + 6.00% (b)	1.54%	08/15/42	26,006
6,622,200	Series 2012-276, Class S5, IO, STRIPS, 1 Mo. LIBOR × -1 + 6.00% (b)	1.54%	09/15/42	655,020
385,722	Series 2012-3999, Class WA (c)	5.55%	08/15/40	394,049
1,878,000	Series 2012-4000, Class PY	4.50%	02/15/42	1,735,141
32,297	Series 2012-4012, Class GC	3.50%	06/15/40	31,615
23,726	Series 2012-4015, Class KB	1.75%	05/15/41	21,727
255,501	Series 2012-4021, Class IP, IO	3.00%	03/15/27	10,128
1,163,845	Series 2012-4026, Class GZ	4.50%	04/15/42	1,143,782
427,026	Series 2012-4030, Class IL, IO	3.50%	04/15/27	17,554
822,879	Series 2012-4054, Class AI, IO	3.00%	04/15/27	29,209
679,211	Series 2012-4090, Class YZ	4.50%	08/15/42	637,067
24,732	Series 2012-4097, Class ES, IO, 1 Mo. LIBOR × -1 + 6.10% (b)	1.64%	08/15/42	2,809
2,463,553	Series 2012-4097, Class SA, IO, 1 Mo. LIBOR × -1 + 6.05% (b)	1.59%	08/15/42	285,502
2,447,000	Series 2012-4098, Class PE	4.00%	08/15/42	2,218,687
232,950	Series 2012-4103, Class HI, IO	3.00%	09/15/27	10,548
29,571	Series 2012-4116, Class AS, IO, 1 Mo. LIBOR × -1 + 6.15% (b)	1.69%	10/15/42	3,563
868,508	Series 2012-4121, Class HI, IO	3.50%	10/15/27	40,554
1,172,170	Series 2012-4132, Class AI, IO	4.00%	10/15/42	192,736

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$287,825	Series 2012-4136, Class TU, IO, 1 Mo. LIBOR × -22.50 + 139.50%, 4.50% Cap (b)	4.50%	08/15/42	$47,810
296,176	Series 2012-4145, Class YI, IO	3.00%	12/15/27	13,680
260,741	Series 2013-303, Class C2, IO, STRIPS	3.50%	01/15/28	13,055
218,356	Series 2013-299, Class S1, IO, STRIPS, 1 Mo. LIBOR × -1 + 6.00% (b)	1.54%	01/15/43	25,792
5,159,167	Series 2013-303, Class C12, IO, STRIPS	4.00%	12/15/32	518,047
3,034,231	Series 2013-304, Class C19, IO, STRIPS	5.00%	06/15/42	695,973
184,669	Series 2013-304, Class C37, IO, STRIPS	3.50%	12/15/27	7,530
795,446	Series 2013-304, Class C40, IO, STRIPS	3.50%	09/15/26	28,915
829,997	Series 2013-4151, Class DI, IO	3.50%	11/15/31	29,593
2,357,842	Series 2013-4154, Class IB, IO	3.50%	01/15/28	113,958
7,577,377	Series 2013-4170, Class CO, PO	(d)	11/15/32	6,350,654
905,000	Series 2013-4176, Class HE	4.00%	03/15/43	861,600
732,650	Series 2013-4177, Class GL	3.00%	03/15/33	684,171
2,970,012	Series 2013-4193, Class AI, IO	3.00%	04/15/28	154,527
826,035	Series 2013-4193, Class PB	4.00%	04/15/43	776,155
14,019,174	Series 2013-4199, Class BZ	3.50%	05/15/43	12,953,009
1,205,693	Series 2013-4203, Class US, 1 Mo. LIBOR × -1.50 + 6.00% (b)	0.00%	05/15/33	865,352
500,000	Series 2013-4211, Class PB	3.00%	05/15/43	439,707
14,058,279	Series 2013-4218, Class ZK	2.50%	02/15/43	11,326,031
5,388,000	Series 2013-4224, Class ME	4.00%	07/15/43	5,184,804
11,838	Series 2013-4226, Class NS, 1 Mo. LIBOR × -3 + 10.50% (b)	0.00%	01/15/43	8,531
1,450,000	Series 2013-4247, Class AY	4.50%	09/15/43	1,468,807
213,690	Series 2013-4265, Class IB, IO	4.50%	12/15/24	4,895
9,353	Series 2014-4300, Class IM, IO (e)	3.00%	03/15/37	40
698,693	Series 2014-4314, Class CI, IO	6.00%	03/15/44	150,104
2,579,934	Series 2014-4316, Class XZ	4.50%	03/15/44	2,552,511
8,899,673	Series 2014-4329, Class VZ	4.00%	04/15/44	8,609,359
3,655,830	Series 2014-4347, Class YT	3.50%	06/15/44	3,488,707
2,539,676	Series 2014-4387, Class IE, IO	2.50%	11/15/28	103,746
12,959,001	Series 2015-4499, Class CZ	3.50%	08/15/45	11,715,344
606,932	Series 2015-4503, Class MI, IO	5.00%	08/15/45	104,623
473,734	Series 2015-4512, Class W (c) (f)	5.38%	05/15/38	480,290
76,983	Series 2015-4520, Class AI, IO	3.50%	10/15/35	8,086
154,253	Series 2015-4522, Class JZ	2.00%	01/15/45	150,975
282,236	Series 2016-4546, Class PZ	4.00%	12/15/45	240,760
477,755	Series 2016-4546, Class ZT	4.00%	01/15/46	406,622
5,823,149	Series 2016-4559, Class LI, IO	2.50%	03/15/31	374,457
146,650	Series 2016-4568, Class MZ	4.00%	04/15/46	120,482
10,666,085	Series 2016-4570, Class ST, IO, 1 Mo. LIBOR × -1 + 6.00% (b)	1.54%	04/15/46	1,224,910
3,963,120	Series 2016-4572, Class LI, IO	4.00%	08/15/45	613,606
19,701,401	Series 2016-4585, Class DS, IO, 1 Mo. LIBOR × -1 + 6.00% (b)	1.54%	05/15/46	2,203,612
7,187,614	Series 2016-4587, Class ZH	4.00%	03/15/44	6,842,891
1,199,759	Series 2016-4591, Class GI, IO	4.00%	12/15/44	170,736
771,702	Series 2016-4600, Class WT	3.50%	07/15/36	720,978
136,619	Series 2016-4605, Class KS, 1 Mo. LIBOR × -1.57 + 4.71% (b)	0.00%	08/15/43	92,714
204,846	Series 2016-4609, Class YI, IO	4.00%	04/15/54	10,648
822,646	Series 2016-4615, Class GT, 1 Mo. LIBOR × -4 + 16.00%, 4.00% Cap (b)	0.00%	10/15/42	578,263
1,886,918	Series 2016-4641, Class DI, IO	5.00%	05/15/41	243,036

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$11,289,000	Series 2017-4650, Class VC	3.50%	07/15/37	$10,996,556
10,302,425	Series 2017-4660, Class PO, PO	(d)	01/15/33	7,174,612
18,285,252	Series 2017-4680, Class GZ	3.50%	03/15/47	16,672,627
600,000	Series 2017-4681, Class JY	2.50%	05/15/47	503,148
2,845,108	Series 2018-4774, Class SL, IO, 1 Mo. LIBOR × -1 + 6.20% (b)	1.74%	04/15/48	347,485
2,420,246	Series 2018-4790, Class IO, IO	4.50%	05/15/48	414,206
4,487,211	Series 2018-4826, Class ME	3.50%	09/15/48	4,248,335
2,702,888	Series 2018-4833, Class PY	4.00%	10/15/48	2,614,935
3,296,362	Series 2019-4872, Class BZ	4.00%	04/15/49	2,983,223
6,443,013	Series 2019-4910, Class SA, IO, 1 Mo. LIBOR × -1 + 6.05% (b)	1.59%	06/15/49	1,084,371
8,524,339	Series 2019-4938, Class BS, IO, 1 Mo. LIBOR × -1 + 6.00% (b)	1.49%	12/25/49	1,018,125
17,111,404	Series 2019-4941, Class YZ	3.00%	12/25/49	15,780,253
9,175,610	Series 2019-4943, Class NS, IO, 1 Mo. LIBOR × -1 + 6.00% (b)	1.49%	01/25/50	1,849,640
2,515,155	Series 2020-4974, Class IA, IO	3.50%	12/25/49	668,499
7,711,119	Series 2020-5013, Class HI, IO	5.00%	03/25/40	1,145,803
14,578,351	Series 2020-5034, Class IO, IO (c)	0.00%	10/15/45	634,448
8,815,818	Series 2021-5178, Class HL	2.00%	01/25/52	6,156,153
17,921,883	Series 2022-5200, Class TZ	2.50%	11/25/49	12,022,051
11,687,494	Series 2022-5208, Class HZ	3.50%	03/25/52	10,192,520
13,699,672	Series 2022-5208, Class Z	3.00%	04/25/52	11,133,040
9,750,000	Series 2022-5210, Class LB	3.00%	08/25/50	7,718,492
12,171,666	Series 2022-5220, Class KZ	4.00%	02/25/51	11,248,979
6,967,681	Series 2022-5221, Class VE	3.50%	07/25/33	6,705,178
33,673,000	Series 2022-5221, Class YC	4.00%	05/25/52	31,833,814
5,000,312	Series 2022-5222, Class BZ	3.50%	05/25/37	4,675,132
8,010,170	Series 2022-5222, Class DP	3.25%	05/25/52	7,605,552
18,800,952	Series 2022-5223, Class GZ	3.00%	08/25/51	13,841,639
13,144,866	Series 2022-5224, Class DZ	4.00%	04/25/52	12,433,582
10,674,332	Series 2022-5225, Class HZ	4.00%	08/25/51	9,669,947
14,212,545	Series 2022-5225, Class NZ	4.00%	05/25/52	12,885,786
8,292,868	Series 2022-5228, Class DZ	4.50%	06/25/52	8,073,017
9,012,248	Series 2022-5232, Class GO, PO	(d)	08/25/51	5,496,696
8,578,541	Series 2022-5255, Class KZ	4.00%	09/25/52	7,910,350
7,871,994	Series 2022-5270, Class AL	3.00%	11/25/48	6,339,877
	Federal National Mortgage Association
291	Series 1993-39, Class Z	7.50%	04/25/23	290
15	Series 1993-46, Class FH, 7 Yr. Constant Maturity Treasury Rate - 0.20% (a)	3.56%	04/25/23	15
10,737	Series 1993-169, Class L	6.50%	09/25/23	10,729
3,598	Series 1993-171, Class SB, 10 Yr. Constant Maturity Treasury Rate × -2.17 + 21.99% (b)	14.04%	09/25/23	3,607
347	Series 1993-214, Class 2, IO, STRIPS (e)	7.50%	03/25/23	1
19,005	Series 1993-222, Class 2, IO, STRIPS	7.00%	06/25/23	197
2,698	Series 1993-230, Class FA, 1 Mo. LIBOR + 0.60% (a)	4.99%	12/25/23	2,699
21,519	Series 1994-61, Class FG, 1 Mo. LIBOR + 1.50% (a)	5.89%	04/25/24	21,604
17,221	Series 1996-51, Class AY, IO	7.00%	12/18/26	1,216
9,959	Series 1998-37, Class VZ	6.00%	06/17/28	9,960
25,314	Series 2001-34, Class SR, IO, 1 Mo. LIBOR × -1 + 8.10% (b)	3.65%	08/18/31	874

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$1,623	Series 2001-42, Class SB, 1 Mo. LIBOR × -16 + 128.00%, 8.50% Cap (b)	8.50%	09/25/31	$1,609
67,088	Series 2001-46, Class F, 1 Mo. LIBOR + 0.40% (a)	4.85%	09/18/31	67,018
5,868	Series 2002-22, Class G	6.50%	04/25/32	6,201
54,066	Series 2002-30, Class Z	6.00%	05/25/32	56,413
74,495	Series 2002-80, Class CZ	4.50%	09/25/32	72,960
67,293	Series 2002-320, Class 2, IO, STRIPS	7.00%	04/25/32	13,402
59,160	Series 2002-323, Class 6, IO, STRIPS	6.00%	01/25/32	8,329
163,062	Series 2002-324, Class 2, IO, STRIPS	6.50%	07/25/32	22,776
13,740	Series 2003-14, Class AT	4.00%	03/25/33	13,423
39,697	Series 2003-21, Class OA	4.00%	03/25/33	38,978
69,170	Series 2003-32, Class UI, IO	6.00%	05/25/33	11,794
303,800	Series 2003-45, Class JB	5.50%	06/25/33	312,692
12,015	Series 2003-63, Class F1, 1 Mo. LIBOR + 0.30% (a)	4.81%	11/25/27	11,964
355,000	Series 2003-71, Class NH	4.29%	08/25/33	352,423
140,694	Series 2003-109, Class YB	6.00%	11/25/33	145,257
187,867	Series 2003-343, Class 2, IO, STRIPS	4.50%	10/25/33	23,520
184,322	Series 2003-345, Class 14, IO, STRIPS	6.00%	03/25/34	28,846
38,802	Series 2003-348, Class 17, IO, STRIPS	7.50%	12/25/33	5,758
55,178	Series 2003-348, Class 18, IO, STRIPS (c)	7.50%	12/25/33	9,007
170,986	Series 2004-10, Class ZB	6.00%	02/25/34	177,181
525,001	Series 2004-18, Class EZ	6.00%	04/25/34	552,813
206,947	Series 2004-25, Class LC	5.50%	04/25/34	214,381
225,727	Series 2004-25, Class UC	5.50%	04/25/34	233,306
44,767	Series 2004-28, Class ZH	5.50%	05/25/34	46,200
610,039	Series 2004-60, Class AC	5.50%	04/25/34	609,901
1,415,831	Series 2005-2, Class S, IO, 1 Mo. LIBOR × -1 + 6.60% (b)	2.09%	02/25/35	104,755
269,946	Series 2005-2, Class TB, IO, 1 Mo. LIBOR × -1 + 5.90%, 0.40% Cap (b)	0.40%	07/25/33	2,343
60,866	Series 2005-29, Class ZT	5.00%	04/25/35	60,791
65,043	Series 2005-40, Class SA, IO, 1 Mo. LIBOR × -1 + 6.70% (b)	2.19%	05/25/35	4,948
314,317	Series 2005-52, Class TZ	6.50%	06/25/35	360,424
1,133,743	Series 2005-57, Class KZ	6.00%	07/25/35	1,206,868
8,124	Series 2005-67, Class SC, 1 Mo. LIBOR × -2.15 + 14.41% (b)	4.72%	08/25/35	7,892
34,536	Series 2005-79, Class NS, IO, 1 Mo. LIBOR × -1 + 6.09% (b)	1.58%	09/25/35	2,407
3,511,997	Series 2005-86, Class WZ	5.50%	10/25/35	3,570,608
12,175	Series 2005-87, Class SC, 1 Mo. LIBOR × -1.67 + 13.83% (b)	6.32%	10/25/35	12,796
58,965	Series 2005-95, Class WZ	6.00%	11/25/35	67,273
18,817	Series 2005-102, Class DS, 1 Mo. LIBOR × -2.75 + 19.80% (b)	7.41%	11/25/35	17,073
95,691	Series 2005-359, Class 6, IO, STRIPS	5.00%	11/25/35	14,342
295,322	Series 2005-359, Class 12, IO, STRIPS	5.50%	10/25/35	55,744
83,043	Series 2005-362, Class 13, IO, STRIPS	6.00%	08/25/35	14,604
40,183	Series 2006-5, Class 2A2 (a)	3.53%	02/25/35	39,607
18,142,253	Series 2006-5, Class N2, IO (f)	0.00%	02/25/35	11,339
41,446	Series 2006-15, Class IS, IO, 1 Mo. LIBOR × -1 + 6.58% (b)	2.07%	03/25/36	4,433
724,641	Series 2006-20, Class PI, IO, 1 Mo. LIBOR × -1 + 6.68% (b)	2.17%	11/25/30	16,901
27,250	Series 2006-31, Class PZ	6.00%	05/25/36	30,737
36,520	Series 2006-42, Class CF, 1 Mo. LIBOR + 0.45% (a)	4.96%	06/25/36	36,278
1,134,415	Series 2006-42, Class EI, IO, 1 Mo. LIBOR × -1 + 6.55% (b)	2.04%	06/25/36	114,495
300,994	Series 2006-59, Class SL, IO, 1 Mo. LIBOR × -1 + 6.57% (b)	2.06%	07/25/36	29,617
410,618	Series 2006-80, Class PH	6.00%	08/25/36	434,555
38,610	Series 2006-85, Class MZ	6.50%	09/25/36	40,957

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$1,426,611	Series 2006-110, Class PI, IO	5.50%	11/25/36	$282,809
172,880	Series 2006-117, Class GF, 1 Mo. LIBOR + 0.35% (a)	4.86%	12/25/36	170,479
1,514,456	Series 2006-118, Class A1, 1 Mo. LIBOR + 0.06% (a)	4.44%	12/25/36	1,506,130
313,274	Series 2007-7, Class KA	5.75%	08/25/36	328,034
20,058	Series 2007-25, Class FB, 1 Mo. LIBOR + 0.33% (a)	4.84%	04/25/37	19,651
531,058	Series 2007-28, Class ZA	6.00%	04/25/37	545,447
875,666	Series 2007-57, Class ZG	4.75%	06/25/37	878,039
569,338	Series 2007-60, Class ZS	4.75%	07/25/37	583,568
505,051	Series 2007-68, Class AE	6.50%	07/25/37	538,022
284,610	Series 2007-116, Class PB	5.50%	08/25/35	294,091
65,890	Series 2007-117, Class MD	5.50%	07/25/37	64,946
2,705,639	Series 2007-W10, Class 3A (f)	2.73%	06/25/47	2,701,291
124,035	Series 2008-3, Class FZ, 1 Mo. LIBOR + 0.55% (a)	5.06%	02/25/38	116,774
21,137	Series 2008-8, Class ZA	5.00%	02/25/38	21,146
7,694	Series 2008-17, Class IP, IO	6.50%	02/25/38	579
610,197	Series 2008-389, Class 4, IO, STRIPS	6.00%	03/25/38	106,279
838	Series 2009-10, Class AB	5.00%	03/25/24	834
576,247	Series 2009-11, Class PI, IO	5.50%	03/25/36	94,578
255	Series 2009-14, Class BS, IO, 1 Mo. LIBOR × -1 + 6.25% (b) (e)	1.74%	03/25/24	1
1,419,344	Series 2009-37, Class NZ	5.71%	02/25/37	1,487,868
4,400,000	Series 2009-50, Class GX	5.00%	07/25/39	4,549,347
2,621,161	Series 2009-85, Class J	4.50%	10/25/39	2,632,241
175,982	Series 2009-91, Class HL	5.00%	11/25/39	179,829
97,000	Series 2009-92, Class DB	5.00%	11/25/39	100,709
837,843	Series 2009-103, Class PZ	6.00%	12/25/39	946,160
168,813	Series 2009-106, Class SN, IO, 1 Mo. LIBOR × -1 + 6.25% (b)	1.74%	01/25/40	12,983
281,546	Series 2009-109, Class PZ	4.50%	01/25/40	272,920
49,798	Series 2009-115, Class HZ	5.00%	01/25/40	51,283
65,974	Series 2009-398, Class C13, IO, STRIPS	4.00%	06/25/24	1,032
202,612	Series 2010-3, Class DZ	4.50%	02/25/40	196,189
130,470	Series 2010-21, Class KO, PO	(d)	03/25/40	111,427
500,000	Series 2010-35, Class EP	5.50%	04/25/40	523,082
294,144	Series 2010-38, Class KC	4.50%	04/25/40	294,860
298,980	Series 2010-45, Class WB	5.00%	05/25/40	299,097
351,435	Series 2010-68, Class BI, IO	5.50%	07/25/50	63,559
31,757	Series 2010-75, Class MT (f)	1.54%	12/25/39	30,171
28,247	Series 2010-110, Class KI, IO	5.50%	10/25/25	268
81,040	Series 2010-115, Class PO, PO	(d)	04/25/40	69,703
220,944	Series 2010-129, Class SM, IO, 1 Mo. LIBOR × -1 + 6.00% (b)	1.49%	11/25/40	6,031
2,821,000	Series 2010-142, Class DL	4.00%	12/25/40	2,752,490
154,405	Series 2011-9, Class AZ	5.00%	05/25/40	151,890
1,507,000	Series 2011-10, Class AY	6.00%	02/25/41	1,678,402
95,851	Series 2011-30, Class LS, IO (c)	0.00%	04/25/41	4,706
135,358	Series 2011-30, Class ZB	5.00%	04/25/41	137,761
308,765	Series 2011-52, Class GB	5.00%	06/25/41	315,381
930,500	Series 2011-73, Class PI, IO	4.50%	05/25/41	46,104
190,602	Series 2011-74, Class TQ, IO, 1 Mo. LIBOR × -6.43 + 55.93%, 4.50% Cap (b)	4.50%	12/25/33	22,503
1,144,349	Series 2011-87, Class YI, IO	5.00%	09/25/41	206,452
1,560,836	Series 2011-101, Class EI, IO	3.50%	10/25/26	45,826
750,000	Series 2011-105, Class MB	4.00%	10/25/41	697,177

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$1,816,606	Series 2011-111, Class PZ	4.50%	11/25/41	$1,827,687
4,039,378	Series 2011-123, Class JS, IO, 1 Mo. LIBOR × -1 + 6.65% (b)	2.14%	03/25/41	209,098
1,185,581	Series 2012-28, Class PT	4.00%	03/25/42	1,135,288
776,952	Series 2012-39, Class PB	4.25%	04/25/42	774,358
354,852	Series 2012-52, Class BZ	4.00%	05/25/42	313,482
511,547	Series 2012-65, Class IO, IO	5.50%	07/25/40	85,576
105,571	Series 2012-66, Class DI, IO	3.50%	06/25/27	4,729
2,366,498	Series 2012-101, Class AI, IO	3.00%	06/25/27	67,024
2,597,480	Series 2012-103, Class HI, IO	3.00%	09/25/27	102,599
217,493	Series 2012-111, Class B	7.00%	10/25/42	233,052
138,417	Series 2012-118, Class IB, IO	3.50%	11/25/42	21,984
7,122,135	Series 2012-122, Class SD, IO, 1 Mo. LIBOR × -1 + 6.10% (b)	1.59%	11/25/42	766,065
435,138	Series 2012-133, Class KO, PO	(d)	12/25/42	220,873
496,314	Series 2012-138, Class MA	1.00%	12/25/42	422,263
1,116,761	Series 2012-146, Class QA	1.00%	01/25/43	952,670
278,962	Series 2012-409, Class 49, IO, STRIPS (c)	3.50%	11/25/41	42,517
308,784	Series 2012-409, Class 53, IO, STRIPS (c)	3.50%	04/25/42	46,978
690,000	Series 2013-10, Class HQ	2.50%	02/25/43	507,185
322,657	Series 2013-13, Class IK, IO	2.50%	03/25/28	14,257
6,296,107	Series 2013-19, Class ZD	3.50%	03/25/43	5,718,376
51,147	Series 2013-23, Class ZB	3.00%	03/25/43	38,997
750,000	Series 2013-41, Class DB	3.00%	05/25/43	628,490
1,084,020	Series 2013-43, Class IX, IO	4.00%	05/25/43	220,717
344,923	Series 2013-51, Class PI, IO	3.00%	11/25/32	31,382
338,830	Series 2013-52, Class MD	1.25%	06/25/43	287,499
5,442,815	Series 2013-54, Class LI, IO	7.00%	11/25/34	923,357
535,562	Series 2013-55, Class AI, IO	3.00%	06/25/33	55,472
3,216,680	Series 2013-67, Class IL, IO	6.50%	07/25/43	547,139
133,261	Series 2013-70, Class JZ	3.00%	07/25/43	120,334
88,022	Series 2013-75, Class FC, 1 Mo. LIBOR + 0.25% (a)	4.76%	07/25/42	87,441
11,829,070	Series 2013-75, Class ZG	3.25%	07/25/43	10,037,771
379,979	Series 2013-105, Class BN	4.00%	05/25/43	353,750
180,943	Series 2013-105, Class KO, PO	(d)	10/25/43	160,446
195,852	Series 2013-106, Class KN	3.00%	10/25/43	162,072
19,427,240	Series 2013-115, Class Z	3.00%	11/25/33	18,330,834
46,709,596	Series 2013-119, Class VZ	3.00%	10/25/33	44,077,800
37,190,480	Series 2013-119, Class ZB	3.00%	12/25/33	34,882,461
1,003,000	Series 2013-130, Class QY	4.50%	06/25/41	1,002,058
1,658,560	Series 2013-417, Class C21, IO, STRIPS	4.00%	12/25/42	253,969
3,814,163	Series 2013-418, Class C1, IO, STRIPS	3.50%	08/25/43	547,030
53,701	Series 2014-29, Class GI, IO	3.00%	05/25/29	2,562
1,674,117	Series 2014-44, Class NI, IO	4.50%	08/25/29	46,418
12,754	Series 2014-46, Class KA (c)	86.31%	08/25/44	92,003
90,395	Series 2014-68, Class GI, IO	4.50%	10/25/43	7,882
608,049	Series 2014-82, Class GZ	4.00%	12/25/44	533,656
505,935	Series 2014-84, Class LI, IO	3.50%	12/25/26	15,528
875,000	Series 2015-16, Class MY	3.50%	04/25/45	783,785
8,657	Series 2015-38, Class GI, IO	3.00%	09/25/43	42
9,189,399	Series 2015-40, Class AI, IO	6.00%	05/25/37	1,678,797
335,546	Series 2015-76, Class BI, IO	4.00%	10/25/39	12,582
41,351	Series 2015-93, Class KI, IO	3.00%	09/25/44	1,849
151,793	Series 2015-97, Class AI, IO (e)	4.00%	09/25/41	427

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$4,878,138	Series 2016-2, Class EZ	2.50%	02/25/46	$4,377,615
8,774,460	Series 2016-37, Class PY	3.00%	06/25/46	7,355,519
16,712,674	Series 2016-40, Class MS, IO, 1 Mo. LIBOR × -1 + 6.00% (b)	1.49%	07/25/46	2,365,487
11,510,000	Series 2016-50, Class GY	3.00%	08/25/46	9,433,911
6,933,131	Series 2016-62, Class SB, IO, 1 Mo. LIBOR × -1 + 6.10% (b)	1.59%	09/25/46	490,789
838,191	Series 2016-71, Class NI, IO	3.50%	04/25/46	96,547
2,910,951	Series 2016-73, Class PI, IO	3.00%	08/25/46	509,548
365,219	Series 2016-74, Class HI, IO	3.50%	10/25/46	60,910
288,225	Series 2016-84, Class DF, 1 Mo. LIBOR + 0.42% (a)	3.55%	11/25/46	283,123
7,683,642	Series 2017-18, Class AS, IO, 1 Mo. LIBOR × -1 + 6.05% (b)	1.54%	03/25/47	1,116,908
597,364	Series 2017-46, Class BY	3.00%	06/25/47	478,004
12,354,610	Series 2017-50, Class BZ	3.00%	07/25/47	10,545,657
5,447,535	Series 2017-65, Class SA, IO, 1 Mo. LIBOR × -1 + 5.90%, 5.00% Cap (b)	1.39%	09/25/47	573,964
4,096,653	Series 2017-84, Class ZK	3.50%	10/25/57	3,601,303
3,275,749	Series 2017-87, Class GI, IO	4.00%	06/25/44	508,650
2,185,804	Series 2017-87, Class ZA	4.00%	11/25/57	1,935,368
2,620,939	Series 2018-17, Class Z	3.50%	03/25/48	2,219,718
4,618,795	Series 2018-86, Class DL	3.50%	12/25/48	4,423,376
2,694,487	Series 2018-92, Class DB	3.50%	01/25/49	2,575,275
6,224,387	Series 2018-94, Class AZ	4.00%	01/25/49	6,007,399
7,567,607	Series 2019-8, Class DY	3.50%	03/25/49	7,229,252
8,382,554	Series 2019-17, Class GZ	4.00%	11/25/56	7,728,326
10,149,963	Series 2019-26, Class GA	3.50%	06/25/49	9,764,175
4,168,094	Series 2019-27, Class HA	3.00%	06/25/49	3,905,096
6,708,371	Series 2019-29, Class HT	3.00%	06/25/49	6,155,417
6,005,702	Series 2019-34, Class JA	3.00%	07/25/49	5,494,030
13,686,065	Series 2019-34, Class LA	3.00%	07/25/49	12,692,832
3,746,066	Series 2019-37, Class A	3.00%	07/25/49	3,428,919
13,198,239	Series 2019-41, Class SN, IO, 1 Mo. LIBOR × -1 + 6.05% (b)	1.54%	08/25/49	1,444,479
10,002,328	Series 2019-57, Class JA	2.50%	10/25/49	9,025,271
4,074,784	Series 2019-59, Class PT	2.50%	10/25/49	3,658,826
9,615,264	Series 2019-66, Class C	3.00%	11/25/49	8,979,269
37,578,952	Series 2019-68, Class KP	2.50%	11/25/49	32,368,698
21,924,143	Series 2019-70, Class WA, PO	(d)	11/25/42	18,334,716
12,882,362	Series 2020-9, Class SJ, IO, 1 Mo. LIBOR × -1 + 6.00% (b)	1.49%	02/25/50	2,094,417
11,969,763	Series 2020-20, Class KI, IO	4.00%	03/25/50	3,976,677
14,338,184	Series 2020-93, Class NI, IO	3.00%	01/25/51	1,469,090
10,252,831	Series 2022-15, Class ZH	3.00%	04/25/52	7,427,169
8,365,520	Series 2022-18, Class Z	3.50%	04/25/52	6,936,143
16,821,760	Series 2022-23, Class EZ	3.00%	03/25/52	12,199,081
26,543,567	Series 2022-29, Class JZ	1.50%	06/25/42	18,955,895
	Federal National Mortgage Association Grantor Trust
1,870,171	Series 2005-T1, Class A1, 1 Mo. LIBOR + 0.40% (a)	4.91%	05/25/35	1,824,045
	Government National Mortgage Association
18,483	Series 2001-60, Class PZ	6.00%	12/20/31	18,432
199,590	Series 2002-72, Class ZB	6.00%	10/20/32	197,969
152,263	Series 2003-4, Class MZ	5.50%	01/20/33	151,900
270,135	Series 2003-18, Class PG	5.50%	03/20/33	269,224
1,552,341	Series 2003-35, Class TZ	5.75%	04/16/33	1,548,375
131,198	Series 2003-62, Class MZ	5.50%	07/20/33	134,629
166,904	Series 2003-84, Class Z	5.50%	10/20/33	169,357

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association (Continued)
$93,937	Series 2004-37, Class B	6.00%	04/17/34	$96,886
533,119	Series 2004-49, Class MZ	6.00%	06/20/34	549,477
37,682	Series 2004-68, Class ZC	6.00%	08/20/34	38,808
44,705	Series 2004-71, Class ST, 1 Mo. LIBOR × -6.25 + 44.50%, 7.00% Cap (b)	7.00%	09/20/34	45,266
79,984	Series 2004-83, Class AK, 1 Mo. LIBOR × -3 + 16.49% (b)	3.12%	10/16/34	70,940
311,559	Series 2004-88, Class SM, IO, 1 Mo. LIBOR × -1 + 6.10% (b)	1.64%	10/16/34	11,775
33,225	Series 2004-92, Class AK, 1 Mo. LIBOR × -3 + 16.50% (b)	3.12%	11/16/34	30,337
1,260,294	Series 2004-92, Class BZ	5.50%	11/16/34	1,290,731
246,524	Series 2004-105, Class JZ	5.00%	12/20/34	244,115
211,544	Series 2004-105, Class KA	5.00%	12/16/34	209,968
245,501	Series 2005-3, Class JZ	5.00%	01/16/35	233,680
245,501	Series 2005-3, Class KZ	5.00%	01/16/35	240,012
16,333	Series 2005-7, Class AJ, 1 Mo. LIBOR × -4 + 22.00% (b)	4.16%	02/16/35	15,447
103,233	Series 2005-7, Class MA, 1 Mo. LIBOR × -2.81 + 18.95% (b)	6.43%	12/17/34	98,268
119,577	Series 2005-33, Class AY	5.50%	04/16/35	121,729
105,100	Series 2005-41, Class PA	4.00%	05/20/35	103,875
241,960	Series 2005-44, Class IO, IO	5.50%	07/20/35	19,190
2,087,852	Series 2005-78, Class ZA	5.00%	10/16/35	2,111,009
183,903	Series 2005-93, Class PO, PO	(d)	06/20/35	165,548
362,840	Series 2006-17, Class TW	6.00%	04/20/36	372,939
500,000	Series 2006-38, Class OH	6.50%	08/20/36	510,635
197,155	Series 2006-61, Class ZA	5.00%	11/20/36	195,678
467,561	Series 2007-16, Class OZ	6.00%	04/20/37	488,190
117,568	Series 2007-27, Class SD, IO, 1 Mo. LIBOR × -1 + 6.20% (b)	1.71%	05/20/37	4,167
94,842	Series 2007-41, Class OL, PO	(d)	07/20/37	85,019
168,884	Series 2007-42, Class SB, IO, 1 Mo. LIBOR × -1 + 6.75% (b)	2.26%	07/20/37	9,791
515,076	Series 2007-71, Class ZD	6.00%	11/20/37	521,997
153,609	Series 2007-81, Class FZ, 1 Mo. LIBOR + 0.35% (a)	4.84%	12/20/37	153,126
78,048	Series 2008-33, Class XS, IO, 1 Mo. LIBOR × -1 + 7.70% (b)	3.24%	04/16/38	4,948
472,532	Series 2008-47, Class ML	5.25%	06/16/38	481,542
137,629	Series 2008-54, Class PE	5.00%	06/20/38	139,745
373,739	Series 2008-71, Class JI, IO	6.00%	04/20/38	25,037
651	Series 2009-10, Class PA	4.50%	12/20/38	649
102,373	Series 2009-14, Class KI, IO	6.50%	03/20/39	12,837
33,591	Series 2009-14, Class KS, IO, 1 Mo. LIBOR × -1 + 6.30% (b)	1.81%	03/20/39	1,020
78,297	Series 2009-25, Class SE, IO, 1 Mo. LIBOR × -1 + 7.60% (b)	3.11%	09/20/38	3,849
2,692,721	Series 2009-29, Class PC	7.00%	05/20/39	2,892,482
423,742	Series 2009-32, Class SZ	5.50%	05/16/39	441,360
261,177	Series 2009-42, Class BI, IO	6.00%	06/20/39	28,994
3,732,446	Series 2009-57, Class VB	5.00%	06/16/39	3,767,659
288,718	Series 2009-61, Class PZ	7.50%	08/20/39	328,339
8,418,599	Series 2009-61, Class WQ, IO, 1 Mo. LIBOR × -1 + 6.25% (b)	1.79%	11/16/35	655,567
1,001,561	Series 2009-69, Class ZB	6.00%	08/20/39	1,002,373
644,901	Series 2009-72, Class SM, IO, 1 Mo. LIBOR × -1 + 6.25% (b)	1.79%	08/16/39	42,265
455,000	Series 2009-75, Class JN	5.50%	09/16/39	472,749
636,028	Series 2009-78, Class KZ	5.50%	09/16/39	676,140
97,458	Series 2009-79, Class OK, PO	(d)	11/16/37	83,209
149,653	Series 2009-81, Class TZ	5.50%	09/20/39	156,887
569,647	Series 2009-87, Class EI, IO	5.50%	08/20/39	51,882
69,000	Series 2009-94, Class AL	5.00%	10/20/39	70,383
302,761	Series 2009-106, Class DZ	5.50%	11/20/39	319,023

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association (Continued)
$3,595,668	Series 2009-106, Class SL, IO, 1 Mo. LIBOR × -1 + 6.10% (b)	1.61%	04/20/36	$161,181
51,490	Series 2009-106, Class WZ	5.50%	11/16/39	54,327
732,000	Series 2009-126, Class LB	5.00%	12/20/39	752,613
21,128	Series 2010-4, Class WA	3.00%	01/16/40	20,379
910,319	Series 2010-14, Class BV, IO, 1 Mo. LIBOR × -1 + 6.25% (b)	1.79%	02/16/40	36,783
50,927	Series 2010-42, Class CO, PO	(d)	06/16/39	50,020
954,670	Series 2010-59, Class ZD	6.50%	05/20/40	1,090,037
1,101,496	Series 2010-85, Class SL, IO, 1 Mo. LIBOR × -1 + 6.60% (b)	2.11%	07/20/37	35,672
89,000	Series 2010-116, Class BM	4.50%	09/16/40	90,858
1,406,100	Series 2010-116, Class JB	5.00%	06/16/40	1,437,212
569,655	Series 2010-157, Class OP, PO	(d)	12/20/40	481,735
34,250	Series 2010-166, Class DI, IO	4.50%	02/20/39	439
158,326	Series 2011-4, Class PZ	5.00%	01/20/41	162,621
771,202	Series 2011-35, Class BP	4.50%	03/16/41	779,929
183,899	Series 2011-48, Class LI, IO	5.50%	01/16/41	22,436
5,568,619	Series 2011-61, Class WS, IO, 1 Mo. LIBOR × -1 + 6.47% (b)	1.98%	02/20/38	222,876
41,422	Series 2011-63, Class BI, IO	6.00%	02/20/38	2,608
559,039	Series 2011-71, Class ZC	5.50%	07/16/34	568,768
1,366,033	Series 2011-81, Class IC, IO, 1 Mo. LIBOR × -1 + 6.72%, 0.62% Cap (b)	0.62%	07/20/35	15,797
236,776	Series 2011-112, Class IP, IO	0.50%	08/16/26	3
239,265	Series 2011-129, Class CL	5.00%	03/20/41	240,653
3,348	Series 2011-136, Class GB	2.50%	05/20/40	3,325
215,429	Series 2011-146, Class EI, IO	5.00%	11/16/41	36,886
35,597	Series 2011-151, Class TB, IO, 1 Mo. LIBOR × -70 + 465.50%, 3.50% Cap (b)	3.50%	04/20/41	2,823
78,957	Series 2012-10, Class LI, IO (e)	3.50%	07/20/40	240
1,931,964	Series 2012-18, Class IA, IO, 1 Mo. LIBOR × -1 + 6.68%, 0.58% Cap (b)	0.58%	07/20/39	14,011
972,459	Series 2012-48, Class MI, IO	5.00%	04/16/42	165,851
7,289,372	Series 2012-84, Class QS, IO, 1 Mo. LIBOR × -1 + 6.10% (b)	1.64%	07/16/42	410,054
6,711,842	Series 2012-84, Class SJ, 1 Mo. LIBOR × -0.57 + 2.51% (b)	0.00%	07/16/42	4,303,050
251,623	Series 2012-108, Class KB	2.75%	09/16/42	208,146
3,171,069	Series 2012-143, Class TI, IO	3.00%	12/16/27	136,803
1,603,215	Series 2012-149, Class PC (c)	6.32%	12/20/42	1,693,271
12,798,050	Series 2013-4, Class IC, IO	4.00%	09/20/42	2,175,841
73,758	Series 2013-5, Class IA, IO	3.50%	10/16/42	9,606
502,347	Series 2013-10, Class DI, IO	3.50%	09/20/42	38,959
2,223,000	Series 2013-20, Class QM	2.63%	02/16/43	1,904,078
1,417,172	Series 2013-22, Class IO, IO	3.00%	02/20/43	164,161
3,321,401	Series 2013-23, Class IP, IO	3.50%	08/20/42	421,320
1,431,303	Series 2013-53, Class OI, IO	3.50%	04/20/43	147,046
1,537,417	Series 2013-69, Class AI, IO	3.50%	05/20/43	237,886
167,422	Series 2013-69, Class PI, IO	5.00%	05/20/43	16,783
953,680	Series 2013-70, Class PM	2.50%	05/20/43	789,490
1,956,913	Series 2013-91, Class PB	3.50%	09/20/42	1,921,778
772,890	Series 2013-130, Class WS, IO, 1 Mo. LIBOR × -1 + 6.10% (b)	1.61%	09/20/43	94,350
2,691,115	Series 2013-170, Class IG, IO	5.50%	11/16/43	214,135
688,000	Series 2013-183, Class PB	4.50%	12/20/43	702,219
1,940,368	Series 2014-6, Class IJ, IO	4.50%	06/16/43	122,451
1,974,994	Series 2014-44, Class IC, IO	3.00%	04/20/28	92,275
5,487,721	Series 2014-44, Class ID, IO (c) (f)	0.33%	03/16/44	51,291

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association (Continued)
$19,539	Series 2014-91, Class JI, IO	4.50%	01/20/40	$1,159
598,769	Series 2014-94, Class Z	4.50%	01/20/44	593,599
2,528,903	Series 2014-99, Class HI, IO	4.50%	06/20/44	373,988
2,025,552	Series 2014-115, Class QI, IO	3.00%	03/20/29	51,728
2,646,230	Series 2014-116, Class SB, IO, 1 Mo. LIBOR × -1 + 5.60% (b)	1.11%	08/20/44	275,266
1,360,904	Series 2014-118, Class TV, IO, 1 Mo. LIBOR × -1 + 6.25% (b)	1.90%	05/20/44	115,909
8,859,106	Series 2015-40, Class IO, IO	4.00%	03/20/45	1,454,662
4,738,638	Series 2015-66, Class LI, IO	5.00%	05/16/45	444,193
30,219	Series 2015-95, Class IK, IO (c)	1.67%	05/16/37	588
10,186,946	Series 2015-99, Class EI, IO	5.50%	07/16/45	1,669,134
3,779,175	Series 2015-124, Class DI, IO	3.50%	01/20/38	101,830
411,971	Series 2015-137, Class WA (c) (f)	5.55%	01/20/38	432,333
328,646	Series 2015-138, Class MI, IO	4.50%	08/20/44	34,773
71,496	Series 2015-151, Class KW (c)	5.09%	04/20/34	71,237
19,712,234	Series 2015-164, Class MZ	3.00%	09/20/45	16,194,677
3,647,358	Series 2015-168, Class GI, IO	5.50%	02/16/33	199,781
196,845	Series 2016-16, Class KZ	3.00%	02/16/46	163,361
6,572,438	Series 2016-37, Class AF, 1 Mo. LIBOR + 0.47% (a)	2.65%	11/20/43	6,358,140
74,747	Series 2016-55, Class PB (c)	5.39%	03/20/31	75,027
867,757	Series 2016-69, Class WI, IO	4.50%	05/20/46	210,890
2,616,282	Series 2016-75, Class SA, IO, 1 Mo. LIBOR × -1 + 6.00% (b)	1.51%	05/20/40	182,226
460,184	Series 2016-78, Class UI, IO	4.00%	06/20/46	50,017
2,394,771	Series 2016-89, Class HI, IO	3.50%	07/20/46	405,086
289,985	Series 2016-99, Class JA (c)	5.52%	11/20/45	301,811
1,039,907	Series 2016-109, Class ZM	3.50%	08/20/36	940,760
6,149,350	Series 2016-111, Class PI, IO	3.50%	06/20/45	577,041
651,078	Series 2016-118, Class GI, IO	4.50%	02/16/40	90,679
7,356,609	Series 2016-120, Class AS, IO, 1 Mo. LIBOR × -1 + 6.10% (b)	1.61%	09/20/46	912,806
464,000	Series 2016-141, Class PC	5.00%	10/20/46	487,374
331,634	Series 2016-145, Class LZ	3.00%	10/20/46	262,419
7,527,121	Series 2016-156, Class ZM	3.50%	11/20/46	7,061,309
303,000	Series 2016-160, Class LE	2.50%	11/20/46	227,354
192,358	Series 2016-167, Class KI, IO	6.00%	12/16/46	26,545
2,086,615	Series 2017-12, Class SD, IO, 1 Mo. LIBOR × -1 + 6.10% (b)	1.61%	01/20/47	252,966
971,008	Series 2017-17, Class KZ	4.50%	02/20/47	976,998
3,830,416	Series 2017-32, Class DI, IO	5.50%	05/20/35	599,405
2,309,002	Series 2017-32, Class IB, IO	5.00%	02/16/47	215,729
6,182,951	Series 2017-33, Class PZ	3.00%	02/20/47	5,451,642
4,245,333	Series 2017-56, Class BI, IO	6.00%	04/16/47	657,071
2,765,006	Series 2017-113, Class IE, IO	5.50%	07/20/47	383,901
3,596,649	Series 2017-123, Class IO, IO	5.00%	08/16/47	783,002
4,703,020	Series 2017-130, Class LS, IO, 1 Mo. LIBOR × -1 + 6.20% (b)	1.74%	08/16/47	382,529
4,363,993	Series 2017-133, Class JI, IO	7.00%	06/20/41	571,052
4,471,582	Series 2017-177, Class DI, IO	4.50%	11/16/47	799,255
13,292,309	Series 2017-179, Class IN, IO	5.00%	07/20/44	2,978,120
3,382,679	Series 2017-186, Class TI, IO, 1 Mo. LIBOR × -1 + 6.50%, 0.50% Cap (b)	0.50%	05/20/40	41,602
920,862	Series 2018-44, Class Z	2.50%	09/20/47	722,188
4,915,481	Series 2018-79, Class IO, IO	5.00%	06/20/48	624,332
5,836,085	Series 2018-131, Class IA, IO	5.00%	04/20/44	609,093
10,000,000	Series 2018-134, Class KB	3.50%	10/20/48	9,578,397
7,384,648	Series 2018-155, Class KD	4.00%	11/20/48	7,260,987

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association (Continued)
$5,520,847	Series 2018-160, Class GY	4.50%	11/20/48	$5,391,362
5,453,812	Series 2018-78I, Class EZ	3.00%	04/20/48	5,065,288
3,078,335	Series 2019-6, Class EI, IO	5.00%	09/20/39	405,829
6,339,822	Series 2019-15, Class MZ	4.50%	02/20/49	6,244,563
12,365,805	Series 2019-18, Class TP	3.50%	02/20/49	11,980,478
1,028,368	Series 2019-27, Class DI, IO	5.50%	01/20/40	159,147
9,513,840	Series 2019-128, Class EF, 1 Mo. LIBOR + 0.57% (a)	4.00%	10/20/49	8,927,281
17,255,611	Series 2020-31, Class IO, IO	6.50%	03/20/50	2,040,236
12,530,231	Series 2020-62, Class IA, IO	5.50%	05/20/50	2,336,977
3,000,000	Series 2020-62, Class IC, IO	2.50%	01/20/50	690,311
14,014,801	Series 2020-62, Class WI, IO	2.50%	08/20/49	3,047,031
7,097,422	Series 2020-84, Class IM, IO	2.50%	05/20/50	1,688,887
19,759,118	Series 2020-84, Class IO, IO	2.50%	04/20/50	4,888,094
18,123,199	Series 2021-8, Class DI, IO	3.50%	01/20/51	1,789,001
47,614,219	Series 2021-27, Class IO, IO	2.50%	02/20/51	6,149,462
6,950,679	Series 2021-46, Class IL, IO	3.00%	03/20/51	890,319
24,454,490	Series 2021-91, Class IB, IO	3.00%	05/20/51	3,078,571
93,460,922	Series 2021-97, Class NI, IO	2.50%	08/20/49	8,604,564
35,088,394	Series 2021-188, Class PA	2.00%	10/20/51	30,018,335
5,663,049	Series 2022-60, Class CZ	3.00%	03/20/52	4,013,147
32,603,713	Series 2022-63, Class AZ	3.00%	08/20/51	27,704,474
16,738,989	Series 2022-63, Class BZ	3.50%	11/20/46	14,759,061
19,527,453	Series 2022-63, Class HZ	2.50%	11/20/51	14,716,271
11,175,548	Series 2022-63, Class MZ	3.00%	05/20/51	9,167,942
15,671,847	Series 2022-65, Class BZ	3.50%	04/20/52	13,230,854
7,167,869	Series 2022-68, Class DZ	3.50%	04/20/52	5,993,872
12,493,215	Series 2022-68, Class MZ	3.50%	04/20/52	10,499,896
23,739,174	Series 2022-68, Class XA	3.50%	02/20/49	22,974,234
12,896,652	Series 2022-68, Class Z	3.50%	04/20/52	11,046,664
17,339,767	Series 2022-68, Class ZC	3.50%	04/20/52	14,592,339
12,991,946	Series 2022-69, Class QL	3.00%	04/20/52	11,393,839
17,188,911	Series 2022-76, Class PG	4.00%	04/20/52	16,948,515
10,917,513	Series 2022-78, Class AM	3.50%	04/20/52	9,332,192
14,132,496	Series 2022-90, Class KZ	3.00%	04/20/51	11,691,226
8,725,777	Series 2022-90, Class ZG	1.50%	02/20/52	4,717,740
22,341,349	Series 2022-124, Class EY	4.00%	07/20/52	20,672,546
9,812,190	Series 2022-154, Class EZ	3.50%	09/20/52	8,451,283
10,173,000	Series 2022-204, Class YC	4.00%	07/20/52	9,700,940
	Seasoned Credit Risk Transfer Trust
6,153,180	Series 2018-1, Class HA	3.00%	05/25/57	5,793,958
9,377,526	Series 2018-2, Class MA	3.50%	11/25/57	9,021,848
7,186,002	Series 2018-3, Class MA	3.50%	08/25/57	6,908,869
29,775,276	Series 2018-4, Class MA	3.50%	03/25/58	28,733,758
21,282,899	Series 2019-1, Class MA	3.50%	07/25/58	20,440,258
9,628,478	Series 2019-2, Class MA	3.50%	08/25/58	9,260,515
5,460,049	Series 2019-3, Class MA	3.50%	10/25/58	5,244,187
26,660,242	Series 2020-2, Class MAU	2.50%	11/25/59	24,649,436
15,000,000	Series 2022-1, Class MBU	3.25%	11/25/61	12,082,303
	Seasoned Loans Structured Transaction Trust
18,543,795	Series 2018-2, Class A1	3.50%	11/25/28	17,917,131
3,913,174	Series 2019-3, Class A1C	2.75%	11/25/29	3,672,609
10,000,000	Series 2022-1, Class A2	3.50%	05/25/32	9,193,381

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Vendee Mortgage Trust
$1,520,891	Series 2003-2, Class Z	5.00%	05/15/33	$1,539,333
5,433,222	Series 2010-1, Class DZ	4.25%	04/15/40	5,260,614
8,905,793	Series 2011-1, Class DZ	3.75%	09/15/46	8,288,748
18,079,451	Series 2011-2, Class DZ	3.75%	10/15/41	17,050,832
				1,426,467,779
	Commercial Mortgage-Backed Securities — 17.7%
	Federal Home Loan Mortgage Corporation Multiclass Certificates
79,276,000	Series 2020-RR02, Class DX, IO (c)	1.82%	09/27/28	6,648,648
50,000,000	Series 2020-RR06, Class BX, IO (c)	1.84%	05/27/33	6,034,767
37,600,000	Series 2020-RR09, Class AX, IO (c)	2.63%	11/27/28	4,508,240
47,500,000	Series 2020-RR09, Class BX, IO (c)	2.20%	02/27/29	5,092,000
96,907,000	Series 2020-RR10, Class X, IO (c)	2.01%	12/27/27	7,124,913
112,919,000	Series 2020-RR11, Class AX, IO (c)	2.84%	01/27/29	14,073,253
44,200,500	Series 2020-RR11, Class BX, IO (c)	2.44%	12/27/28	3,942,791
38,310,466	Series 2021-P009, Class X, IO (f)	1.44%	01/25/31	2,028,712
4,220,392	Series 2021-P011, Class X1, IO (f)	1.79%	09/25/45	539,304
112,345,000	Series 2021-RR15, Class X, IO (f)	1.56%	10/27/34	13,257,474
100,924,000	Series 2021-RR18, Class X, IO (f) (g) (h)	1.90%	10/27/28	8,689,556
55,000,000	Series 2021-RR20, Class X, IO (f)	1.85%	04/25/33	7,838,199
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
60,835,057	Series 2013-K030, Class X1, IO (f)	0.14%	04/25/23	8,055
72,278,380	Series 2014-K036, Class X1, IO (f)	0.68%	10/25/23	249,418
34,782,280	Series 2015-K045, Class A2	3.02%	01/25/25	33,792,783
17,373,000	Series 2016-K052, Class A2	3.15%	11/25/25	16,865,029
2,004,243	Series 2016-K054, Class A1	2.30%	01/25/25	1,948,525
29,868,000	Series 2016-K152, Class A2	3.08%	01/25/31	27,913,713
285,085,645	Series 2016-KIR1, Class X, IO (f)	1.04%	03/25/26	7,804,277
12,034,590	Series 2017-K728, Class A2	3.06%	08/25/24	11,745,952
45,155,000	Series 2018-K156, Class A3	3.70%	06/25/33	43,155,202
30,175,200	Series 2018-K157, Class A2	3.99%	05/25/33	29,980,310
1,900,000	Series 2018-K157, Class A3	3.99%	08/25/33	1,846,318
8,000,000	Series 2018-K158, Class A3	3.90%	10/25/33	7,816,240
8,101,000	Series 2018-K159, Class A3	3.95%	11/25/33	7,883,106
1,090,000	Series 2019-1512, Class A2	2.99%	05/25/31	1,000,876
3,000,000	Series 2019-1513, Class A2	2.73%	12/25/31	2,697,147
74,022,497	Series 2019-K097, Class X1, IO (f)	1.09%	07/25/29	4,220,215
57,601,252	Series 2019-K099, Class X1, IO (f)	0.88%	09/25/29	2,698,636
57,790,000	Series 2019-K099, Class XAM, IO (f)	1.14%	09/25/29	3,688,489
125,564,934	Series 2019-K100, Class X1, IO (f)	0.65%	09/25/29	4,448,226
69,476,008	Series 2019-K101, Class X1, IO (c)	0.84%	10/25/29	3,125,767
64,993,000	Series 2019-K102, Class XAM, IO (c)	1.09%	10/25/29	3,983,778
59,029,000	Series 2019-K103, Class XAM, IO (f)	0.90%	11/25/29	3,083,650
28,583,943	Series 2019-K1510, Class X1, IO (f)	0.48%	01/25/34	1,075,822
15,826,042	Series 2019-K1511, Class X1, IO (f)	0.78%	03/25/34	911,561
158,081,994	Series 2019-K1512, Class X1, IO (f)	0.91%	04/25/34	10,598,671
56,903,609	Series 2019-K1513, Class X1, IO (f)	0.86%	08/25/34	3,652,449
102,571,644	Series 2019-K734, Class X1, IO (f)	0.65%	02/25/26	1,584,660
68,018,000	Series 2019-K734, Class XAM, IO (f)	0.42%	02/25/26	872,902

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates (Continued)
$41,996,406	Series 2019-K735, Class X1, IO (f)	0.96%	05/25/26	$1,066,621
54,276,931	Series 2019-K736, Class X1, IO (f)	1.29%	07/25/26	1,969,031
7,100,000	Series 2020-K108, Class A2	1.52%	03/25/30	6,023,711
8,471,000	Series 2020-K109, Class A2	1.56%	04/25/30	7,182,602
35,424,000	Series 2020-K109, Class XAM, IO (f)	1.80%	04/25/30	3,786,857
108,544,099	Series 2020-K110, Class X1, IO (f)	1.70%	04/25/30	10,023,559
23,860,000	Series 2020-K110, Class XAM, IO (f)	1.87%	04/25/30	2,579,593
29,090,000	Series 2020-K112, Class XAM, IO (f)	1.67%	05/25/30	2,889,894
82,019,000	Series 2020-K113, Class XAM, IO (f)	1.59%	06/25/30	7,818,732
53,100,000	Series 2020-K114, Class XAM, IO (f)	1.34%	06/25/30	4,328,993
120,784,201	Series 2020-K115, Class X1, IO (f)	1.33%	06/25/30	9,311,278
55,537,412	Series 2020-K115, Class XAM, IO (f)	1.55%	07/25/30	5,261,109
13,000,000	Series 2020-K116, Class A2	1.38%	07/25/30	10,810,951
16,426,753	Series 2020-K116, Class X1, IO (f)	1.43%	07/25/30	1,330,125
55,500,000	Series 2020-K116, Class XAM, IO (f)	1.60%	08/25/30	5,471,440
8,000,000	Series 2020-K117, Class A2	1.41%	08/25/30	6,650,023
63,500,000	Series 2020-K117, Class XAM, IO (f)	1.43%	09/25/30	5,684,069
10,000,000	Series 2020-K118, Class A2	1.49%	09/25/30	8,355,554
77,430,983	Series 2020-K118, Class X1, IO (f)	0.96%	09/25/30	4,384,336
37,051,661	Series 2020-K118, Class XAM, IO (f)	1.17%	09/25/30	2,702,763
14,000,000	Series 2020-K119, Class A2	1.57%	09/25/30	11,756,388
51,000,000	Series 2020-K119, Class XAM, IO (f)	1.13%	10/25/30	3,657,271
7,000,000	Series 2020-K120, Class A2	1.50%	10/25/30	5,836,529
75,535,017	Series 2020-K120, Class XAM, IO (f)	1.21%	10/25/30	5,758,072
28,218,911	Series 2020-K121, Class X1, IO (f)	1.02%	10/25/30	1,685,970
21,236,000	Series 2020-K121, Class XAM, IO (f)	1.19%	11/25/30	1,606,355
78,220,521	Series 2020-K122, Class X1, IO (f)	0.88%	11/25/30	4,109,151
35,210,000	Series 2020-K122, Class XAM, IO (f)	1.08%	11/25/30	2,421,434
3,100,000	Series 2020-K1515, Class A2	1.94%	02/25/35	2,430,092
89,898,661	Series 2020-K1515, Class X1, IO (f)	1.51%	02/25/35	10,615,189
44,709,347	Series 2020-K1516, Class X1, IO (f)	1.51%	05/25/35	5,422,797
55,776,778	Series 2020-K1517, Class X1, IO (f)	1.32%	07/25/35	5,955,460
89,842,766	Series 2020-KG04, Class X1, IO (f)	0.85%	11/25/30	4,537,886
75,004,247	Series 2020-K737, Class X1, IO (c)	0.64%	10/25/26	1,371,513
38,559,000	Series 2020-K738, Class XAM, IO (c)	1.37%	03/25/27	1,931,551
130,513,464	Series 2020-K739, Class X1, IO (f)	1.22%	09/25/27	5,554,679
46,072,531	Series 2020-K739, Class XAM, IO (f)	1.57%	09/25/27	2,801,205
70,811,000	Series 2020-K740, Class XAM (f)	1.11%	10/25/27	3,138,336
5,700,000	Series 2021-K123, Class A2	1.62%	12/25/30	4,785,799
4,725,000	Series 2021-K124, Class A2	1.66%	12/25/30	3,973,793
64,367,000	Series 2021-K128, Class XAM, IO (f)	0.73%	03/25/31	3,150,172
27,836,000	Series 2021-K129, Class XAM, IO (f)	1.22%	05/25/31	2,244,046
41,565,013	Series 2021-K130, Class XAM, IO (f)	1.21%	07/25/31	3,481,436
47,926,000	Series 2021-K131, Class XAM, IO (f)	0.94%	07/25/31	3,103,103
78,491,000	Series 2021-K132, Class XAM, IO (f)	0.86%	09/25/31	4,650,239
7,675,000	Series 2021-K135, Class A2	2.15%	10/25/31	6,631,912

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates (Continued)
$2,900,000	Series 2021-K1521, Class A2	2.18%	08/25/36	$2,285,588
9,899,557	Series 2021-K1522, Class A1	1.91%	11/25/35	8,242,978
13,900,000	Series 2021-K1522, Class A2	2.36%	10/25/36	11,053,343
143,990,000	Series 2021-KG05, Class X1, IO (f)	0.31%	01/25/31	2,950,758
64,459,096	Series 2021-KG06, Class X1, IO (f)	0.53%	10/25/31	2,323,738
107,703,000	Series 2021-K741, Class XAM, IO (f)	0.95%	12/25/27	4,345,884
107,062,835	Series 2021-K744, Class X1, IO (f)	0.86%	07/25/28	4,122,551
15,000,000	Series 2022-K145, Class A2	2.58%	05/25/32	13,340,259
200,000,000	Series 2022-K148, Class XAM, IO (f)	0.25%	08/25/32	4,585,820
	Federal National Mortgage Association Alternative Credit Enhancement Securities
23,966,460	Series 2023-M1, Class Z (f) (h)	3.94%	01/25/53	20,651,898
	FREMF Mortgage Trust
3,902,114	Series 2013-K28, Class B (f) (i)	3.43%	06/25/46	3,887,405
8,700,000	Series 2013-K29, Class B (f) (i)	3.46%	05/25/46	8,639,746
11,943,000	Series 2013-K32, Class B (f) (i)	3.53%	10/25/46	11,831,592
29,145,000	Series 2013-K35, Class B (f) (i)	3.93%	12/25/46	28,865,173
4,505,000	Series 2015-K44, Class B (f) (i)	3.72%	01/25/48	4,367,462
8,205,000	Series 2015-K45, Class B (f) (i)	3.61%	04/25/48	7,936,055
2,300,000	Series 2016-K55, Class B (f) (i)	4.17%	04/25/49	2,224,084
	Government National Mortgage Association
2,961,455	Series 2011-31, Class Z (c)	3.53%	09/16/52	2,720,261
19,003,228	Series 2012-120, Class Z (c)	2.46%	01/16/55	13,826,378
92,014	Series 2013-74, Class AG (f)	2.58%	12/16/53	77,734
5,533	Series 2013-194, Class AE (c)	2.75%	11/16/44	5,203
16,415,145	Series 2015-30, Class DZ	2.95%	05/16/55	14,597,805
6,681,610	Series 2015-70, Class IO, IO (c)	0.57%	12/16/49	127,078
4,226,964	Series 2015-125, Class VA (c)	2.70%	05/16/35	3,935,737
15,953,113	Series 2016-11, Class IO, IO (c)	0.78%	01/16/56	567,374
7,711,112	Series 2016-26, Class IO, IO (c)	0.64%	02/16/58	194,810
10,748,960	Series 2016-52, Class IO, IO (c)	0.77%	03/16/58	363,521
3,817,396	Series 2016-110, Class VA	2.10%	01/16/38	3,354,309
9,840,874	Series 2016-127, Class IO, IO (c)	0.86%	05/16/58	409,004
3,205,460	Series 2017-23, Class Z	2.50%	05/16/59	2,197,990
4,170,769	Series 2017-35, Class Z (c)	2.50%	05/16/59	2,939,444
6,610,581	Series 2017-76, Class B	2.60%	12/16/56	5,308,503
2,315,425	Series 2017-106, Class AE	2.60%	12/16/56	1,989,131
2,651,137	Series 2017-146, Class Z	2.60%	09/16/57	1,894,708
4,361,095	Series 2018-4, Class Z	2.50%	10/16/59	2,902,248
17,441,060	Series 2018-123, Class Z	2.50%	06/16/60	13,780,018
24,944,733	Series 2018-170, Class Z	2.50%	11/16/60	19,876,575
18,429,525	Series 2019-7, Class Z	2.50%	01/16/61	13,456,652
1,896,044	Series 2019-104, Class Z	2.80%	05/16/61	1,245,684
6,700,000	Series 2020-161, Class B	2.00%	08/16/62	3,962,552
8,841,191	Series 2020-169, Class Z	1.83%	06/16/62	3,942,889
22,711,316	Series 2022-43, Class Z	2.00%	09/16/61	14,321,624
19,365,634	Series 2022-106, Class Z	2.00%	05/16/63	12,720,839
5,418,556	Series 2022-109, Class Z (c)	2.25%	08/16/64	2,678,707
4,819,671	Series 2022-166, Class Z (f)	2.50%	04/16/65	2,644,934
				826,367,299

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-through Securities — 30.0%
	Federal Home Loan Mortgage Corporation
$992,249	Pool 760043, 5 Yr. Constant Maturity Treasury Rate + 1.39% (a)	2.94%	12/01/48	$996,896
3,832,511	Pool 840359, 12 Mo. LIBOR + 1.65% (a)	3.67%	06/01/46	3,876,392
86,233	Pool A19763	5.00%	04/01/34	87,967
339,257	Pool A47828	3.50%	08/01/35	327,852
151,187	Pool A47937	5.50%	08/01/35	158,217
60,452	Pool A48972	5.50%	05/01/36	63,414
65,410	Pool A54675	5.50%	01/01/36	68,798
138,848	Pool A65324	5.50%	09/01/37	142,483
79,606	Pool A97294	4.00%	02/01/41	78,805
690,226	Pool B70791	4.00%	06/01/39	683,811
2,803	Pool C01310	6.50%	03/01/32	2,931
9,768	Pool C03458	5.00%	02/01/40	10,059
86,253	Pool C04269	3.00%	10/01/42	81,293
15,434	Pool C91482	3.50%	07/01/32	15,194
9,498	Pool E02883	4.00%	04/01/26	9,450
13,254	Pool G01443	6.50%	08/01/32	13,852
217,011	Pool G02017	5.00%	12/01/35	224,257
99,432	Pool G04814	5.50%	10/01/38	104,637
18,406	Pool G05173	4.50%	11/01/31	18,468
215,374	Pool G05275	5.50%	02/01/39	226,378
55,440	Pool G05449	4.50%	05/01/39	56,424
169,034	Pool G06583	5.00%	06/01/41	175,209
418,437	Pool G07100	5.50%	07/01/40	440,384
40,299	Pool G07266	4.00%	12/01/42	39,701
312,695	Pool G07329	4.00%	01/01/43	309,546
312,376	Pool G07683	4.00%	03/01/44	308,457
1,604	Pool G08113	6.50%	02/01/36	1,687
1,808	Pool G13625	5.50%	01/01/24	1,805
21,349	Pool G13733	5.00%	11/01/24	21,740
20,417	Pool G14088	4.00%	02/01/26	20,315
9,195	Pool G14106	6.00%	10/01/24	9,166
2,069	Pool G14167	5.50%	07/01/23	2,066
105	Pool G14233	6.00%	01/01/24	105
221,689	Pool G14348	4.00%	10/01/26	220,576
5,695	Pool G14376	4.00%	09/01/25	5,667
4,649	Pool G14995	5.50%	12/01/24	4,640
423	Pool G15821	5.00%	07/01/25	430
47,793	Pool G15949	4.00%	01/01/29	47,555
1,658	Pool G15957	5.50%	12/01/24	1,655
12,982	Pool G18264	5.00%	07/01/23	13,220
33,404	Pool G18287	5.50%	12/01/23	33,335
8,846	Pool G60020	4.50%	12/01/43	8,815
353,461	Pool G60114	5.50%	06/01/41	371,511
529,367	Pool G60168	4.50%	07/01/45	534,397
191,172	Pool G60194	3.50%	08/01/45	183,895
187,940	Pool G60808	3.00%	10/01/46	174,894
2,704	Pool H09034	5.50%	05/01/37	2,703
31,686	Pool J09465	4.00%	04/01/24	31,822
14,171	Pool J09504	4.00%	04/01/24	14,232
4,829	Pool J09798	4.00%	05/01/24	4,806
6,488	Pool J10623	4.00%	09/01/24	6,517

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-through Securities (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$127,667	Pool N70075	5.00%	01/01/35	$126,177
249,668	Pool N70081	5.50%	07/01/38	249,530
49,874	Pool Q07189	4.00%	04/01/42	49,372
17,866	Pool Q07479	3.50%	04/01/42	17,278
75,143	Pool Q11791	3.50%	10/01/42	72,649
50,984	Pool Q11836	3.50%	10/01/42	49,286
359,879	Pool Q14034	3.50%	12/01/42	348,292
384,044	Pool Q54651	4.50%	03/01/48	391,240
668,568	Pool Q55037	4.50%	04/01/48	687,604
1,815,916	Pool Q61217	4.00%	01/01/49	1,789,622
7,973,412	Pool QK1195	2.50%	11/01/41	7,166,107
13,138,543	Pool QK1203	2.50%	11/01/41	11,865,451
2,583,675	Pool QO0748	4.50%	08/01/37	2,611,347
2,996,437	Pool QO0750	4.50%	08/01/37	3,029,621
1,057,344	Pool QO0773	4.50%	08/01/37	1,069,051
5,163,670	Pool QO0807	4.50%	09/01/37	5,220,576
8,300,722	Pool SC0190	2.50%	09/01/41	7,526,864
10,922,983	Pool SC0252	3.00%	01/01/42	10,180,263
9,133,555	Pool SC0270	2.50%	04/01/42	8,237,157
7,122,943	Pool SC0277	3.00%	05/01/42	6,691,456
11,725,254	Pool SC0298	6.00%	01/01/30	12,057,927
10,691,353	Pool SD0887	3.50%	09/01/49	10,289,783
16,624,014	Pool SD0948	3.00%	05/01/47	15,517,048
23,759,574	Pool SD0949	3.00%	09/01/48	22,371,450
18,004,841	Pool SD0954	3.00%	02/01/47	16,953,236
11,491,716	Pool SD0961	3.50%	11/01/48	11,022,997
20,406,897	Pool SD1170	3.50%	09/01/49	19,594,034
5,471,117	Pool SD1289	3.00%	10/01/50	5,085,081
7,685,374	Pool SD1361	3.50%	02/01/50	7,403,066
310,752	Pool U50165	4.00%	05/01/32	304,119
2,132,919	Pool U59020	4.00%	06/01/35	2,087,271
865,461	Pool U64762	4.50%	10/01/45	874,130
86,868	Pool U80068	3.50%	10/01/32	85,338
53,991	Pool U80212	3.50%	02/01/33	52,642
72,370	Pool U90245	3.50%	10/01/42	69,851
725,494	Pool U90690	3.50%	06/01/42	700,226
10,842	Pool U90932	3.00%	02/01/43	10,039
26,262	Pool U92272	4.50%	12/01/43	26,502
83,223	Pool U99045	3.50%	03/01/43	80,329
91,824	Pool U99084	4.50%	02/01/44	93,361
43,678	Pool U99091	4.50%	03/01/44	44,078
122,262	Pool U99096	4.50%	05/01/44	123,375
11,357,448	Pool ZA4196	3.00%	04/01/43	10,693,140
1,355,314	Pool ZS2492	6.50%	04/01/35	1,443,510
50,457,388	Pool ZT0779	3.00%	09/01/47	46,459,638
	Federal National Mortgage Association
35,827	Pool 190371	6.50%	07/01/36	37,859
21,403	Pool 255190	5.50%	05/01/34	22,388
8,996	Pool 255984	4.50%	11/01/25	9,067
74,578	Pool 256181	5.50%	03/01/36	75,855
283,020	Pool 256576	5.50%	01/01/37	288,915
6,535	Pool 256808	5.50%	07/01/37	6,425

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-through Securities (Continued)
	Federal National Mortgage Association (Continued)
$41,372	Pool 256936	6.00%	10/01/37	$42,608
44,890	Pool 545759	6.50%	07/01/32	47,406
10,031	Pool 555851	6.50%	01/01/33	10,421
146,731	Pool 683246	5.50%	02/01/33	151,481
140,790	Pool 725014	5.50%	12/01/33	147,186
291,107	Pool 735415	6.50%	12/01/32	307,163
2,746	Pool 745875	6.50%	09/01/36	2,904
37,444	Pool 747097	6.00%	10/01/29	37,675
239,762	Pool 788149	5.50%	05/01/33	247,530
111,121	Pool 812741	5.50%	02/01/35	113,088
164,892	Pool 827948	5.50%	05/01/35	167,912
227,925	Pool 850000	5.50%	01/01/36	239,159
33,855	Pool 871039	5.50%	02/01/37	33,996
847,183	Pool 879015	4.00%	10/01/35	836,893
97,031	Pool 888001	5.50%	10/01/36	101,913
80,699	Pool 888163	7.00%	12/01/33	84,902
273,636	Pool 889610	5.50%	06/01/38	287,694
8,376	Pool 890149	6.50%	10/01/38	8,938
12,283	Pool 890231	5.00%	07/01/25	12,496
983	Pool 890378	6.00%	05/01/24	979
688,158	Pool 890556	4.50%	10/01/43	691,892
131,821	Pool 905917	5.50%	01/01/37	138,480
63,406	Pool 922386	5.50%	01/01/37	62,594
8,857	Pool 930562	5.00%	02/01/39	9,171
74,672	Pool 931808	5.50%	08/01/39	78,510
87,364	Pool 953115	5.50%	11/01/38	88,876
1,280	Pool 962556	5.00%	04/01/23	1,302
226	Pool 973561	5.00%	03/01/23	226
35,946	Pool 976871	6.50%	08/01/36	37,403
12,792	Pool 995097	6.50%	10/01/37	13,752
65,933	Pool 995149	6.50%	10/01/38	69,889
31,764	Pool 995228	6.50%	11/01/38	34,261
5,770	Pool 995252	5.00%	12/01/23	5,870
2,648	Pool 995259	6.50%	11/01/23	2,636
93,302	Pool AA3303	5.50%	06/01/38	93,569
398,181	Pool AB0460	5.50%	02/01/37	406,327
125,260	Pool AB0731	4.00%	06/01/39	123,877
33,629	Pool AB2092	4.00%	01/01/41	33,257
9,490	Pool AB2133	4.00%	01/01/26	9,433
849,139	Pool AB2506	5.00%	03/01/41	873,502
930,392	Pool AB2959	4.50%	07/01/40	910,025
426,506	Pool AB8676	3.50%	05/01/42	394,394
8,883	Pool AC1232	5.00%	07/01/24	9,037
161,464	Pool AC3267	5.50%	09/01/39	169,763
16,129	Pool AD0889	6.00%	09/01/24	16,036
207,508	Pool AD4317	4.00%	04/01/40	205,213
7,435	Pool AD5222	4.50%	05/01/30	7,568
51,008	Pool AD7137	5.50%	07/01/40	53,436
166,533	Pool AE0137	4.50%	03/01/36	168,544
54,866	Pool AE4476	4.00%	03/01/41	54,259
75,166	Pool AE7005	4.00%	10/01/40	74,334
2,679,181	Pool AE7733	5.00%	11/01/40	2,774,382

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-through Securities (Continued)
	Federal National Mortgage Association (Continued)
$19,887	Pool AE9284	4.00%	11/01/40	$19,667
478,159	Pool AE9959	5.00%	03/01/41	487,846
204,607	Pool AH0979	3.50%	01/01/41	191,832
139,938	Pool AH1089	4.00%	11/01/40	138,234
82,480	Pool AH1141	4.50%	12/01/40	83,900
54,562	Pool AH4404	4.00%	01/01/41	53,958
52,050	Pool AH7204	4.00%	03/01/41	51,474
123,458	Pool AI6093	4.50%	06/01/31	125,318
20,515	Pool AI6581	4.50%	07/01/41	20,869
90,059	Pool AI8779	4.00%	11/01/41	89,063
321,254	Pool AI9114	4.00%	06/01/42	317,233
1,358,927	Pool AI9124	4.00%	08/01/42	1,342,199
914,977	Pool AI9158	6.50%	01/01/41	995,806
99,573	Pool AK5555	4.00%	04/01/42	98,472
63,386	Pool AL0212	5.50%	02/01/38	66,352
170,299	Pool AL0241	4.00%	04/01/41	168,413
1,024	Pool AL0399	6.00%	08/01/24	1,020
338	Pool AL0446	6.00%	05/01/24	337
1,281	Pool AL1195	6.00%	09/01/23	1,276
63,356	Pool AL2142	6.50%	09/01/38	67,098
915	Pool AL2589	5.50%	05/01/25	912
65,120	Pool AL2892	3.50%	12/01/42	62,889
392,409	Pool AL3093	3.50%	02/01/43	378,908
1,510	Pool AL4962	6.00%	05/01/24	1,503
478,165	Pool AL5890	4.50%	03/01/43	486,395
329	Pool AL6057	6.00%	08/01/24	328
24,366	Pool AL6948	5.00%	09/01/25	24,789
468,385	Pool AL7637	5.00%	01/01/42	467,800
1,178,574	Pool AL7905	4.50%	03/01/34	1,182,883
97,232	Pool AL9226	5.50%	12/01/41	103,140
13,922,334	Pool AL9401	4.00%	02/01/46	13,828,451
7,132,705	Pool AL9566	3.50%	06/01/46	6,850,751
692,805	Pool AL9777	4.50%	01/01/47	698,530
183,678	Pool AP1197	3.50%	09/01/42	177,457
110,798	Pool AP7963	4.00%	09/01/42	110,831
1,523,379	Pool AQ0411	3.50%	10/01/42	1,471,825
40,507	Pool AQ9715	3.00%	01/01/43	37,467
239,274	Pool AQ9999	3.00%	02/01/43	221,318
2,210,205	Pool AS1719	5.00%	02/01/44	2,288,646
316,448	Pool AS5236	4.00%	05/01/45	304,281
164,599	Pool AS7211	3.00%	04/01/46	153,880
188,543	Pool AS9990	4.50%	07/01/47	188,587
66,298	Pool AT0332	3.00%	04/01/43	59,864
62,259	Pool AY0013	4.50%	01/01/45	62,347
243,076	Pool BE3631	4.50%	05/01/47	244,604
10,183	Pool BH9428	4.50%	09/01/47	10,196
45,483	Pool BJ6232	5.00%	04/01/48	46,108
583,660	Pool BJ9100	4.50%	02/01/48	599,668
448,396	Pool BJ9111	4.50%	03/01/48	459,820
1,005,554	Pool BJ9124	4.50%	04/01/48	1,033,125
221,428	Pool BK4769	5.00%	08/01/48	226,127
78,649	Pool BK4851	5.00%	05/01/48	79,497

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-through Securities (Continued)
	Federal National Mortgage Association (Continued)
$12,353,606	Pool BM3867	4.00%	02/01/46	$12,270,328
4,479,454	Pool BM4785	4.50%	10/01/38	4,599,252
5,512,740	Pool BM5671	4.50%	01/01/49	5,565,072
414,072	Pool BN1027	5.50%	03/01/49	427,637
909,229	Pool BN4059	4.00%	12/01/48	877,747
10,409,556	Pool BR1090	2.50%	06/01/41	9,464,903
4,603,893	Pool BT7879	4.50%	09/01/37	4,656,310
9,982,557	Pool BT9396	2.50%	11/01/41	9,015,239
6,293,545	Pool BT9397	2.50%	11/01/41	5,656,288
7,377,824	Pool BV7699	2.50%	04/01/42	6,644,608
3,122,710	Pool BV7979	4.50%	08/01/37	3,156,833
4,752,886	Pool BV7981	4.50%	08/01/37	4,801,565
2,835,278	Pool BV7982	4.50%	08/01/37	2,865,890
4,433,300	Pool BV8046	4.50%	09/01/52	4,465,557
3,752,296	Pool CA2947	4.00%	12/01/48	3,682,859
7,559,408	Pool CB2113	2.50%	11/01/41	6,854,670
14,040,275	Pool CB3540	3.00%	05/01/42	12,980,681
4,748,194	Pool CB4196	4.50%	07/01/37	4,811,566
15,874,992	Pool CB4266	4.50%	07/01/37	16,055,379
51,560,032	Pool CB4688	5.00%	09/01/52	53,270,285
1,776,157	Pool FM1284	3.50%	02/01/46	1,715,115
1,648,436	Pool FM1285	4.00%	10/01/43	1,630,200
5,145,601	Pool FM2450	3.50%	12/01/39	4,996,916
29,055,168	Pool FM2863	3.50%	09/01/48	27,808,868
83,718,209	Pool FM2972	4.00%	12/01/44	83,042,681
97,515,763	Pool FM3003	4.00%	05/01/49	96,951,893
6,896,720	Pool FM8218	4.00%	04/01/48	6,837,024
4,831,974	Pool FM9408	4.50%	06/01/46	4,879,562
8,433,456	Pool FM9585	2.50%	11/01/41	7,647,174
13,907,204	Pool FS0045	3.00%	09/01/47	12,949,760
15,212,413	Pool FS0074	3.00%	01/01/47	14,421,143
50,429,424	Pool FS0697	2.50%	02/01/42	45,483,081
39,172,630	Pool FS0742	3.50%	05/01/44	37,873,553
15,797,175	Pool FS1540	3.00%	04/01/42	14,683,822
28,798,637	Pool FS1541	3.00%	04/01/42	26,696,359
25,667,426	Pool FS1573	2.50%	11/01/41	23,275,676
39,379,030	Pool FS1797	3.50%	07/01/46	38,046,549
9,736,799	Pool FS1884	4.00%	05/01/42	9,568,459
48,229,371	Pool FS2044	4.50%	07/01/44	49,029,539
38,591,758	Pool FS2045	4.50%	12/01/43	39,139,047
28,395,162	Pool FS2127	3.50%	06/01/48	27,237,060
9,021,403	Pool FS2787	4.00%	10/01/48	8,948,639
17,369,849	Pool FS2796	3.50%	08/01/47	16,710,286
13,905,355	Pool FS2871	3.50%	07/01/42	13,366,008
13,899,094	Pool FS2872	3.50%	08/01/42	13,321,511
18,550,695	Pool FS2925	3.00%	08/01/48	17,466,917
35,270,321	Pool FS2961	5.50%	10/01/52	37,108,713
70,615	Pool MA0096	4.50%	06/01/29	71,882
1,728	Pool MA0293	4.50%	01/01/30	1,759
28,143	Pool MA0295	5.00%	01/01/30	28,824
23,850	Pool MA0353	4.50%	03/01/30	24,278
2,940	Pool MA0777	5.00%	06/01/31	3,011

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-through Securities (Continued)
	Federal National Mortgage Association (Continued)
$27,559	Pool MA1222	4.00%	10/01/32	$27,458
46,838	Pool MA1228	3.00%	09/01/42	43,787
1,923	Pool MA2509	3.00%	01/01/46	1,764
161,602	Pool MA3101	4.50%	08/01/47	162,937
95,783	Pool MA3123	5.00%	08/01/47	97,824
79,000,000	Pool TBA	3.50%	03/15/53	74,134,906
16,000,000	Pool TBA	4.00%	03/15/53	15,458,125
20,000,000	Pool TBA (k)	5.00%	03/15/38	20,285,454
30,000,000	Pool TBA	2.50%	03/15/53	26,302,435
75,000,000	Pool TBA	3.00%	03/15/53	68,211,914
	Government National Mortgage Association
51,682	Pool 3149	6.00%	10/20/31	54,350
32,743	Pool 3172	6.00%	12/20/31	34,893
35,618	Pool 3227	6.00%	04/20/32	37,302
7,107	Pool 3474	6.00%	11/20/33	7,510
33,831	Pool 4251	5.50%	10/20/23	33,753
31,469	Pool 455986	5.25%	07/15/25	30,562
68,565	Pool 487108	6.00%	04/15/29	70,804
28,311	Pool 553144	5.50%	04/15/33	29,719
93,359	Pool 604338	5.00%	05/15/33	96,537
64,331	Pool 604897	5.00%	12/15/33	66,122
88,838	Pool 605389	5.00%	04/15/34	91,866
214,777	Pool 615403	4.50%	08/15/33	216,348
7,596	Pool 627123	5.50%	03/15/34	7,991
68,584	Pool 638704	5.50%	11/15/36	70,632
145,375	Pool 653143	4.90%	04/15/36	149,260
236,140	Pool 658324	5.50%	03/15/37	241,624
112,136	Pool 677190	5.00%	06/15/38	115,973
14,721	Pool 687833	6.00%	08/15/38	15,499
40,766	Pool 706840	4.50%	05/15/40	41,391
185,630	Pool 706855	4.50%	09/15/40	188,478
229,380	Pool 711483	4.00%	01/15/40	228,093
106,918	Pool 711543	4.00%	11/15/40	106,319
721,930	Pool 711563	4.50%	03/15/41	733,009
4,263,568	Pool 720225	4.50%	07/15/39	4,289,497
201,605	Pool 723216	4.50%	08/15/40	204,475
60,123	Pool 723248	5.00%	10/15/39	62,181
223,414	Pool 724230	5.00%	08/15/39	230,530
57,320	Pool 724267	5.00%	09/15/39	59,132
137,732	Pool 724340	4.50%	09/15/39	138,920
79,204	Pool 725272	4.50%	11/15/39	80,052
37,116	Pool 726394	4.50%	10/15/39	37,578
11,239	Pool 728921	4.50%	12/15/24	11,328
185,587	Pool 733595	4.50%	04/15/40	187,902
67,105	Pool 733733	5.00%	06/15/40	69,246
475,428	Pool 736317	4.25%	06/20/36	470,596
96,772	Pool 736617	4.00%	12/15/35	96,111
696,549	Pool 737673	4.50%	11/15/40	706,498
161,590	Pool 737996	4.00%	02/15/41	159,885
236,880	Pool 739341	3.50%	10/15/41	229,912
136,918	Pool 743673	4.50%	07/15/40	139,018
239,053	Pool 745478	5.00%	08/20/40	246,231

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-through Securities (Continued)
	Government National Mortgage Association (Continued)
$520,216	Pool 748939	4.00%	09/20/40	$511,913
72,295	Pool 754384	4.50%	03/20/42	74,897
277,009	Pool 762905	4.50%	04/15/41	280,489
928,510	Pool 769102	4.50%	07/20/41	931,304
269,871	Pool 781623	5.00%	06/15/33	274,904
42,480	Pool 781697	6.00%	11/15/33	45,107
218,255	Pool 781824	5.50%	11/15/34	231,387
8,721	Pool 781862	5.50%	01/15/35	9,024
22,924	Pool 782070	7.00%	06/15/32	23,565
44,298	Pool 782810	4.50%	11/15/39	44,972
68,185	Pool 783091	5.50%	06/15/40	71,437
8,823	Pool 783220	5.50%	09/15/24	8,823
120,756	Pool 783375	5.00%	08/15/41	124,362
7,166,285	Pool 783590	4.50%	06/20/41	7,320,245
183,417	Pool 783760	5.00%	02/15/42	190,336
2,755,424	Pool 784063	5.00%	09/20/45	2,832,280
391,643	Pool 784343	5.00%	02/15/41	406,162
3,651,864	Pool 784752	4.00%	03/15/45	3,631,376
1,393,144	Pool 785020	3.00%	05/20/50	1,247,020
1,883,331	Pool AC0197	4.00%	12/20/42	1,876,532
368,622	Pool AD0026	3.50%	06/20/33	358,822
73,506	Pool AD0856	3.75%	08/20/33	72,838
35,401	Pool AG8899	4.00%	12/20/43	35,002
541,755	Pool AI6317	4.50%	06/20/44	543,477
400,663	Pool AK2389	4.50%	11/20/44	402,617
106,307	Pool AN4469	5.00%	12/15/40	108,370
200,045	Pool AR8421	5.00%	10/20/41	202,595
863,263	Pool BB1216	4.50%	06/20/47	868,516
422,761	Pool BB4731	4.00%	07/20/47	415,740
290,444	Pool BB4757	4.00%	08/20/47	288,821
163,892	Pool BB4769	4.00%	08/20/47	161,169
287,379	Pool BD0483	4.50%	11/20/47	287,907
394,656	Pool BF0415	5.00%	06/20/35	399,942
271,607	Pool BL6909	5.00%	03/20/49	275,056
949,544	Pool CB3161	5.50%	03/20/50	971,358
120,769	Pool MA1017	6.00%	05/20/43	128,699
86,839	Pool MA1162	6.00%	07/20/43	92,551
10,873	Pool MA2215	3.50%	09/20/44	10,214
77,826	Pool MA2683	6.00%	03/20/45	82,883
79,609	Pool MA2759	6.00%	01/20/45	84,791
36,987	Pool MA2897	6.00%	03/20/45	39,421
162,275	Pool MA2966	6.00%	09/20/39	172,948
163,670	Pool MA3249	6.00%	04/20/40	174,410
345,260	Pool MA3459	6.00%	08/20/39	367,797
256,967	Pool MA4076	7.00%	01/20/39	271,497
2,379,695	Pool MA5714	6.00%	01/20/49	2,534,974
				1,405,567,767
	Total U.S. Government Agency Mortgage-Backed Securities			3,658,402,845
	(Cost $3,818,863,225)

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES — 14.4%
	Collateralized Mortgage Obligations — 8.4%
	Arroyo Mortgage Trust
$9,000,000	Series 2019-2, Class M1 (i)	4.76%	04/25/49	$8,200,547
2,593,476	Series 2019-3, Class A3 (i)	3.42%	10/25/48	2,414,947
2,681,294	Series 2021-1R, Class A2 (i)	1.48%	10/25/48	2,294,220
3,701,794	Series 2021-1R, Class A3 (i)	1.64%	10/25/48	3,175,955
	BRAVO Residential Funding Trust
1,777,157	Series 2021-NQM1, Class A2 (i)	1.26%	02/25/49	1,590,507
4,442,893	Series 2021-NQM1, Class A3 (i)	1.33%	02/25/49	3,976,940
2,764,801	Series 2021-NQM2, Class A1 (i)	0.97%	03/25/60	2,625,576
10,000,000	Series 2023-NQM1, Class A1, steps up to 6.76% on 01/01/27 (i) (j)	5.76%	01/25/63	10,003,766
	Chase Home Lending Mortgage Trust
1,383,291	Series 2019-ATR2, Class A11, 1 Mo. LIBOR + 0.90% (a) (i)	5.29%	07/25/49	1,331,907
	CHL Mortgage Pass-Through Trust
29,528	Series 2004-8, Class 2A1	4.50%	06/25/19	29,726
	CIM Trust
1,953,578	Series 2018-J1, Class A22 (i)	3.50%	03/25/48	1,780,844
	CIM Trust (Continued)
1,639,633	Series 2019-INV1, Class A11 (i)	4.00%	02/25/49	1,565,525
	Citigroup Global Markets Mortgage Securities VII, Inc.
233	Series 2003-UP2, Class PO1, PO	(d)	12/25/18	203
	Citigroup Mortgage Loan Trust
5,583,077	Series 2018-RP2, Class A1 (i)	2.59%	02/25/58	5,381,595
	COLT Mortgage Loan Trust
11,460,502	Series 2022-5, Class A1 (i)	4.55%	04/25/67	11,412,015
	Connecticut Avenue Securities Trust
7,074,000	Series 2019-R01, Class 2B1, 1 Mo. LIBOR + 4.35% (a) (i)	8.86%	07/25/31	7,352,264
1,784,753	Series 2019-R01, Class 2M2, 1 Mo. LIBOR + 2.45% (a) (i)	6.96%	07/25/31	1,787,407
920,504	Series 2019-R02, Class 1M2, 1 Mo. LIBOR + 2.30% (a) (i)	6.81%	08/25/31	920,595
197,215	Series 2019-R06, Class 2M2, 1 Mo. LIBOR + 2.10% (a) (i)	6.61%	09/25/39	197,221
	CSMC Trust
4,214,807	Series 2018-RPL9, Class A1 (a) (i)	3.85%	09/25/57	4,092,349
	Ellington Financial Mortgage Trust
5,912,822	Series 2022-2, Class A1 (i)	4.30%	04/25/67	5,788,084
	Federal Home Loan Mortgage Corporation STACR Debt Notes
11,363,531	Series 2020-HQA5, Class M2, 30 Day Average SOFR + 2.60% (a) (i)	6.91%	11/25/50	11,483,537
	Federal Home Loan Mortgage Corporation STACR REMIC Trust
1,090,749	Series 2020-DNA1, Class M2, 1 Mo. LIBOR + 1.70% (a) (i)	6.21%	01/25/50	1,088,418
10,474,502	Series 2020-HQA2, Class M2, 1 Mo. LIBOR + 3.10% (a) (i)	7.61%	03/25/50	10,710,665
5,069,336	Series 2021-DNA5, Class M2, 30 Day Average SOFR + 1.65% (a) (i)	5.96%	01/25/34	5,017,698
	Federal Home Loan Mortgage Corporation STACR Trust
8,540,000	Series 2019-DNA3, Class B1, 1 Mo. LIBOR + 3.25% (a) (i)	7.76%	07/25/49	8,637,388
8,775,000	Series 2019-DNA4, Class B1, 1 Mo. LIBOR + 2.70% (a) (i)	7.21%	10/25/49	8,704,912
8,750,000	Series 2019-HQA1, Class B1, 1 Mo. LIBOR + 4.40% (a) (i)	8.91%	02/25/49	9,197,129

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Flagstar Mortgage Trust
$345,867	Series 2018-2, Class A4 (i)	3.50%	04/25/48	$339,661
2,434,196	Series 2018-4, Class B1 (f) (i)	4.21%	07/25/48	2,223,363
1,579,703	Series 2019-2, Class A11 (i)	3.50%	12/25/49	1,440,475
17,089,822	Series 2021-9INV, Class A1 (i)	2.50%	09/25/41	15,238,504
	GCAT Trust
6,752,841	Series 2021-NQM7, Class A1 (i)	1.92%	08/25/66	6,085,863
	GMACM Mortgage Loan Trust
723	Series 2003-J10, Class A1	4.75%	01/25/19	710
	GS Mortgage-Backed Securities Trust
702,677	Series 2019-PJ3, Class A1 (i)	3.50%	03/25/50	664,286
7,007,967	Series 2020-PJ5, Class A2 (c) (i)	3.00%	03/27/51	6,214,248
3,550,475	Series 2021-PJ6, Class A8 (i)	2.50%	11/25/51	3,155,080
	Homeward Opportunities Fund Trust
3,269,227	Series 2022-1, Class A1, steps up to 6.08% on 06/01/26 (i) (j)	5.08%	07/25/67	3,266,587
	JP Morgan Mortgage Trust
5,038	Series 2004-S2, Class 5A1	5.50%	12/25/19	4,550
1,124	Series 2014-IVR3, Class 2A1 (f) (i)	2.97%	09/25/44	1,115
3,155,104	Series 2015-IVR2, Class A5 (f) (i)	5.49%	01/25/45	3,076,209
1,305,306	Series 2018-5, Class A1 (i)	3.50%	10/25/48	1,195,756
1,206,993	Series 2018-5, Class A13 (i)	3.50%	10/25/48	1,076,666
1,356,935	Series 2018-8, Class A7 (i)	4.00%	01/25/49	1,285,800
1,701,801	Series 2019-1, Class A5 (i)	4.00%	05/25/49	1,628,238
683,994	Series 2019-8, Class A15 (i)	3.50%	03/25/50	625,458
1,215,638	Series 2019-INV2, Class A15 (i)	3.50%	02/25/50	1,121,178
4,038	Series 2019-LTV2, Class A11, 1 Mo. LIBOR + 0.90% (a) (i)	5.41%	12/25/49	4,033
6,779,097	Series 2020-4, Class A3 (i)	3.00%	11/25/50	5,905,790
4,442,383	Series 2020-INV1, Class A15 (i)	3.50%	08/25/50	3,885,120
4,983,550	Series 2021-6, Class A4 (i)	2.50%	10/25/51	4,428,562
	JP Morgan Wealth Management
10,000,000	Series 2020-ATR1, Class A5 (i)	3.00%	02/25/50	8,386,512
	Mello Mortgage Capital Acceptance
4,286,102	Series 2018-MTG2, Class A9 (i)	4.36%	10/25/48	4,121,754
	MetLife Securitization Trust
3,754,031	Series 2018-1A, Class A (i)	3.75%	03/25/57	3,580,235
	MFA Trust
9,251,844	Series 2022-INV1, Class A1, steps up to 4.91% on 03/25/26 (i) (j)	3.91%	04/25/66	8,929,058
	Mill City Mortgage Loan Trust
1,555,102	Series 2018-1, Class A1 (i)	3.25%	05/25/62	1,505,532
1,204,778	Series 2018-2, Class A1 (f) (i)	3.50%	05/25/58	1,180,486
4,604,984	Series 2018-4, Class A1B (i)	3.50%	04/25/66	4,423,200
	New Residential Mortgage Loan Trust
5,281,930	Series 2015-2A, Class B1 (i)	4.50%	08/25/55	5,019,526
3,986,720	Series 2016-1A, Class A1 (i)	3.75%	03/25/56	3,713,251
9,543,896	Series 2018-3A, Class A1 (i)	4.50%	05/25/58	9,087,153
2,353,727	Series 2018-4A, Class A1M, 1 Mo. LIBOR + 0.90% (a) (i)	5.41%	01/25/48	2,309,416
17,171,721	Series 2018-4A, Class A1S, 1 Mo. LIBOR + 0.75% (a) (i)	5.26%	01/25/48	16,852,583
4,782,424	Series 2019-NQM5, Class A1 (i)	2.71%	11/25/59	4,464,517

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	OBX Trust
$1,347,187	Series 2018-EXP1, Class 1A3 (i)	4.00%	04/25/48	$1,261,703
1,078,666	Series 2018-EXP1, Class 2A1, 1 Mo. LIBOR + 0.85% (a) (i)	5.36%	04/25/48	1,068,365
	PRKCM Trust
8,183,215	Series 2021-AFC1, Class A1 (i)	1.51%	08/25/56	6,742,805
	Provident Funding Mortgage Trust
1,306,089	Series 2019-1, Class A5 (i)	3.00%	12/25/49	1,102,037
2,024,441	Series 2020-1, Class A5 (i)	3.00%	02/25/50	1,724,057
	PSMC Trust
3,143,796	Series 2020-3, Class A1 (i)	3.00%	11/25/50	2,784,878
	RUN Trust
9,448,425	Series 2022-NQM1, Class A1 (i)	4.00%	03/25/67	9,028,845
	Seasoned Credit Risk Transfer Trust
7,227,736	Series 2017-2, Class M1 (i)	4.00%	08/25/56	7,063,479
	Sequoia Mortgage Trust
1,758,552	Series 2017-2, Class A19 (i)	3.50%	02/25/47	1,582,796
463,889	Series 2017-CH1, Class A13 (i)	4.00%	08/25/47	442,558
5,287,496	Series 2018-CH1, Class B1B (i)	4.45%	03/25/48	4,789,489
3,497,025	Series 2020-1, Class A19 (i)	3.50%	02/25/50	3,077,263
10,257,938	Series 2020-1, Class A7 (i)	3.50%	02/25/50	9,284,737
	Starwood Mortgage Residential Trust 2022-3
8,343,214	Series 2022-3, Class A1 (i)	4.16%	03/25/67	8,178,842
	TIAA Bank Mortgage Loan Trust
762,739	Series 2018-3, Class A1 (i)	4.00%	11/25/48	723,874
	Towd Point Mortgage Trust
17,228	Series 2015-3, Class A4B (i)	3.50%	03/25/54	17,154
3,244,438	Series 2018-2, Class A1 (i)	3.25%	03/25/58	3,130,214
11,964,988	Series 2018-3, Class A1 (i)	3.75%	05/25/58	11,512,073
2,377,129	Series 2018-5, Class A1A (i)	3.25%	07/25/58	2,293,208
12,796,485	Series 2019-1, Class A1 (i)	3.73%	03/25/58	12,373,042
1,949,276	Series 2019-4, Class A1 (i)	2.90%	10/25/59	1,825,983
	Verus Securitization Trust
2,553,096	Series 2019-INV3, Class A2 (i)	2.95%	11/25/59	2,442,136
6,255,000	Series 2020-INV1, Class A3, steps up to 4.89% on 05/26/24 (i) (j)	3.89%	03/25/60	5,966,071
6,593,561	Series 2021-3, Class A1 (i)	1.05%	06/25/66	5,644,332
11,523,377	Series 2022-5, Class A1, steps up to 4.80% on 06/25/26 (i) (j)	3.80%	04/25/67	10,971,195
	Vista Point Securitization Trust
5,743,000	Series 2020-1, Class M1 (i)	4.15%	03/25/65	5,294,816
	Wells Fargo Mortgage Backed Securities Trust
346,235	Series 2019-1, Class A1 (i)	3.94%	11/25/48	334,042
	WinWater Mortgage Loan Trust
1,168,682	Series 2016-1, Class 1A18 (i)	3.50%	01/20/46	1,066,930
503,346	Series 2016-1, Class 2A3 (i)	3.00%	12/20/30	473,091
3,711,900	Series 2016-1, Class B1 (f) (i)	3.77%	01/20/46	3,379,311
				392,781,741
	Commercial Mortgage-Backed Securities — 6.0%
	Austin Fairmont Hotel Trust
5,000,000	Series 2019-FAIR, Class A, 1 Mo. LIBOR + 1.05% (a) (i)	5.51%	09/15/32	4,934,575
	Aventura Mall Trust
10,830,000	Series 2018-AVM, Class A (f) (i)	4.11%	07/05/40	10,204,309

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	BAMLL Commercial Mortgage Securities Trust
$8,000,000	Series 2013-WBRK, Class A (f) (i)	3.53%	03/10/37	$7,324,025
	BANK
6,070,000	Series 2019-BN16, Class ASB	3.90%	02/15/52	5,881,559
	BBCMS Mortgage Trust
12,000,000	Series 2017-DELC, Class A, 1 Mo. LIBOR + 0.98% (a) (i)	5.43%	08/15/36	11,894,154
9,394,000	Series 2018-TALL, Class A, 1 Mo. LIBOR + 0.72% (a) (i)	5.18%	03/15/37	8,744,374
	BPR Trust
4,762,581	Series 2021-WILL, Class A, 1 Mo. LIBOR + 1.75% (a) (i)	6.21%	06/15/38	4,635,432
10,000,000	Series 2022-OANA, Class A, 1 Mo. CME Term SOFR + 1.90% (a) (i)	6.38%	04/15/37	9,870,108
	BX Commercial Mortgage Trust
10,000,000	Series 2019-IMC, Class A, 1 Mo. LIBOR + 1.00% (a) (i)	5.46%	04/15/34	9,781,575
	BXP Trust
5,000,000	Series 2017-GM, Class A (i)	3.38%	06/13/39	4,617,466
	Citigroup Commercial Mortgage Trust
2,915,000	Series 2014-GC23, Class B	4.18%	07/10/47	2,786,947
88,671,672	Series 2016-P4, Class XA (f)	1.89%	07/10/49	4,244,207
9,302,763	Series 2017-P7, Class A3	3.44%	04/14/50	8,831,567
	COMM Mortgage Trust
3,887,830	Series 2012-CR3, Class AM (i)	3.42%	10/15/45	3,514,704
10,000,000	Series 2013-CR13, Class AM	4.45%	11/10/46	9,825,993
11,475,000	Series 2014-CR15, Class AM	4.43%	02/10/47	11,255,320
6,850,000	Series 2014-CR21, Class AM	3.99%	12/10/47	6,585,796
4,160,430	Series 2015-PC1, Class A4	3.62%	07/10/50	4,040,289
	DBWF Mortgage Trust
10,844,968	Series 2018-GLKS, Class A, 1 Mo. LIBOR + 1.03% (a) (i)	5.60%	12/19/30	10,641,370
	Fontainebleau Miami Beach Trust
5,000,000	Series 2019-FBLU, Class C (i)	3.75%	12/10/36	4,713,675
	GS Mortgage Securities Trust
3,826,645	Series 2014-GC18, Class A3	3.80%	01/10/47	3,772,244
	Hawaii Hotel Trust
9,290,000	Series 2019-MAUI, Class A, 1 Mo. LIBOR + 1.15% (a) (i)	5.61%	05/15/38	9,139,771
	JP Morgan Chase Commercial Mortgage Securities Trust
4,060,488	Series 2017-JP5, Class A4	3.46%	03/15/50	3,910,172
10,466,125	Series 2018-PHH, Class A, 1 Mo. LIBOR + 1.21%, 2.71% Floor (a) (i)	5.67%	06/15/35	9,648,146
5,000,000	Series 2020-ACE, Class A (i)	3.29%	01/10/37	4,700,731
	MHC Commercial Mortgage Trust
6,335,000	Series 2021-MHC, Class A, 1 Mo. LIBOR + 0.80% (a) (i)	5.26%	04/15/38	6,229,493
	Morgan Stanley Bank of America Merrill Lynch Trust
8,015,000	Series 2014-C15, Class AS	4.26%	04/15/47	7,822,190
6,504,860	Series 2016-C31, Class A4	2.84%	11/15/49	6,057,040
	Morgan Stanley Capital I Trust
10,000,000	Series 2016-BNK2, Class A3	2.79%	11/15/49	9,293,515
7,527,000	Series 2018-MP, Class A (f) (i)	4.28%	07/11/40	6,780,424
4,000,000	Series 2019-H7, Class ASB	3.17%	07/15/52	3,747,167
	RBS Commercial Funding, Inc. Trust
7,045,000	Series 2013-GSP, Class A (f) (i)	3.83%	01/15/32	6,806,213
	Ready Capital Mortgage Financing LLC
8,651,144	Series 2021-FL6, Class A, 1 Mo. LIBOR + 0.95% (a) (i)	5.46%	07/25/36	8,353,966

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	RIAL 2022-FL8 Issuer Ltd
$4,428,000	Series 2022-FL8, Class A, 1 Mo. CME Term SOFR + 2.25% (a) (i)	6.73%	01/19/37	$4,372,694
	UBS Commercial Mortgage Trust
10,000,000	Series 2017-C3, Class A3	3.17%	08/15/50	9,393,051
	VMC Finance LLC
2,983,500	Series 2021-HT1, Class A, 1 Mo. LIBOR + 1.65% (a) (i)	6.12%	01/18/37	2,897,177
	Wells Fargo Commercial Mortgage Trust
12,708,385	Series 2013-LC12, Class A3FL, 1 Mo. LIBOR + 1.05% (a) (i)	5.51%	07/15/46	12,698,601
3,425,757	Series 2015-LC22, Class ASB	3.57%	09/15/58	3,342,116
7,500,000	Series 2015-NXS2, Class B (f)	4.28%	07/15/58	7,035,835
66,202,837	Series 2016-C37, Class XA (f)	0.81%	12/15/49	1,478,846
5,450,000	Series 2020-SDAL, Class C, 1 Mo. LIBOR + 1.74% (a) (i)	6.20%	02/15/37	5,217,390
	WFRBS Commercial Mortgage Trust
3,495,311	Series 2013-C18, Class A4	3.90%	12/15/46	3,442,384
3,233,900	Series 2014-C19, Class A4	3.83%	03/15/47	3,179,593
				283,646,204
	Total Mortgage-Backed Securities			676,427,945
	(Cost $705,189,937)

U.S. GOVERNMENT BONDS AND NOTES — 4.8%

20,000,000	U.S. Treasury Note	2.75%	08/31/23	19,770,086
60,000,000	U.S. Treasury Note	2.75%	11/15/23	59,074,132
70,000,000	U.S. Treasury Note	2.88%	11/30/23	68,930,898
50,000,000	U.S. Treasury Note	2.63%	12/31/23	49,047,095
25,000,000	U.S. Treasury Note	4.25%	10/15/25	25,192,871
	Total U.S. Government Bonds and Notes			222,015,082
	(Cost $222,128,422)

ASSET-BACKED SECURITIES — 4.3%
	American Credit Acceptance Receivables Trust
2,698,816	Series 2022-1, Class A (i)	0.99%	12/15/25	2,682,489
9,000,000	Series 2022-1, Class B (i)	1.68%	09/14/26	8,810,453
2,471,957	Series 2022-2, Class A (i)	2.66%	02/13/26	2,456,200
	AMSR Trust
3,800,000	Series 2020-SFR5, Class A (i)	1.38%	11/17/37	3,458,641
	CFMT LLC
4,052,000	Series 2021-EBO1, Class M1 (i)	1.65%	11/25/50	3,661,156
	CIG Auto Receivables Trust
2,609,375	Series 2021-1A, Class A (i)	0.69%	04/14/25	2,570,414
	Corevest American Finance Trust
6,183,920	Series 2020-1, Class A1 (i)	1.83%	03/15/50	5,804,636
10,755,901	Series 2020-3, Class A (i)	1.36%	08/15/53	9,613,646
5,959,508	Series 2020-4, Class A (i)	1.17%	12/15/52	5,342,184
	CWABS, Inc. Asset-Backed Certificates Trust
2,186,917	Series 2004-5, Class M1, 1 Mo. LIBOR + 0.86% (a)	5.36%	08/25/34	2,159,631
	Diamond Resorts Owner Trust
4,796,099	Series 2021-1A, Class A (i)	1.51%	11/21/33	4,453,276

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

ASSET-BACKED SECURITIES (Continued)
	DT Auto Owner Trust
$2,353,349	Series 2021-4A, Class A (i)	0.56%	09/15/25	$2,323,217
	FCI Funding LLC
1,230,727	Series 2019-1A, Class A (i)	3.63%	02/18/31	1,229,261
	Flagship Credit Auto Trust
12,601,716	Series 2021-4, Class A (i)	0.81%	07/17/26	12,242,189
8,537,146	Series 2022-1, Class A (i)	1.79%	10/15/26	8,302,009
9,692,505	Series 2022-3, Class A2 (i)	4.06%	10/15/25	9,623,920
	FNA VI LLC
7,270,970	Series 2021-1A, Class A (i)	1.35%	01/10/32	6,615,224
	Foursight Capital Automobile Receivables Trust
7,561,667	Series 2022-1, Class A2 (i)	1.15%	09/15/25	7,445,434
	GLS Auto Receivables Issuer Trust
8,765,696	Series 2021-4A, Class A (i)	0.84%	07/15/25	8,642,795
	GSAMP Trust
4,793,886	Series 2006-SEA1, Class M2, 1 Mo. LIBOR + 1.65% (a) (i)	6.16%	05/25/36	5,163,349
	M360 Ltd.
5,000,000	Series 2021-CRE3, Class A, 1 Mo. LIBOR + 1.50% (a) (i)	6.01%	11/22/38	4,937,500
	OSCAR US Funding XIV LLC
7,038,025	Series 2022-1A, Class A2 (i)	1.60%	03/10/25	6,907,429
	Santander Drive Auto Receivables Trust
2,672,169	Series 2021-4, Class A3	0.51%	08/15/25	2,665,366
16,250,000	Series 2022-1, Class A3	1.94%	11/17/25	16,045,110
8,796,919	Series 2022-5, Class A2	3.98%	01/15/25	8,764,596
4,000,000	Series 2022-5, Class A3	4.11%	08/17/26	3,957,221
	Sierra Timeshare Receivables Funding LLC
1,743,438	Series 2019-1A, Class A (i)	3.20%	01/20/36	1,689,936
3,866,860	Series 2020-2A, Class A (i)	1.33%	07/20/37	3,657,021
	Tricon American Homes
9,361,881	Series 2020-SFR1, Class A (i)	1.50%	07/17/38	8,403,518
	United Auto Credit Securitization Trust
1,095,730	Series 2022-1, Class A (i)	1.11%	07/10/24	1,092,868
	Verizon Master Trust
10,000,000	Series 2022-7, Class A1A, steps up to 5.98% on 11/20/24 (j)	5.23%	11/22/27	10,087,084
	Westlake Automobile Receivables Trust
10,750,000	Series 2021-3A, Class A3 (i)	0.95%	06/16/25	10,485,192
10,000,000	Series 2022-1A, Class A3 (i)	2.42%	07/15/25	9,775,088
	Total Asset-Backed Securities			201,068,053
	(Cost $205,964,915)

Shares	Description	Value

EXCHANGE-TRADED FUNDS — 0.0%

	Capital Markets — 0.0%
24,359	First Trust Long Duration Opportunities ETF (l)	551,731
	(Cost $662,348)
	Total Investments — 101.7%	4,758,465,656
	(Cost $4,952,808,847)

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PUT OPTIONS PURCHASED — 0.0%
100	U.S. 10-Year Treasury Futures Put	$11,451,562	$113.00	02/24/23	$25,000
	(Cost $126,822)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES SOLD SHORT — (7.2)%
	Federal National Mortgage Association
$(152,500,000)	Pool TBA (k)	2.50%	03/15/38	(142,580,087)
(10,000,000)	Pool TBA	4.50%	02/15/53	(9,878,125)
(10,000,000)	Pool TBA	5.00%	02/15/53	(10,039,844)
(102,000,000)	Pool TBA (k)	4.50%	03/15/53	(100,748,906)
(30,000,000)	Pool TBA	5.00%	03/15/53	(30,107,812)
(32,000,000)	Pool TBA	5.50%	03/15/53	(32,505,000)
(10,000,000)	Pool TBA	5.00%	04/15/53	(10,030,468)
	Total U.S. Government Agency Mortgage-Backed Securities Sold Short			(335,890,242)
	(Proceeds $336,195,547)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

WRITTEN OPTIONS — (0.1)%

CALL OPTIONS WRITTEN — (0.1)%
(203)	U.S. 2-Year Treasury Futures Call	$(20,873,315)	$103.00	02/24/23	(60,266)
(200)	U.S. 5-Year Treasury Futures Call	(21,848,244)	107.00	02/24/23	(453,125)
(150)	U.S. 5-Year Treasury Futures Call	(16,386,183)	111.00	02/24/23	(9,375)
(175)	U.S. 5-Year Treasury Futures Call	(19,203,520)	111.50	03/24/23	(34,180)
(275)	U.S. 5-Year Treasury Futures Call	(30,176,960)	112.00	05/26/23	(92,383)
(100)	U.S. 10-Year Treasury Futures Call	(11,451,562)	113.00	02/24/23	(176,562)
(100)	U.S. 10-Year Treasury Futures Call	(11,451,562)	116.00	02/24/23	(25,000)
(128)	U.S. Treasury Long Bond Futures Call	(16,624,000)	125.00	02/24/23	(648,000)
(585)	U.S. Treasury Long Bond Futures Call	(75,976,875)	128.00	02/24/23	(1,544,766)
(50)	U.S. Treasury Long Bond Futures Call	(6,493,750)	135.00	02/24/23	(9,375)
(150)	U.S. Treasury Long Bond Futures Call	(19,481,250)	136.00	02/24/23	(18,750)
(15)	U.S. Treasury Long Bond Futures Call	(2,126,250)	138.00	02/24/23	(70,078)
(15)	U.S. Treasury Long Bond Futures Call	(2,126,250)	145.00	02/24/23	(16,172)
(350)	U.S. Treasury Long Bond Futures Call	(45,981,250)	136.00	03/24/23	(262,500)
(75)	U.S. Treasury Long Bond Futures Call	(9,853,125)	136.00	05/26/23	(127,734)
(25)	U.S. Treasury Long Bond Futures Call	(3,284,375)	137.00	05/26/23	(35,938)
	Total Call Options Written				(3,584,204)
	(Premiums received $3,785,277)

PUT OPTIONS WRITTEN — 0.0%
(100)	U.S. 2-Year Treasury Futures Put	(10,282,421)	102.50	02/24/23	(20,313)
(200)	U.S. 5-Year Treasury Futures Put	(21,848,436)	105.00	02/24/23	0
(375)	U.S. 5-Year Treasury Futures Put	(40,965,818)	108.00	02/24/23	(49,805)
(75)	U.S. 5-Year Treasury Futures Put	(8,193,164)	109.00	02/24/23	(31,641)

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

WRITTEN OPTIONS (Continued)

PUT OPTIONS WRITTEN (Continued)
(675)	U.S. 5-Year Treasury Futures Put	$(74,070,720)	$108.00	03/24/23	$(142,383)
(75)	U.S. 5-Year Treasury Futures Put	(8,230,080)	107.00	05/26/23	(20,508)
(150)	U.S. 5-Year Treasury Futures Put	(16,460,160)	108.00	05/26/23	(70,312)
(50)	U.S. 10-Year Treasury Futures Put	(5,753,905)	112.00	05/26/23	(29,687)
(50)	U.S. Treasury Long Bond Futures Put	(6,493,750)	118.00	02/24/23	(781)
(475)	U.S. Treasury Long Bond Futures Put	(61,690,625)	128.00	02/24/23	(363,672)
(20)	U.S. Treasury Long Bond Futures Put	(2,835,000)	136.00	02/24/23	(10,625)
(60)	U.S. Treasury Long Bond Futures Put	(8,505,000)	138.00	02/24/23	(56,250)
(50)	U.S. Treasury Long Bond Futures Put	(6,568,750)	125.00	03/24/23	(24,219)
(50)	U.S. Treasury Long Bond Futures Put	(6,568,750)	127.00	03/24/23	(40,625)
(100)	U.S. Treasury Long Bond Futures Put	(13,137,500)	125.00	05/26/23	(126,563)
(250)	U.S. Treasury Long Bond Futures Put	(32,843,750)	128.00	05/26/23	(519,531)
(350)	Ultra 10-Year U.S. Treasury Futures Put	(42,421,092)	118.00	02/24/23	(60,156)
	Total Put Options Written				(1,567,071)
	(Premiums received $2,583,662)

	Total Written Options				(5,151,275)
	(Premiums received $6,368,939)
	Net Other Assets and Liabilities — 5.6%				262,199,557
	Net Assets — 100.0%				$4,679,648,696

Futures Contracts at January 31, 2023:

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value

U.S. 2-Year Treasury Notes	Long	325	Mar-2023	$66,835,742	$(66,625)
U.S. 5-Year Treasury Notes	Long	935	Mar-2023	102,141,446	(17,218)
U.S. 10-Year Short Bond Futures	Long	350	Mar-2023	40,080,469	(59,086)
U.S. Treasury Long Bond Futures	Short	2,280	Mar-2023	(296,115,000)	(5,137,011)
Ultra 10-Year U.S. Treasury Notes	Short	6,823	Mar-2023	(826,968,922)	(15,099,639)
Ultra U.S. Treasury Bond Futures	Short	1,405	Mar-2023	(199,158,750)	(2,420,154)
				$(1,113,185,015)	$(22,799,733)

(a)	Floating or variable rate security.
(b)	Inverse floating rate security.
(c)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(d)	Zero coupon security.
(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P. (the “Advisor”).

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

(f)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(g)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs section).
(h)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At January 31, 2023, securities noted as such are valued at $29,341,454 or 0.6% of net assets.
(i)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by the Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. At January 31, 2023, securities noted as such amounted to $785,607,487 or 16.8% of net assets.
(j)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(k)	All or a portion of this security is part of a mortgage dollar roll agreement.
(l)	Investment in an affiliated fund.

IO	-	Interest-Only Security - Principal amount shown represents par value on which interest payments are based
LIBOR	-	London Interbank Offered Rate
PO	-	Principal-Only Security
REMIC	-	Real Estate Mortgage Investment Conduit
SOFR	-	Secured Overnight Financing Rate
STRIPS	-	Separate Trading of Registered Interest and Principal of Securities
TBA	-	To-Be-Announced Security

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Valuation Inputs

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

A summary of the inputs used to value the Fund’s investments as of January 31, 2023 is as follows:

ASSETS TABLE

	Total Value at 1/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities	$3,658,402,844	$—	$3,649,713,288	$8,689,556
Mortgage-Backed Securities	676,427,945	—	676,427,945	—
U.S. Government Bonds and Notes	222,015,082	—	222,015,082	—
Asset-Backed Securities	201,068,053	—	201,068,053	—
Exchange-Traded Funds*	551,731	551,731	—	—
Total Investments	4,758,465,655	551,731	4,749,224,368	8,689,556
Put Options Purchased	25,000	25,000	—	—
Total	$4,758,490,655	$576,731	$4,749,224,368	$8,689,556

LIABILITIES TABLE

	Total Value at 1/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities Sold Short	$(335,890,242)	$—	$(335,890,242)	$—
Call Options Written	(3,584,204)	(3,584,204)	—	—
Put Options Written	(1,567,071)	(1,567,071)	—	—
Futures Contracts	(22,799,732)	(22,799,732)	—	—
Total	$(363,841,249)	$(27,951,007)	$(335,890,242)	$—

*	See Portfolio of Investments for industry breakout.

Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments.

Level 3 investments values are based on unobservable and non-quantitative inputs.

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Affiliated Transactions

Amounts relating to investments in affiliated funds at January 31, 2023 and for the fiscal year-to-date period (November 1, 2022 to January 31, 2023) are as follows:

Security Name	Shares at 1/31/2023	Value at 10/31/2022	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 1/31/2023	Dividend Income
First Trust Long Duration Opportunities ETF	24,359	$523,731	$—	$—	$28,000	$—	$551,731	$3,654

First Trust Long Duration Opportunities ETF (LGOV)

Portfolio of Investments
January 31, 2023 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 49.7%
	Collateralized Mortgage Obligations — 16.2%
	Federal Home Loan Mortgage Corporation
$1,911,056	Series 2021-5179, Class GZ	2.00%	01/25/52	$1,138,934
	Federal National Mortgage Association
957,194	Series 2005-74, Class NZ	6.00%	09/25/35	1,082,519
1,414,220	Series 2013-19, Class ZD	3.50%	03/25/43	1,284,451
	Government National Mortgage Association
1,292,000	Series 2010-61, Class KE	5.00%	05/16/40	1,350,606
1,239,529	Series 2015-164, Class MZ	3.00%	09/20/45	1,018,341
391,934	Series 2015-168, Class GI, IO	5.50%	02/16/33	21,468
				5,896,319
	Commercial Mortgage-Backed Securities — 30.9%
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
7,227,838	Series 2014-K036, Class X1, IO (a)	0.68%	10/25/23	24,942
1,620,000	Series 2018-K154, Class A3	3.46%	11/25/32	1,542,667
650,000	Series 2018-K155, Class A2	3.75%	11/25/32	636,732
570,000	Series 2018-K157, Class A3	3.99%	08/25/33	553,895
298,000	Series 2018-K159, Class A2	3.95%	11/25/30	291,970
1,000,000	Series 2018-K159, Class A3	3.95%	11/25/33	973,103
17,408,646	Series 2019-K1511, Class X1, IO (a)	0.78%	03/25/34	1,002,717
485,000	Series 2019-K1512, Class A3	3.06%	04/25/34	434,524
1,936,000	Series 2019-K095, Class XAM, IO (a)	1.24%	06/25/29	129,773
9,553,897	Series 2020-K111, Class XAM, IO (a)	1.80%	05/25/30	1,024,721
6,850,000	Series 2020-K120, Class XAM, IO (a)	1.21%	10/25/30	522,179
1,000,000	Series 2020-K1515, Class A2	1.94%	02/25/35	783,901
1,990,340	Series 2020-K1515, Class X1, IO (a)	1.51%	02/25/35	235,018
1,600,000	Series 2021-K1521, Class A2	2.18%	08/25/36	1,261,014
1,000,000	Series 2021-K1522, Class A2	2.36%	10/25/36	795,205
	Government National Mortgage Association
878,406	Series 2020-159, Class Z (b)	2.50%	10/16/62	406,157
485,578	Series 2020-197, Class Z (a)	2.25%	10/16/62	198,660
210,482	Series 2021-4, Class Z (a)	2.00%	09/16/62	75,137
905,436	Series 2021-28, Class Z (a)	2.00%	10/16/62	351,780
				11,244,095
	Pass-through Securities — 2.6%
	Federal National Mortgage Association
1,000,000	Pool TBA	3.50%	02/15/53	938,065
	Total U.S. Government Agency Mortgage-Backed Securities			18,078,479
	(Cost $19,937,534)

U.S. GOVERNMENT BONDS AND NOTES — 18.9%

2,000,000	U.S. Treasury Bond	3.25%	05/15/42	1,856,250
2,000,000	U.S. Treasury Bond	3.38%	08/15/42	1,891,406
2,000,000	U.S. Treasury Bond	4.00%	11/15/42	2,067,188
1,000,000	U.S. Treasury Bond	4.00%	11/15/52	1,069,531
	Total U.S. Government Bonds and Notes			6,884,375
	(Cost $6,820,737)

First Trust Long Duration Opportunities ETF (LGOV)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Shares	Description	Value

MONEY MARKET FUNDS — 35.6%
12,973,530	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.12% (c)	$12,973,530
	(Cost $12,973,530)
	Total Investments — 104.2%	37,936,384
	(Cost $39,731,801)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 0.3%
CALL OPTIONS PURCHASED — 0.1%

10	CME 3 Month SOFR Futures Call	$2,381,500	$94.50	09/15/23	19,250
10	CME 3 Month SOFR Futures Call	2,381,500	95.50	09/15/23	3,500
15	U.S. 2-Year Treasury Futures Call	1,542,363	103.00	02/24/23	4,453
10	U.S. 5-Year Treasury Futures Call	1,097,344	109.25	05/26/23	13,672
	Total Call Options Purchased				40,875
	(Cost $43,821)

PUT OPTIONS PURCHASED — 0.2%

5	U.S. 5-Year Treasury Futures Put	546,211	109.25	02/24/23	2,696
15	U.S. 5-Year Treasury Futures Put	1,646,016	109.25	03/24/23	8,320
10	U.S. 10-Year Treasury Futures Put	1,145,156	113.50	02/24/23	3,906
10	U.S. 10-Year Treasury Futures Put	1,150,781	114.00	03/24/23	6,875
10	U.S. 10-Year Treasury Futures Put	1,150,781	114.50	05/26/23	13,750
10	U.S. Treasury Long Bond Futures Put	1,298,750	122.00	02/24/23	469
8	U.S. Treasury Long Bond Futures Put	1,039,000	125.00	02/24/23	1,625
5	U.S. Treasury Long Bond Futures Put	649,375	127.00	02/24/23	2,578
5	U.S. Treasury Long Bond Futures Put	649,375	129.00	02/24/23	5,625
5	U.S. Treasury Long Bond Futures Put	656,875	131.00	03/24/23	10,780
5	U.S. Treasury Long Bond Futures Put	656,875	129.00	05/26/23	12,110
	Total Put Options Purchased				68,734
	(Cost $115,548)
	Total Purchased Options				109,609
	(Cost $159,369)

CALL OPTIONS WRITTEN — (0.1)%

(20)	CME 3 Month SOFR Futures Call	(4,763,000)	95.00	09/15/23	(17,625)
	(Premiums received $21,697)

	Net Other Assets and Liabilities — (4.4)%				(1,613,657)
	Net Assets — 100.0%				$36,414,711

First Trust Long Duration Opportunities ETF (LGOV)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Futures Contracts at January 31, 2023:
Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value

U.S. 10-Year Treasury Notes	Long	7	Mar-2023	$801,609	$(674)
U.S. Treasury Long Bond Futures	Long	18	Mar-2023	2,337,750	(3,422)
Ultra U.S. Treasury Bond Futures	Long	44	Mar-2023	6,237,000	(1,992)
Ultra 10-Year U.S. Treasury Notes	Short	18	Mar-2023	(2,181,656)	112
				$7,194,703	$(5,976)

(a)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(b)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(c)	Rate shown reflects yield as of January 31, 2023.

IO	-	Interest-Only Security - Principal amount shown represents par value on which interest payments are based
SOFR	-	Secured Overnight Financing Rate
TBA	-	To-Be-Announced Security

First Trust Long Duration Opportunities ETF (LGOV)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Valuation Inputs

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

A summary of the inputs used to value the Fund’s investments as of January 31, 2023 is as follows:

ASSETS TABLE

	Total Value at 1/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities	$18,078,479	$—	$18,078,479	$—
U.S. Government Bonds and Notes	6,884,375	—	6,884,375	—
Money Market Funds	12,973,530	12,973,530	—	—
Total Investments	37,936,384	12,973,530	24,962,854	—
Call Options Purchased	40,875	40,875	—	—
Put Options Purchased	68,734	68,734	—	—
Futures Contracts	112	112	—	—
Total	$38,046,105	$13,083,251	$24,962,854	$—

LIABILITIES TABLE

	Total Value at 1/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(17,625)	$(17,625)	$—	$—
Futures Contracts	(6,088)	(6,088)	—	—
Total	$(23,713)	$(23,713)	$—	$—

FT Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)

Portfolio of Investments
January 31, 2023 (Unaudited)

Shares	Description	Value

COMMON STOCKS — 99.6%

	Aerospace & Defense — 1.5%
36,506	General Dynamics Corp. (a)	$8,508,088

	Air Freight & Logistics — 3.0%
86,742	C.H. Robinson Worldwide, Inc.	8,688,946
79,329	Expeditors International of Washington, Inc. (a)	8,579,431
		17,268,377

	Beverages — 4.4%
127,982	Brown-Forman Corp., Class B	8,521,042
141,953	Coca-Cola (The) Co. (a)	8,704,558
50,356	PepsiCo, Inc. (a)	8,611,883
		25,837,483

	Biotechnology — 1.5%
58,198	AbbVie, Inc. (a)	8,598,754

	Building Products — 1.6%
141,673	A.O. Smith Corp. (a)	9,591,262

	Capital Markets — 4.5%
287,180	Franklin Resources, Inc. (a)	8,960,016
23,375	S&P Global, Inc. (a)	8,764,222
73,163	T. Rowe Price Group, Inc. (a)	8,521,295
		26,245,533

	Chemicals — 8.9%
27,431	Air Products and Chemicals, Inc. (a)	8,791,910
32,486	Albemarle Corp. (a)	9,143,185
55,934	Ecolab, Inc. (a)	8,660,261
26,155	Linde PLC (a)	8,655,736
65,628	PPG Industries, Inc. (a)	8,553,953
34,470	Sherwin-Williams (The) Co. (a)	8,155,257
		51,960,302

	Commercial Services & Supplies — 1.5%
19,524	Cintas Corp. (a)	8,663,580

	Containers & Packaging — 1.5%
732,135	Amcor PLC (a)	8,829,548

	Distributors — 1.5%
51,954	Genuine Parts Co. (a)	8,718,920

	Electric Utilities — 1.3%
102,447	NextEra Energy, Inc. (a)	7,645,620

	Electrical Equipment — 1.5%
96,058	Emerson Electric Co. (a)	8,666,353

	Equity Real Estate Investment Trusts — 4.5%
39,326	Essex Property Trust, Inc. (a)	8,890,429
77,941	Federal Realty Investment Trust (a)	8,692,760

FT Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Shares	Description	Value

COMMON STOCKS (Continued)
	Equity Real Estate Investment Trusts (Continued)
128,096	Realty Income Corp. (a)	$8,688,751
		26,271,940

	Food & Staples Retailing — 4.5%
110,041	Sysco Corp. (a)	8,523,776
239,423	Walgreens Boots Alliance, Inc. (a)	8,825,132
60,098	Walmart, Inc. (a)	8,646,299
		25,995,207

	Food Products — 5.8%
100,213	Archer-Daniels-Midland Co. (a)	8,302,647
192,719	Hormel Foods Corp. (a)	8,732,098
57,455	J.M. Smucker (The) Co.	8,779,124
109,355	McCormick & Co., Inc. (a)	8,214,748
		34,028,617

	Gas Utilities — 1.5%
74,839	Atmos Energy Corp. (a)	8,796,576

	Health Care Equipment & Supplies — 4.5%
76,382	Abbott Laboratories (a)	8,444,030
34,976	Becton, Dickinson and Co. (a)	8,821,647
106,377	Medtronic PLC (a)	8,902,691
		26,168,368

	Health Care Providers & Services — 1.5%
114,833	Cardinal Health, Inc. (a)	8,870,849

	Hotels, Restaurants & Leisure — 1.5%
31,886	McDonald’s Corp. (a)	8,526,316

	Household Products — 7.3%
103,908	Church & Dwight Co., Inc. (a)	8,402,001
60,968	Clorox (The) Co. (a)	8,821,460
113,185	Colgate-Palmolive Co. (a)	8,435,678
63,843	Kimberly-Clark Corp. (a)	8,300,228
60,607	Procter & Gamble (The) Co. (a)	8,629,225
		42,588,592

	Industrial Conglomerates — 1.5%
74,741	3M Co. (a)	8,601,194

	Insurance — 6.0%
118,067	Aflac, Inc. (a)	8,677,925
146,402	Brown & Brown, Inc. (a)	8,573,301
37,641	Chubb Ltd. (a)	8,562,951
81,472	Cincinnati Financial Corp. (a)	9,218,557
		35,032,734

	IT Services — 2.8%
35,941	Automatic Data Processing, Inc. (a)	8,115,837
60,748	International Business Machines Corp. (a)	8,184,578
		16,300,415

FT Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Shares	Description	Value

COMMON STOCKS (Continued)
	Life Sciences Tools & Services — 1.5%
33,272	West Pharmaceutical Services, Inc. (a)	$8,837,043

	Machinery — 9.1%
33,366	Caterpillar, Inc. (a)	8,417,908
60,019	Dover Corp. (a)	9,112,685
37,476	Illinois Tool Works, Inc. (a)	8,845,835
35,452	Nordson Corp.	8,625,472
170,609	Pentair PLC (a)	9,448,326
98,086	Stanley Black & Decker, Inc. (a)	8,760,061
		53,210,287

	Metals & Mining — 1.6%
55,803	Nucor Corp. (a)	9,431,823

	Multiline Retail — 1.6%
52,554	Target Corp. (a)	9,046,646

	Multi-Utilities — 1.5%
91,391	Consolidated Edison, Inc. (a)	8,710,476

	Oil, Gas & Consumable Fuels — 2.9%
47,533	Chevron Corp. (a)	8,271,693
75,523	Exxon Mobil Corp. (a)	8,761,423
		17,033,116

	Pharmaceuticals — 1.4%
51,069	Johnson & Johnson (a)	8,345,696

	Software — 1.4%
19,264	Roper Technologies, Inc. (a)	8,220,912

	Specialty Retail — 1.5%
41,642	Lowe’s Cos., Inc. (a)	8,671,947

	Textiles, Apparel & Luxury Goods — 1.5%
284,047	VF Corp. (a)	8,788,414

	Trading Companies & Distributors — 1.5%
15,058	W.W. Grainger, Inc. (a)	8,876,390
	Total Common Stocks	580,887,378
	(Cost $557,600,181)

MONEY MARKET FUNDS — 0.6%

3,256,068	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (b)	3,256,068
	(Cost $3,256,068)
	Total Investments — 100.2%	584,143,446
	(Cost $560,856,249)

FT Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

CALL OPTIONS WRITTEN — (0.3)%

(39)	3M Co.	$(448,812)	$120.00	02/17/23	$(2,418)
(163)	A.O. Smith Corp.	(1,103,510)	60.00	02/17/23	(111,655)
(79)	Abbott Laboratories	(873,345)	115.00	02/17/23	(3,634)
(37)	AbbVie, Inc.	(546,675)	150.00	02/17/23	(10,064)
(77)	Aflac, Inc.	(565,950)	70.00	02/17/23	(29,106)
(16)	Air Products and Chemicals, Inc.	(512,816)	300.00	02/17/23	(36,800)
(11)	Albemarle Corp.	(309,595)	250.00	02/17/23	(38,060)
(1,035)	Amcor PLC	(1,248,210)	12.00	02/17/23	(26,910)
(58)	Archer-Daniels-Midland Co.	(480,530)	85.00	02/17/23	(4,640)
(157)	Atmos Energy Corp.	(1,845,378)	115.00	02/17/23	(41,605)
(26)	Automatic Data Processing, Inc.	(587,106)	240.00	02/17/23	(1,690)
(20)	Becton, Dickinson and Co.	(504,440)	250.00	02/17/23	(15,000)
(64)	Brown & Brown, Inc.	(374,784)	60.00	02/17/23	(2,368)
(51)	Cardinal Health, Inc.	(393,975)	75.00	02/17/23	(16,830)
(22)	Caterpillar, Inc.	(555,038)	250.00	02/17/23	(17,160)
(27)	Chevron Corp.	(469,854)	180.00	02/17/23	(3,969)
(29)	Chubb Ltd.	(659,721)	220.00	02/17/23	(29,435)
(127)	Church & Dwight Co., Inc.	(1,026,922)	85.00	02/17/23	(6,731)
(31)	Cincinnati Financial Corp.	(350,765)	100.00	02/17/23	(42,780)
(18)	Cintas Corp.	(798,732)	440.00	02/17/23	(19,800)
(27)	Clorox (The) Co.	(390,663)	140.00	02/17/23	(20,115)
(112)	Coca-Cola (The) Co.	(686,784)	60.00	02/17/23	(22,624)
(79)	Colgate-Palmolive Co.	(588,787)	75.00	02/17/23	(7,110)
(71)	Consolidated Edison, Inc.	(676,701)	92.50	02/17/23	(20,945)
(44)	Dover Corp.	(668,052)	140.00	02/17/23	(53,636)
(25)	Ecolab, Inc.	(387,075)	150.00	02/17/23	(14,000)
(58)	Emerson Electric Co.	(523,276)	87.50	02/17/23	(23,780)
(41)	Essex Property Trust, Inc.	(926,887)	220.00	02/17/23	(32,390)
(41)	Expeditors International of Washington, Inc.	(443,415)	105.00	02/17/23	(18,860)
(65)	Exxon Mobil Corp.	(754,065)	115.00	02/17/23	(20,150)
(81)	Federal Realty Investment Trust	(903,393)	105.00	02/17/23	(59,535)
(177)	Franklin Resources, Inc.	(552,240)	30.00	02/17/23	(29,205)
(18)	General Dynamics Corp.	(419,508)	230.00	02/17/23	(9,540)
(27)	Genuine Parts Co.	(453,114)	160.00	02/17/23	(24,840)
(121)	Hormel Foods Corp.	(548,251)	44.00	02/17/23	(20,570)
(40)	Illinois Tool Works, Inc.	(944,160)	230.00	02/17/23	(38,600)
(33)	International Business Machines Corp.	(444,609)	140.00	02/17/23	(1,023)
(55)	Johnson & Johnson	(898,810)	170.00	02/17/23	(1,815)
(48)	Kimberly-Clark Corp.	(624,048)	135.00	02/17/23	(1,824)
(21)	Linde PLC	(694,974)	330.00	02/17/23	(16,422)
(19)	Lowe’s Cos., Inc.	(395,675)	200.00	02/17/23	(18,240)
(41)	McCormick & Co., Inc.	(307,992)	75.00	02/17/23	(5,740)
(30)	McDonald’s Corp.	(802,200)	270.00	02/17/23	(9,900)
(54)	Medtronic PLC	(451,926)	80.00	02/17/23	(21,600)
(73)	NextEra Energy, Inc.	(544,799)	82.50	02/17/23	(657)

FT Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

CALL OPTIONS WRITTEN (Continued)

(30)	Nucor Corp.	$(507,060)	$155.00	02/17/23	$(41,940)
(142)	Pentair PLC	(786,396)	50.00	02/17/23	(66,030)
(37)	PepsiCo, Inc.	(632,774)	170.00	02/17/23	(14,060)
(38)	PPG Industries, Inc.	(495,292)	130.00	02/17/23	(13,110)
(82)	Procter & Gamble (The) Co.	(1,167,516)	145.00	02/17/23	(8,938)
(87)	Realty Income Corp.	(590,121)	65.00	02/17/23	(27,927)
(13)	Roper Technologies, Inc.	(554,775)	440.00	02/17/23	(3,458)
(18)	S&P Global, Inc.	(674,892)	370.00	02/17/23	(24,210)
(14)	Sherwin-Williams (The) Co.	(331,226)	240.00	02/17/23	(6,720)
(38)	Stanley Black & Decker, Inc.	(339,378)	85.00	02/17/23	(22,800)
(108)	Sysco Corp.	(836,568)	80.00	02/17/23	(6,048)
(46)	T. Rowe Price Group, Inc.	(535,762)	120.00	02/17/23	(8,050)
(25)	Target Corp.	(430,350)	160.00	02/17/23	(32,475)
(129)	VF Corp.	(399,126)	30.00	02/17/23	(25,155)
(9)	W.W. Grainger, Inc.	(530,532)	560.00	02/17/23	(31,050)
(105)	Walgreens Boots Alliance, Inc.	(387,030)	35.00	02/17/23	(19,425)
(48)	Walmart, Inc.	(690,576)	140.00	02/17/23	(24,480)
(17)	West Pharmaceutical Services, Inc.	(451,520)	260.00	02/17/23	(21,896)
	Total Call Options Written				(1,351,548)
	(Premiums received $1,039,465)

	Net Other Assets and Liabilities — 0.1%				347,173
	Net Assets — 100.0%				$583,139,071

(a)	All or a portion of this security is held as collateral for the options written. At January 31, 2023, the value of these securities amounts to $39,028,456.
(b)	Rate shown reflects yield as of January 31, 2023.

FT Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Valuation Inputs

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

A summary of the inputs used to value the Fund’s investments as of January 31, 2023 is as follows:

ASSETS TABLE

	Total Value at 1/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$580,887,378	$580,887,378	$—	$—
Money Market Funds	3,256,068	3,256,068	—	—
Total Investments	$584,143,446	$584,143,446	$—	$—

LIABILITIES TABLE

	Total Value at 1/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(1,351,548)	$(1,351,548)	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)

Portfolio of Investments
January 31, 2023 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES — 67.6%
	Aerospace/Defense — 2.4%
$50,000	L3Harris Technologies, Inc.	3.85%	06/15/23	$49,783
40,000	L3Harris Technologies, Inc.	3.85%	12/15/26	38,929
2,250,000	Lockheed Martin Corp.	4.95%	10/15/25	2,285,984
1,300,000	Lockheed Martin Corp.	5.10%	11/15/27	1,349,984
5,800,000	Northrop Grumman Corp.	2.93%	01/15/25	5,612,558
				9,337,238
	Banking — 16.3%
6,750,000	Bank of America Corp. (a)	5.08%	01/20/27	6,777,458
145,000	Bank of America Corp., Medium-Term Note	4.13%	01/22/24	144,040
2,750,000	Bank of America Corp., Medium-Term Note	3.88%	08/01/25	2,710,640
5,250,000	Bank of America Corp., Medium-Term Note	3.50%	04/19/26	5,110,699
5,150,000	Bank of New York Mellon (The) Corp. (a)	4.41%	07/24/26	5,115,946
125,000	Bank of New York Mellon (The) Corp., Medium-Term Note (a)	3.43%	06/13/25	122,904
3,000,000	Goldman Sachs Group (The), Inc.	5.70%	11/01/24	3,045,049
3,400,000	Goldman Sachs Group (The), Inc.	3.00%	03/15/24	3,333,192
7,800,000	JPMorgan Chase & Co.	3.90%	07/15/25	7,681,424
5,750,000	JPMorgan Chase & Co.	3.30%	04/01/26	5,550,801
2,000,000	Morgan Stanley (a)	5.05%	01/28/27	2,007,742
5,250,000	Morgan Stanley, Medium-Term Note	4.00%	07/23/25	5,169,220
2,750,000	PNC Financial Services Group (The), Inc. (a)	4.76%	01/26/27	2,755,511
484,000	State Street Corp. (a)	4.86%	01/26/26	485,895
4,000,000	Truist Financial Corp., Medium-Term Note (a)	4.87%	01/26/29	4,024,457
3,000,000	US Bancorp (a)	5.73%	10/21/26	3,083,474
3,000,000	US Bancorp (a)	4.65%	02/01/29	2,999,833
2,750,000	Wells Fargo & Co., Medium-Term Note	3.55%	09/29/25	2,672,983
1,250,000	Wells Fargo & Co., Medium-Term Note (a)	2.41%	10/30/25	1,193,764
				63,985,032
	Cable Satellite — 3.0%
150,000	Comcast Corp.	3.95%	10/15/25	147,923
10,000,000	Comcast Corp.	5.25%	11/07/25	10,219,567
1,250,000	Comcast Corp.	5.35%	11/15/27	1,303,009
				11,670,499
	Construction Machinery — 2.1%
4,000,000	Caterpillar Financial Services Corp.	4.80%	01/06/26	4,054,775
100,000	John Deere Capital Corp., Medium-Term Note	4.05%	09/08/25	99,141
4,000,000	John Deere Capital Corp., Medium-Term Note	4.80%	01/09/26	4,053,366
				8,207,282
	Consumer Cyclical Services — 0.1%
300,000	Expedia Group, Inc. (b)	6.25%	05/01/25	304,919
	Diversified Manufacturing — 0.7%
3,000,000	Roper Technologies, Inc.	3.80%	12/15/26	2,913,207
	Electric — 1.9%
3,800,000	AEP Transmission Co. LLC	3.10%	12/01/26	3,608,841
100,000	Duke Energy Carolinas LLC	2.95%	12/01/26	95,541
425,000	FirstEnergy Transmission LLC (b)	4.35%	01/15/25	416,489
125,000	Pacific Gas and Electric Co.	3.25%	02/16/24	122,717
25,000	Pacific Gas and Electric Co.	4.95%	06/08/25	24,761
25,000	Pacific Gas and Electric Co.	5.45%	06/15/27	25,116
1,550,000	Virginia Electric and Power Co., Series A	3.10%	05/15/25	1,497,185

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Electric (Continued)
$1,550,000	Virginia Electric and Power Co., Series B	3.75%	05/15/27	$1,512,195
150,000	WEC Energy Group, Inc.	5.00%	09/27/25	150,859
				7,453,704
	Environmental — 3.8%
5,250,000	Republic Services, Inc.	3.20%	03/15/25	5,073,011
1,550,000	Republic Services, Inc.	2.90%	07/01/26	1,467,710
4,937,000	Waste Management, Inc.	3.50%	05/15/24	4,853,636
3,621,000	Waste Management, Inc.	3.13%	03/01/25	3,511,863
				14,906,220
	Food and Beverage — 4.5%
7,000,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.	3.65%	02/01/26	6,843,803
3,000,000	Conagra Brands, Inc.	4.30%	05/01/24	2,969,703
6,500,000	Constellation Brands, Inc.	4.75%	12/01/25	6,502,644
421,000	Constellation Brands, Inc.	5.00%	02/02/26	421,475
1,000,000	Constellation Brands, Inc.	4.35%	05/09/27	989,067
				17,726,692
	Gaming — 0.0%
100,000	VICI Properties, L.P. / VICI Note Co., Inc. (b)	3.50%	02/15/25	95,278
50,000	VICI Properties, L.P. / VICI Note Co., Inc. (b)	4.63%	06/15/25	48,448
75,000	VICI Properties, L.P. / VICI Note Co., Inc. (b)	4.25%	12/01/26	70,878
				214,604
	Health Insurance — 5.9%
3,549,000	Aetna, Inc.	3.50%	11/15/24	3,470,711
325,000	Centene Corp.	4.25%	12/15/27	312,149
3,550,000	Elevance Health, Inc.	3.35%	12/01/24	3,469,052
5,000,000	Elevance Health, Inc.	5.35%	10/15/25	5,082,589
333,000	Elevance Health, Inc.	4.90%	02/08/26	333,354
4,500,000	Humana, Inc.	4.50%	04/01/25	4,486,601
625,000	UnitedHealth Group, Inc.	5.00%	10/15/24	631,513
3,750,000	UnitedHealth Group, Inc.	3.75%	07/15/25	3,700,415
1,550,000	UnitedHealth Group, Inc.	5.25%	02/15/28	1,616,562
				23,102,946
	Healthcare — 6.6%
125,000	Abbott Laboratories	3.75%	11/30/26	123,467
2,250,000	Alcon Finance Corp. (b)	2.75%	09/23/26	2,093,191
100,000	AmerisourceBergen Corp.	3.40%	05/15/24	98,070
1,550,000	Baxter International, Inc.	1.32%	11/29/24	1,455,624
3,500,000	Becton Dickinson and Co.	3.73%	12/15/24	3,438,791
5,250,000	Cigna Corp.	4.13%	11/15/25	5,193,600
1,550,000	CVS Health Corp.	3.88%	07/20/25	1,519,268
4,835,000	Danaher Corp.	3.35%	09/15/25	4,709,626
200,000	HCA, Inc.	5.88%	02/15/26	203,658
1,550,000	McKesson Corp.	3.80%	03/15/24	1,530,073
800,000	Stryker Corp.	3.38%	11/01/25	775,405
1,550,000	Thermo Fisher Scientific, Inc.	4.80%	11/21/27	1,592,343
3,400,000	Zimmer Biomet Holdings, Inc.	1.45%	11/22/24	3,207,390
				25,940,506

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Lodging — 0.1%
$50,000	Hilton Domestic Operating Co., Inc. (b)	5.38%	05/01/25	$49,779
435,000	Hyatt Hotels Corp.	5.63%	04/23/25	439,252
				489,031
	Midstream — 0.3%
50,000	Energy Transfer, L.P.	5.88%	01/15/24	50,227
75,000	Energy Transfer, L.P.	2.90%	05/15/25	71,587
1,250,000	Enterprise Products Operating LLC	5.05%	01/10/26	1,268,614
				1,390,428
	Other Utility — 0.3%
1,200,000	American Water Capital Corp.	3.85%	03/01/24	1,184,656
	Pharmaceuticals — 5.0%
2,700,000	AbbVie, Inc.	2.60%	11/21/24	2,602,957
1,550,000	AbbVie, Inc.	3.20%	05/14/26	1,488,911
3,000,000	Amgen, Inc.	3.63%	05/22/24	2,953,069
1,500,000	Bayer US Finance II LLC (b)	3.88%	12/15/23	1,481,257
2,650,000	Gilead Sciences, Inc.	3.70%	04/01/24	2,616,509
5,750,000	Merck & Co., Inc.	2.75%	02/10/25	5,572,141
2,250,000	Roche Holdings, Inc. (b)	2.63%	05/15/26	2,131,014
300,000	Zoetis, Inc.	4.50%	11/13/25	299,314
600,000	Zoetis, Inc.	5.40%	11/14/25	613,694
				19,758,866
	Property & Casualty Insurance — 2.7%
1,900,000	Brown & Brown, Inc.	4.20%	09/15/24	1,873,904
7,185,000	Marsh & McLennan Cos., Inc.	3.88%	03/15/24	7,107,284
1,650,000	Marsh & McLennan Cos., Inc.	3.75%	03/14/26	1,618,931
				10,600,119
	Retailers — 0.0%
109,000	Nordstrom, Inc.	2.30%	04/08/24	103,576
	Technology — 7.1%
5,000,000	Autodesk, Inc.	4.38%	06/15/25	4,968,617
500,000	Cadence Design Systems, Inc.	4.38%	10/15/24	498,702
1,550,000	Fidelity National Information Services, Inc.	4.50%	07/15/25	1,534,823
50,000	Global Payments, Inc.	4.00%	06/01/23	49,789
1,550,000	Global Payments, Inc.	1.50%	11/15/24	1,453,432
1,550,000	Infor, Inc. (b)	1.75%	07/15/25	1,412,378
8,250,000	Microsoft Corp.	2.70%	02/12/25	8,018,919
6,000,000	Oracle Corp.	5.80%	11/10/25	6,170,756
775,000	Oracle Corp.	3.25%	11/15/27	729,912
1,550,000	VMware, Inc.	4.50%	05/15/25	1,530,087
1,550,000	Workday, Inc.	3.50%	04/01/27	1,484,191
				27,851,606
	Wireless — 4.0%
8,410,000	Crown Castle, Inc.	3.15%	07/15/23	8,346,927
5,750,000	T-Mobile USA, Inc.	3.50%	04/15/25	5,585,897
200,000	T-Mobile USA, Inc.	5.38%	04/15/27	200,840
1,500,000	T-Mobile USA, Inc.	4.75%	02/01/28	1,487,543
				15,621,207

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Wirelines — 0.8%
$1,550,000	Verizon Communications, Inc.	3.50%	11/01/24	$1,519,522
1,550,000	Verizon Communications, Inc.	4.13%	03/16/27	1,531,646
				3,051,168
	Total Corporate Bonds and Notes			265,813,506
	(Cost $264,251,843)

Principal Value	Description	Annualized Yield on Date of Purchase	Stated Maturity	Value

COMMERCIAL PAPER — 17.6%
	Chemicals — 4.1%
8,000,000	Cabot Corp.	4.61%	02/01/23	8,000,000
8,000,000	FMC Corp.	4.92%	02/01/23	8,000,000
				16,000,000
	Electric — 8.7%
8,000,000	CenterPoint Energy, Inc.	4.56%	02/01/23	8,000,000
8,000,000	DTE Energy Co.	4.51%	02/01/23	8,000,000
8,000,000	Duke Energy Corp.	4.54%	02/01/23	8,000,000
2,000,000	Northern States Power Co.	4.56%	02/01/23	2,000,000
8,000,000	Southern California Edison Co.	4.72%	02/01/23	8,000,000
				34,000,000
	Health Insurance — 0.8%
3,000,000	Elevance Health, Inc.	4.56%	02/01/23	3,000,000
	Midstream — 2.5%
2,000,000	Energy Transfer, L.P.	5.00%	02/01/23	2,000,000
8,000,000	Plains All American Pipeline, L.P.	4.92%	02/01/23	8,000,000
				10,000,000
	Technology — 1.5%
6,000,000	Flex Ltd.	5.02%	02/01/23	6,000,000
	Total Commercial Paper			69,000,000
	(Cost $69,000,000)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

FOREIGN CORPORATE BONDS AND NOTES — 7.9%
	Banking — 4.2%
4,500,000	Bank of Montreal	5.20%	12/12/24	4,531,533
755,000	Royal Bank of Canada	3.38%	04/14/25	736,362
5,500,000	Royal Bank of Canada, Medium-Term Note	4.88%	01/12/26	5,536,298
4,500,000	Toronto-Dominion Bank (The)	3.77%	06/06/25	4,407,297
1,550,000	Toronto-Dominion Bank (The), Medium-Term Note	4.29%	09/13/24	1,537,774
				16,749,264
	Healthcare — 0.7%
2,900,000	DH Europe Finance II Sarl	2.20%	11/15/24	2,785,362

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Pharmaceuticals — 2.3%
$5,250,000	AstraZeneca PLC	3.38%	11/16/25	$5,127,556
3,881,000	CSL Finance PLC (b)	3.85%	04/27/27	3,771,716
				8,899,272
	Railroads — 0.7%
2,900,000	Canadian Pacific Railway Co.	1.35%	12/02/24	2,726,285
	Total Foreign Corporate Bonds and Notes			31,160,183
	(Cost $30,967,956)

Principal Value	Description	Rate (c)	Stated Maturity (d)	Value

SENIOR FLOATING-RATE LOAN INTERESTS — 4.1%
	Cable Satellite — 1.1%
4,530,095	Charter Communications Operating LLC, Term Loan B1, 1 Mo. LIBOR + 1.75%, 0.00% Floor	6.32%	04/30/25	4,528,419
	Healthcare — 1.3%
5,146,796	IQVIA, Inc. (Quintiles), Term Loan B3, 3 Mo. LIBOR + 1.75%, 0.00% Floor	6.48%	06/11/25	5,150,836
	Technology — 0.7%
85,128	SS&C Technologies Holdings, Inc., Term Loan B-3, 1 Mo. LIBOR + 1.75%, 0.00% Floor	6.32%	04/16/25	85,077
69,105	SS&C Technologies Holdings, Inc., Term Loan B-4, 1 Mo. LIBOR + 1.75%, 0.00% Floor	6.32%	04/16/25	69,064
2,439,867	SS&C Technologies Holdings, Inc., Term Loan B-5, 1 Mo. LIBOR + 1.75%, 0.00% Floor	6.32%	04/16/25	2,438,037
				2,592,178
	Wireless — 1.0%
3,748,042	SBA Senior Finance II LLC, Term Loan B, 1 Mo. LIBOR + 1.75%, 0.00% Floor	6.32%	04/11/25	3,746,974
	Total Senior Floating-Rate Loan Interests			16,018,407
	(Cost $15,959,422)

Shares	Description	Value

MONEY MARKET FUNDS — 5.6%
22,190,243	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.12% (e)	22,190,243
	(Cost $22,190,243)
	Total Investments — 102.8%	404,182,339
	(Cost $402,369,464)

	Net Other Assets and Liabilities — (2.8)%	(11,156,234)
	Net Assets — 100.0%	$393,026,105

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

1

(a)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at January 31, 2023. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(b)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2023, securities noted as such amounted to $11,875,347 or 3.0% of net assets.
(c)	Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the SOFR obtained from the U.S. Department of the Treasury’s Office of Financial Research, (iii) the prime rate offered by one or more United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR or SOFR floor that establishes a minimum LIBOR or SOFR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR or SOFR period, spread and floor, but different LIBOR or SOFR reset dates.
(d)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(e)	Rate shown reflects yield as of January 31, 2023.

LIBOR	-	London Interbank Offered Rate
SOFR	-	Secured Overnight Financing Rate

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Valuation Inputs

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

A summary of the inputs used to value the Fund’s investments as of January 31, 2023 is as follows:

	Total Value at 1/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$265,813,506	$—	$265,813,506	$—
Commercial Paper*	69,000,000	—	69,000,000	—
Foreign Corporate Bonds and Notes*	31,160,183	—	31,160,183	—
Senior Floating-Rate Loan Interests*	16,018,407	—	16,018,407	—
Money Market Funds	22,190,243	22,190,243	—	—
Total Investments	$404,182,339	$22,190,243	$381,992,096	$—

* See Portfolio of Investments for industry breakout.

First Trust High Income Strategic Focus ETF (HISF)

Portfolio of Investments
January 31, 2023 (Unaudited)

Shares	Description	Value

	Exchange-Traded Funds (a) — 99.9%
	Capital Markets — 99.9%
62,852	First Trust Enhanced Short Maturity ETF	$3,738,437
104,769	First Trust Institutional Preferred Securities and Income ETF	1,952,894
349,346	First Trust Limited Duration Investment Grade Corporate ETF	6,579,932
137,908	First Trust Low Duration Opportunities ETF	6,625,224
144,246	First Trust Tactical High Yield ETF	5,832,587
297,712	First Trust TCW Opportunistic Fixed Income ETF	13,537,977
	Total Investments — 99.9%	38,267,051
	(Cost $40,309,363)
	Net Other Assets and Liabilities — 0.1%	39,770
	Net Assets — 100.0%	$38,306,821

(a)	Represents investments in affiliated funds.

Valuation Inputs

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

A summary of the inputs used to value the Fund’s investments as of January 31, 2023 is as follows:

	Total Value at 1/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$38,267,051	$38,267,051	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust High Income Strategic Focus ETF (HISF)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Affiliated Transactions

Amounts relating to investments in affiliated funds at January 31, 2023, and for the fiscal year-to-date period (November 1, 2022 to January 31, 2023) are as follows:

Security Name	Shares at 1/31/2023	Value at 10/31/2022	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 1/31/2023	Dividend Income
First Trust Enhanced Short Maturity ETF	62,852	$3,934,721	$10,402	$(219,045)	$12,248	$111	$3,738,437	$35,861
First Trust Institutional Preferred Securities and Income ETF	104,769	1,975,072	—	(167,486)	168,137	(22,829)	1,952,894	26,991
First Trust Limited Duration Investment Grade Corporate ETF	349,346	—	6,539,757	—	40,175	—	6,579,932	20,961
First Trust Low Duration Opportunities ETF	137,908	9,708,679	—	(3,284,481)	418,981	(217,955)	6,625,224	70,425
First Trust Tactical High Yield ETF	144,246	8,077,865	—	(2,359,248)	470,268	(356,298)	5,832,587	117,311
First Trust TCW Opportunistic Fixed Income ETF	297,712	10,532,263	2,844,344	(600,323)	762,104	(411)	13,537,977	127,306
Total Investments in Affiliates		$34,228,600	$9,394,503	$(6,630,583)	$1,871,913	$(597,382)	$38,267,051	$398,855

FT Cboe Vest Rising Dividend Achievers Target Income ETF (RDVI)

Portfolio of Investments
January 31, 2023 (Unaudited)

Shares	Description	Value

COMMON STOCKS — 100.1%
	Banks — 12.5%
17,896	Bank of America Corp. (a)	$634,950
14,800	Citizens Financial Group, Inc. (a)	641,136
4,388	JPMorgan Chase & Co. (a)	614,144
34,130	KeyCorp (a)	654,955
27,566	Regions Financial Corp. (a)	648,904
13,458	U.S. Bancorp (a)	670,208
		3,864,297

	Capital Markets — 6.1%
1,639	Goldman Sachs Group (The), Inc. (a)	599,562
16,864	Jefferies Financial Group, Inc. (a)	662,418
6,530	Morgan Stanley (a)	635,565
		1,897,545

	Chemicals — 4.1%
9,490	Corteva, Inc. (a)	611,631
20,880	Huntsman Corp. (a)	661,687
		1,273,318

	Communications Equipment — 1.9%
11,865	Cisco Systems, Inc. (a)	577,470

	Consumer Finance — 8.8%
3,878	American Express Co. (a)	678,378
6,298	Capital One Financial Corp. (a)	749,462
5,855	Discover Financial Services (a)	683,454
17,083	Synchrony Financial (a)	627,459
		2,738,753

	Food Products — 1.6%
6,145	Archer-Daniels-Midland Co. (a)	509,113

	Health Care Providers & Services — 5.4%
1,130	Elevance Health, Inc. (a)	564,989
1,127	Humana, Inc. (a)	576,686
1,082	UnitedHealth Group, Inc. (a)	540,123
		1,681,798

	Household Durables — 2.2%
12,253	PulteGroup, Inc. (a)	697,073

	Insurance — 9.9%
8,218	Aflac, Inc. (a)	604,023
4,323	Allstate (The) Corp. (a)	555,376
5,550	Cincinnati Financial Corp. (a)	627,983
15,375	Fidelity National Financial, Inc. (a)	676,961
5,795	Prudential Financial, Inc. (a)	608,127
		3,072,470

FT Cboe Vest Rising Dividend Achievers Target Income ETF (RDVI)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Shares	Description	Value

COMMON STOCKS (Continued)
	IT Services — 6.2%
10,210	Cognizant Technology Solutions Corp., Class A (a)	$681,517
1,641	Mastercard, Inc., Class A (a)	608,155
2,743	Visa, Inc., Class A (a)	631,466
		1,921,138

	Machinery — 3.9%
2,406	Cummins, Inc. (a)	600,393
2,512	Snap-on, Inc. (a)	624,810
		1,225,203

	Media — 4.1%
17,475	Interpublic Group of (The) Cos., Inc. (a)	637,139
7,355	Omnicom Group, Inc. (a)	632,456
		1,269,595

	Metals & Mining — 2.1%
14,790	Freeport-McMoRan, Inc. (a)	659,930

	Oil, Gas & Consumable Fuels — 3.8%
4,510	EOG Resources, Inc. (a)	596,447
2,590	Pioneer Natural Resources Co. (a)	596,607
		1,193,054

	Paper & Forest Products — 2.0%
9,172	Louisiana-Pacific Corp. (a)	624,521

	Pharmaceuticals — 3.3%
3,229	Johnson & Johnson (a)	527,683
11,035	Pfizer, Inc. (a)	487,306
		1,014,989

	Semiconductors & Semiconductor Equipment — 14.0%
5,416	Applied Materials, Inc. (a)	603,830
21,074	Intel Corp. (a)	595,551
1,473	KLA Corp. (a)	578,123
1,278	Lam Research Corp. (a)	639,128
3,423	NVIDIA Corp. (a)	668,752
4,954	QUALCOMM, Inc. (a)	659,922
3,345	Texas Instruments, Inc. (a)	592,767
		4,338,073

	Software — 1.9%
2,318	Microsoft Corp. (a)	574,424

	Specialty Retail — 4.3%
7,138	Best Buy Co., Inc. (a)	633,283

FT Cboe Vest Rising Dividend Achievers Target Income ETF (RDVI)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Shares	Description	Value

COMMON STOCKS (Continued)
	Specialty Retail (Continued)
5,077	Williams-Sonoma, Inc. (a)	$685,091
		1,318,374

	Technology Hardware, Storage & Peripherals — 2.0%
4,216	Apple, Inc. (a)	608,327
	Total Investments — 100.1%	31,059,465
	(Cost $29,413,244)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

CALL OPTIONS WRITTEN — (0.1)%

(10)	S&P 500 Weeklys	$(4,076,600)	$4,080.00	02/03/23	(38,900)
	(Premiums received $44,771)
	Net Other Assets and Liabilities — (0.0)%				(14,123)
	Net Assets — 100.0%				$31,006,442

(a) All or a portion of this security is pledged as collateral for the options written. At January 31, 2023, the value of these securities amounts to $1,162,984.

FT Cboe Vest Rising Dividend Achievers Target Income ETF (RDVI)

Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Valuation Inputs

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

A summary of the inputs used to value the Fund’s investments as of January 31, 2023 is as follows:

ASSETS TABLE

	Total Value at 1/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$31,059,465	$31,059,465	$—	$—

LIABILITIES TABLE

	Total Value at 1/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(38,900)	$(38,900)	$—	$—

*	See Portfolio of Investments for industry breakout.